UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3091

Name of Fund:  BlackRock Series Funds, Inc.
               BlackRock Balanced Capital Portfolio BlackRock Large Cap Core Portfolio BlackRock Bond Portfolio BlackRock Global Allocation Portfolio BlackRock Fundamental Growth Portfolio BlackRock High Income Portfolio BlackRock Government Income Portfolio BlackRock Money Market Portfolio

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                          Shares
Industry                                   Held                           Common Stocks                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.3%                 265,000 Honeywell International, Inc.                                      $ 10,838,500
                                           130,000 Raytheon Co.                                                          6,241,300
                                           165,000 United Technologies Corp.                                            10,452,750
                                                                                                                      ------------
                                                                                                                        27,532,550
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                          70,000 Harley-Davidson, Inc.                                                 4,392,500
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                           150,000 Anheuser-Busch Cos., Inc.                                             7,126,500
                                           335,000 Coca-Cola Enterprises, Inc.                                           6,978,050
                                                                                                                      ------------
                                                                                                                        14,104,550
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%                   300,000 Masco Corp.                                                           8,226,000
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                     265,000 Mellon Financial Corp.                                               10,361,500
                                           170,000 Morgan Stanley                                                       12,394,700
                                                                                                                      ------------
                                                                                                                        22,756,200
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                           200,000 E.I. du Pont de Nemours & Co.                                         8,568,000
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.4%                    330,000 Wells Fargo & Co.                                                    11,939,400
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.1%            525,000 Cisco Systems, Inc. (a)                                              12,075,000
                                           330,000 Juniper Networks, Inc. (a)(m)                                         5,702,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,777,400
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.4%             245,000 Hewlett-Packard Co.                                                   8,989,050
                                            80,000 International Business Machines Corp.                                 6,555,200
                                         1,000,000 Sun Microsystems, Inc. (a)                                            4,970,000
                                                                                                                      ------------
                                                                                                                        20,514,250
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.5%      235,000 Citigroup, Inc.                                                      11,672,450
                                           205,000 JPMorgan Chase & Co.                                                  9,626,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,299,250
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              100,000 AT&T, Inc.                                                            3,256,000
Services - 1.6%                            275,000 Verizon Communications, Inc.                                         10,210,750
                                                                                                                       -----------
                                                                                                                        13,466,750
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.9%         100,000 GlobalSantaFe Corp.                                                   4,999,000
                                            65,000 Schlumberger Ltd. (m)                                                 4,031,950
                                           170,000 Weatherford International Ltd. (a)                                    7,092,400
                                                                                                                      ------------
                                                                                                                        16,123,350
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.3%                       250,000 Cadbury Schweppes Plc                                                10,692,500
                                           100,000 General Mills, Inc.                                                   5,660,000
                                            35,000 Nestle SA Registered Shares                                          12,169,544
                                           300,000 Unilever NV (b)                                                       7,362,000
                                                                                                                      ------------
                                                                                                                        35,884,044
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                    275,000 Baxter International, Inc.                                           12,501,500
Supplies - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                    150,000 AmerisourceBergen Corp.                                               6,780,000
Services - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%       300,000 McDonald's Corp.                                                     11,736,000
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.5%                  195,000 Kimberly-Clark Corp.                                                 12,745,200
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                         325,000 Accenture Ltd. Class A                                               10,305,750
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.7%             85,000 3M Co.                                                                6,325,700
                                           350,000 General Electric Co.                                                 12,355,000
                                           135,000 Textron, Inc.                                                        11,812,500
                                           325,000 Tyco International Ltd.                                               9,096,750
                                                                                                                      ------------
                                                                                                                        39,589,950
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.8%                           215,000 ACE Ltd.                                                             11,766,950
                                           180,000 American International Group, Inc.                                   11,926,800
                                           165,000 Endurance Specialty Holdings Ltd.                                     5,817,900
                                           200,000 Genworth Financial, Inc. Class A                                      7,002,000
                                           100,000 Prudential Financial, Inc.                                            7,625,000
                                            90,000 RenaissanceRe Holdings Ltd.                                           5,004,000
                                                                                                                      ------------
                                                                                                                        49,142,650
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.5%        170,000   Yahoo!, Inc. (a)                                                    4,297,600
----------------------------------------------------------------------------------------------------------------------------------


BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                          Shares
Industry                                   Held                           Common Stocks                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.9%                           165,000 Dover Corp.                                                        $  7,827,600
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                               100,000 CBS Corp. Class B                                                     2,817,000
                                           165,000 Comcast Corp. Special Class A (a)                                     6,073,650
                                           150,000 Walt Disney Co.                                                       4,636,500
                                                                                                                      ------------
                                                                                                                        13,527,150
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                     205,000 Alcoa, Inc.                                                           5,748,200
                                            20,000 United States Steel Corp.                                             1,153,600
                                                                                                                      ------------
                                                                                                                         6,901,800
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.1%         120,000 Devon Energy Corp.                                                    7,578,000
                                           165,000 EnCana Corp.                                                          7,703,850
                                            80,000 Exxon Mobil Corp.                                                     5,368,000
                                           200,000 Murphy Oil Corp.                                                      9,510,000
                                            70,000 Total SA (b)                                                          4,615,800
                                                                                                                      ------------
                                                                                                                        34,775,650
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.1%             175,000 International Paper Co. (m)                                           6,060,250
                                            50,000 Weyerhaeuser Co.                                                      3,076,500
                                                                                                                      ------------
                                                                                                                         9,136,750
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.2%                     135,000 GlaxoSmithKline Plc (b)                                               7,186,050
                                           305,000 Schering-Plough Corp.                                                 6,737,450
                                           250,000 Wyeth                                                                12,710,000
                                                                                                                      ------------
                                                                                                                        26,633,500
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             210,000 Applied Materials, Inc. (m)                                           3,723,300
Equipment - 1.0%                           200,000 Intersil Corp. Class A                                                4,910,000
                                                                                                                       -----------
                                                                                                                         8,633,300
----------------------------------------------------------------------------------------------------------------------------------
Software - 1.8%                             50,000 Electronic Arts, Inc. (a)                                             2,784,000
                                           165,000 Microsoft Corp.                                                       4,509,450
                                           365,000 Symantec Corp. (a)(m)                                                 7,767,200
                                                                                                                      ------------
                                                                                                                        15,060,650
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.3%                    325,000 Limited Brands                                                        8,609,250
                                            65,000 Office Depot, Inc. (a)                                                2,580,500
                                                                                                                      ------------
                                                                                                                        11,189,750
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks
                                                   (Cost - $406,360,851) - 59.6%                                       503,369,044
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Preferred Securities
----------------------------------------------------------------------------------------------------------------------------------
                                            Face
                                           Amount                     Capital Trusts
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%              USD   335,000 BAC Capital Trust VI, 5.625% due 3/08/2035                              310,651
                                           450,000 MUFG Capital Finance 1 Ltd., 6.346% (c)(k)                              453,650
                                           325,000 RBS Capital Trust I, 5.512% (c)(k)                                      315,788
                                           640,000 USB Capital IX, 6.189% (c)(k)                                           647,267
                                                                                                                      ------------
                                                                                                                         1,727,356
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%      325,000 ILFC E-Capital Trust II, 6.25% due 12/21/2065 (c)(d)                    324,894
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%         340,000 Pemex Project Funding Master Trust,
                                                   7.375% due 12/15/2014                                                   367,540
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Capital Trusts
                                                   (Cost - $2,392,645) - 0.3%                                            2,419,790
----------------------------------------------------------------------------------------------------------------------------------
                                          Shares
                                           Held                         Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                    320,000 Barclays Bank Plc, 6.278%                                               305,712
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                    5,300 Duquesne Light Co., 6.50%                                               261,078
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%           20,800 Fannie Mae Series O, 7%                                               1,101,100
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks
                                                   (Cost - $1,712,338) - 0.2%                                            1,667,890
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Securities
                                                   (Cost - $4,104,983) - 0.5%                                            4,087,680
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------------------
                                            Face
Industry                                   Amount                        Corporate Bonds                                 Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%         USD     895,000 Goodrich Corp., 6.29% due 7/01/2016 (d)                            $    923,809
                                           375,000 Honeywell International, Inc., 5.70% due 3/15/2036                      376,588
                                            10,000 Raytheon Co., 8.30% due 3/01/2010                                        10,926
                                                                                                                      ------------
                                                                                                                         1,311,323
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                            231,547 American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012             219,368
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                           190,000 Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033                          197,205
                                           315,000 Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036                          317,234
                                                                                                                      ------------
                                                                                                                           514,439
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%                     725,000 Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009               717,187
                                           450,000 FBG Finance Ltd., 5.875% due 6/15/2035 (d)                              418,201
                                         1,315,000 Goldman Sachs Group, Inc., 5.70% due 9/01/2012                        1,337,364
                                           685,000 Goldman Sachs Group, Inc., 5.25% due 10/15/2013                         675,983
                                           255,000 Mellon Funding Corp., 4.875% due 6/15/2007                              254,171
                                           675,000 Morgan Stanley, 5.30% due 3/01/2013                                     673,962
                                           265,000 State Street Bank & Trust Co., 5.30% due 1/15/2016                      263,432
                                                                                                                      ------------
                                                                                                                         4,340,300
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                    300,000 Bank One Corp., 8% due 4/29/2027                                        369,519
                                           620,000 Barclays Bank Plc, 8.55% (d)(k)                                         696,873
                                           435,000 Corporacion Andina de Fomento, 6.875% due 3/15/2012                     463,459
                                           540,000 HSBC Bank USA NA, 5.875% due 11/01/2034                                 536,663
                                           235,000 Popular North America, Inc., 3.875% due 10/01/2008                      228,533
                                           450,000 Shinsei Finance II (Cayman) Ltd., 7.16% (c)(d)(k)                       449,156
                                           520,000 Westpac Banking Corp., 4.625% due 6/01/2018                             482,879
                                                                                                                      ------------
                                                                                                                         3,227,082
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                      580,000 Steelcase, Inc., 6.50% due 8/15/2011                                    589,564
Supplies - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%            160,000 Harris Corp., 5% due 10/01/2015                                         150,807
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%              535,000 Lafarge SA, 6.15% due 7/15/2011                                         546,486
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                    640,000 American Express Co., 6.80% due 9/01/2066 (c)                           675,677
                                         1,575,000 HSBC Finance Corp., 6.50% due 11/15/2008                              1,614,534
                                           305,000 MBNA Corp., 4.625% due 9/15/2008                                        301,597
                                                                                                                      ------------
                                                                                                                         2,591,808
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%              620,000 Sealed Air Corp., 5.625% due 7/15/2013 (d)                              610,055
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                      590,000 Bank of America Corp., 4.875% due 9/15/2012                             580,083
Services - 0.9%                            990,000 Citigroup, Inc., 5.625% due 8/27/2012                                 1,008,015
                                           320,000 Citigroup, Inc., 5.85% due 12/11/2034                                   322,621
                                           930,000 General Electric Capital Corp., 6.75% due 3/15/2032                   1,063,027
                                           660,000 JPMorgan Chase & Co., 5.75% due 1/02/2013                               674,926
                                           530,000 JPMorgan Chase & Co., 4.75% due 3/01/2015                               505,559
                                           280,000 JPMorgan Chase & Co., 4.891% due 9/01/2015 (c)                          275,034
                                         2,300,000 Sigma Finance Corp., 7.405% due 8/15/2011 (c)(h)                      2,300,000
                                         1,100,000 Sigma Finance Corp., 5.372% due 3/31/2014 (c)(h)                      1,103,022
                                                                                                                      ------------
                                                                                                                         7,832,287
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              330,000 BellSouth Corp., 6% due 11/15/2034                                      309,759
Services - 0.3%                            280,000 Deutsche Telekom International Finance BV, 8.25% due 6/15/2030          342,073
                                           250,000 GTE Corp., 6.84% due 4/15/2018                                          264,451
                                           520,000 SBC Communications, Inc., 6.45% due 6/15/2034                           522,213
                                           515,000 TELUS Corp., 7.50% due 6/01/2007                                        521,718
                                           405,000 Telecom Italia Capital SA, 6% due 9/30/2034                             362,093
                                                                                                                      ------------
                                                                                                                         2,322,307
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                  570,000 AEP Texas Central Co. Series D, 5.50% due 2/15/2013                     566,851
                                           175,000 Jersey Central Power & Light, 6.40% due 5/15/2036 (d)                   182,979

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                            Face
Industry                                   Amount                        Corporate Bonds                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                   USD     335,000 Nevada Power Co., 6.65% due 4/01/2036 (d)                          $    346,223
                                           350,000 Progress Energy, Inc., 5.625% due 1/15/2016                             349,766
                                           405,000 Public Service Co. of New Mexico, 4.40% due 9/15/2008                   397,043
                                           485,000 SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%
                                                   due 11/15/2013 (d)                                                      503,810
                                           460,000 Sierra Pacific Power Co., 6% due 5/15/2016 (d)                          461,196
                                           423,000 Southern California Edison Co., 5.625% due 2/01/2036                    410,498
                                           320,000 Westar Energy, Inc., 6% due 7/01/2014                                   328,060
                                                                                                                      ------------
                                                                                                                         3,546,426
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                         300,000 Weatherford International Ltd., 5.50% due 2/15/2016                     295,456
Services - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                       605,000 Cadbury Schweppes US Finance LLC, 3.875%
                                                   due 10/01/2008 (d)                                                      588,468
                                           460,000 Tyson Foods, Inc., 6.60% due 4/01/2016                                  473,641
                                                                                                                      ------------
                                                                                                                         1,062,109
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                       450,000 Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007               444,507
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                    315,000 UnitedHealth Group, Inc., 5.80% due 3/15/2036                           309,317
Services - 0.1%                            455,000 WellPoint, Inc., 5.85% due 1/15/2036                                    441,323
                                                                                                                      ------------
                                                                                                                           750,640
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                      290,000 Harrah's Operating Co., Inc., 5.625% due 6/01/2015                      269,559
Leisure - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%             30,000 General Electric Co., 5% due 2/01/2013                                   29,661
                                           450,000 Hutchison Whampoa International (03/33) Ltd., 7.45%
                                                   due 11/24/2033 (d)                                                      510,037
                                                                                                                      ------------
                                                                                                                           539,698
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                           470,000 American International Group, Inc., 6.25% due 5/01/2036                 493,815
                                           555,000 Fund American Cos., Inc., 5.875% due 5/15/2013                          548,575
                                           870,000 Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                       840,470
                                           235,000 Principal Life Global Funding I, 3.625% due 4/30/2008 (d)               228,941
                                           160,000 Prudential Financial, Inc., 4.104% due 11/15/2006                       159,789
                                                                                                                      ------------
                                                                                                                         2,271,590
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                               505,000 Comcast Corp., 5.85% due 1/15/2010                                      512,170
                                           625,000 Comcast Corp., 6.50% due 1/15/2017                                      652,401
                                           365,000 Cox Communications, Inc., 7.125% due 10/01/2012                         388,990
                                           470,000 News America, Inc., 6.40% due 12/15/2035                                460,944
                                           830,000 News America, Inc., 6.75% due 1/09/2038                                 859,853
                                           910,000 Time Warner Companies, Inc., 9.125% due 1/15/2013                     1,060,317
                                                                                                                      ------------
                                                                                                                         3,934,675
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                     280,000 Alcan, Inc., 5.75% due 6/01/2035                                        265,332
                                           625,000 Vale Overseas Ltd., 6.25% due 1/11/2016                                 620,313
                                                                                                                      ------------
                                                                                                                           885,645
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                      80,000 Ameren Corp., 4.263% due 5/15/2007                                       79,444
                                           275,000 Consolidated Edison Co. of New York, 5.85% due 3/15/2036                274,759
                                           295,000 Puget Energy, Inc., 5.483% due 6/01/2035                                270,616
                                           215,000 Xcel Energy, Inc., 6.50% due 7/01/2036                                  226,834
                                                                                                                      ------------
                                                                                                                           851,653
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                  980,000 Xerox Corp., 6.40% due 3/15/2016                                        975,100
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                      295,000 Colonial Pipeline Co., 7.63% due 4/15/2032 (d)                          369,408
Fuels - 0.7%                               320,000 Consolidated Natural Gas Co., 5% due 12/01/2014                         303,861
                                           415,000 Enterprise Products Operating LP Series B, 5.75%
                                                   due 3/01/2035                                                           373,881
                                           424,000 Kern River Funding Corp., 4.893% due 4/30/2018 (d)                      410,733
                                           215,000 Motiva Enterprises LLC, 5.20% due 9/15/2012 (d)                         213,050
                                           585,000 Northwest Pipeline Corp., 7% due 6/15/2016 (d)                          598,163
                                         1,750,000 Pemex Project Funding Master Trust, 6.69% due 6/15/2010               1,788,500
                                           440,000 Petro-Canada, 5.95% due 5/15/2035                                       419,887

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                            Face
Industry                                   Amount                        Corporate Bonds                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                   USD     355,000 Talisman Energy, Inc., 5.85% due 2/01/2037                          $   330,940
                                           800,000 Texas Gas Transmission Corp., 4.60% due 6/01/2015                       744,084
                                           765,000 Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                   827,082
                                                                                                                      ------------
                                                                                                                         6,379,589
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                      10,000 Eli Lilly & Co., 7.125% due 6/01/2025                                    11,725
                                           450,000 Wyeth, 6% due 2/15/2036                                                 454,946
                                                                                                                      ------------
                                                                                                                           466,671
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts              170,000 Developers Diversified Realty Corp., 6.625% due 1/15/2008               172,350
(REITs) - 0.2%                             290,000 Developers Diversified Realty Corp., 5.375% due 10/15/2012              287,032
                                           210,000 Developers Diversified Realty Corp., 5.50% due 5/01/2015                206,158
                                           415,000 Highwoods Properties, Inc., 7% due 12/01/2006                           415,743
                                           490,000 Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (d)                 475,486
                                                                                                                      ------------
                                                                                                                         1,556,769
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                         215,000 Canadian National Railway Co., 6.90% due 7/15/2028                      247,047
                                           250,000 Canadian National Railway Co., 6.20% due 6/01/2036                      267,166
                                           315,000 Norfolk Southern Corp., 7.05% due 5/01/2037                             367,202
                                                                                                                      ------------
                                                                                                                           881,415
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           1,986,000 International Rectifier Corp., 4.25% due 7/15/2007 (j)                1,961,175
Equipment - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                            625,000 Oracle Corp. and Ozark Holding, Inc., 5.25% due 1/15/2016               615,043
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%          580,000 Countrywide Financial Corp., 6.25% due 5/15/2016                        588,632
                                           665,000 Washington Mutual Bank, 6.75% due 5/20/2036                             714,261
                                                                                                                      ------------
                                                                                                                         1,302,893
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                 110,000 AT&T Wireless Services, Inc., 8.75% due 3/01/2031                       140,624
Services - 0.1%                            350,000 Sprint Capital Corp., 8.75% due 3/15/2032                               426,825
                                                                                                                      ------------
                                                                                                                           567,449
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Corporate Bonds
                                                   (Cost - $54,094,325) - 6.4%                                          53,813,888
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Foreign Government Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                   EUR   2,800,000 Bundesobligation Series 143, 3.50% due 10/10/2008                     3,543,042
                                   USD     650,000 Mexico Government International Bond,
                                                   9.875% due 2/01/2010                                                    741,650
                                           157,000 Mexico Government International Bond,
                                                   6.375% due 1/16/2013                                                    165,086
                                           265,000 Mexico Government International Bond,
                                                   5.875% due 1/15/2014                                                    270,963
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Foreign Government Obligations
                                                   (Cost - $4,613,514) - 0.6%                                            4,720,741
----------------------------------------------------------------------------------------------------------------------------------
                                                                    Asset-Backed Securities+
----------------------------------------------------------------------------------------------------------------------------------
                                           950,000 ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                   6% due 9/25/2035 (c)                                                    957,523
                                         2,500,000 ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                   5.52% due 10/25/2035 (c)                                              2,500,974
                                           480,000 Altius Funding Ltd. Series 2005-2A Class D,
                                                   8.071% due 12/05/2040 (c)(d)                                            480,000
                                         1,050,000 Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                   Class M1, 6.17% due 8/25/2033 (c)                                     1,059,851
                                           334,962 Argent Securities, Inc. Series 2004-W11 Class A3,
                                                   5.68% due 11/25/2034 (c)                                                335,108
                                           173,192 Bear Stearns Asset Backed Securities, Inc.
                                                   Series 2004-HE9 Class 1A2, 5.69% due 3/25/2032 (c)                      173,265
                                         1,277,737 Bear Stearns Asset Backed Securities, Inc.
                                                   Series 2005-4 Class A, 5.65% due 1/25/2036 (c)                        1,278,421
                                         2,550,000 Bear Stearns Asset Backed Securities, Inc.
                                                   Series 2005-HE10 Class A2, 5.61% due 8/25/2035 (c)                    2,556,862

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                            Face
Industry                                   Amount                   Asset-Backed Securities+                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                   USD   1,000,000 Bear Stearns Asset Backed Securities, Inc.
                                                   Series 2005-SD1 Class 1A2, 5.62% due 7/25/2027 (c)                 $  1,002,411
                                           250,000 Buckingham CDO Ltd. Series 2005-2A Class E,
                                                   8.321% due 4/05/2041 (c)(d)                                             247,500
                                           433,110 Countrywide Asset Backed Certificates Series 2004-5
                                                   Class A, 5.77% due 10/25/2034 (c)                                       437,017
                                           750,000 Countrywide Asset Backed Certificates Series 2004-13
                                                   Class AF4, 4.583% due 1/25/2033 (c)                                     739,100
                                           750,000 Countrywide Asset Backed Certificates Series 2004-13
                                                   Class MF1, 5.071% due 12/25/2034 (c)                                    733,422
                                         1,000,000 Credit-Based Asset Servicing and Securitization
                                                   Series 2005-CB2 Class AV2, 5.52% due 4/25/2036 (c)                    1,000,351
                                           550,000 Duke Funding High Grade II-S/EGAM, Ltd.
                                                   Series 2006-1A Class D, 8.32% due 10/04/2050 (c)(d)                     550,000
                                         1,350,000 Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                                   5.87% due 7/25/2034 (c)                                               1,358,549
                                            24,555 First Franklin Mortgage Loan Asset Backed Certificates
                                                   Series 2003-FF5 Class A2, 5.98% due 3/25/2034 (c)                        24,468
                                         3,315,902 First Franklin Mortgage Loan Asset Backed Certificates
                                                   Series 2004-FF10 Class A2, 5.72% due 12/25/2032 (c)                   3,323,463
                                         2,067,963 First Franklin Mortgage Loan Asset Backed Certificates
                                                   Series 2005-FF10 Class A6, 5.67% due 11/25/2035 (c)                   2,069,798
                                         1,194,705 Home Equity Asset Trust Series 2005-1 Class A2,
                                                   5.60% due 5/25/2035 (c)                                               1,197,067
                                           565,692 Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                   5.57% due 8/25/2035 (c)                                                 565,950
                                           781,624 Irwin Home Equity Series 2005-C Class 1A1,
                                                   5.58% due 4/25/2030 (c)                                                 781,908
                                         1,100,675 Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                                   Class A2MZ, 5.62% due 12/25/2034 (c)                                  1,103,166
                                           343,778 Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                   Class A1MZ, 5.57% due 3/25/2035 (c)                                     343,958
                                           350,862 Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                   Class A2MZ, 5.57% due 3/25/2035 (c)                                     351,045
                                           661,283 New Century Home Equity Loan Trust Series 2004-3
                                                   Class A3, 5.71% due 11/25/2034 (c)                                      661,853
                                         1,071,386 New Century Home Equity Loan Trust Series 2005-2
                                                   Class A2MZ, 5.58% due 6/25/2035 (c)                                   1,072,924
                                           350,000 Option One Mortgage Loan Trust Series 2005-1
                                                   Class M5, 6.58% due 2/25/2035 (c)                                       353,426
                                           458,748 Park Place Securities, Inc. Series 2005-WCH1
                                                   Class A1B, 5.62% due 1/25/2035 (c)                                      459,459
                                           388,776 Park Place Securities, Inc. Series 2005-WCH1
                                                   Class A3D, 5.66% due 1/25/2035 (c)                                      389,410
                                           400,000 Popular ABS Mortgage Pass-Through Trust
                                                   Series 2005-1 Class M2, 5.507% due 5/25/2035                            392,505
                                         1,803,062 RAAC Series 2005-SP2 Class 2A, 5.62% due 6/25/2044 (c)                1,804,907
                                         1,618,609 Residential Asset Mortgage Products, Inc.
                                                   Series 2004-RS11 Class A2, 5.59% due 12/25/2033 (c)                   1,622,301
                                         1,350,000 Residential Asset Mortgage Products, Inc.
                                                   Series 2005-RS3 Class AI2, 5.49% due 3/25/2035 (c)                    1,352,805
                                         2,150,000 Soundview Home Equity Loan Trust Series 2005-OPT3
                                                   Class A4, 5.63% due 11/25/2035 (c)                                    2,155,485
                                         1,500,000 Structured Asset Investment Loan Trust Series 2003-BC6
                                                   Class M1, 6.07% due 7/25/2033 (c)                                     1,505,640

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                            Face
Industry                                   Amount                   Asset-Backed Securities+                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                   USD   1,500,000 Structured Asset Investment Loan Trust Series 2003-BC7
                                                   Class M1, 6.08% due 7/25/2033(c)                                    $ 1,505,590
                                           550,000 Structured Asset Investment Loan Trust Series 2004-8
                                                   Class M4, 6.32% due 9/25/2034 (c)                                       553,114
                                           531,931 Structured Asset Securities Corp. Series 2004-23XS
                                                   Class 2A1, 4.55% due 1/25/2035 (c)                                      533,222
                                         1,527,835 Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                                   5.66% due 2/25/2032 (c)                                               1,530,477
                                            96,007 Whole Auto Loan Trust Series 2004-1 Class D,
                                                   5.60% due 3/15/2011                                                      95,773
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Asset-Backed Securities
                                                   (Cost - $41,142,741) - 4.9%                                          41,160,068
----------------------------------------------------------------------------------------------------------------------------------
                                                   Non-Government Agency Mortgage-Backed Securities+
----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                    843,382 Impac Secured Assets CMN Owner Trust Series 2004-3
Obligations - 0.9%                                 Class 1A4, 5.72% due 11/25/2034 (c)                                     845,862
                                         1,497,093 JPMorgan Mortgage Trust Series 2005-A2
                                                   Class 4A1, 5.209% due 4/25/2035 (c)                                   1,464,583
                                         1,386,403 Morgan Stanley Mortgage Loan Trust Series 2006-3AR
                                                   Class 2A3, 5.901% due 3/25/2036 (c)                                   1,398,930
                                         2,067,503 Residential Accredit Loans, Inc. Series 2005-QS12
                                                   Class A8, 5.672% due 8/25/2035 (c)                                    2,068,667
                                           439,480 Structured Asset Securities Corp. Series 2005-GEL2
                                                   Class A, 5.60% due 4/25/2035 (c)                                        439,721
                                           947,745 Structured Asset Securities Corp. Series 2005-OPT1
                                                   Class A4M, 5.67% due 11/25/2035 (c)                                     948,234
                                           548,494 Washington Mutual Series 2005-AR2 Class B4,
                                                   6.23% due 1/25/2045 (c)                                                 546,694
                                                                                                                      ------------
                                                                                                                         7,712,691
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed               3,100,000 Banc of America Commercial Mortgage, Inc. Series 2006-2
Securities - 3.0%                                  Class A4, 5.741% due 5/10/2045 (c)                                    3,209,682
                                           650,000 Bear Stearns Commercial Mortgage Securities Series 2002-
                                                   FL1A Class D, 5.772% due 8/03/2014 (c)                                  650,000
                                         3,250,000 Credit Suisse Mortgage Capital Certificates Series 2006-C3
                                                   Class A3, 5.828% due 6/15/2038 (c)                                    3,378,396
                                         5,500,000 GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
                                                   Class AAB, 4.702% due 12/10/2041                                      5,330,815
                                         1,700,000 GS Mortgage Securities Corp. II Series 2006-GG6
                                                    Class A2, 5.506% due 4/10/2038 (c)                                   1,720,233
                                         1,350,000 Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                                   Class A4, 4.755% due 6/10/2036                                        1,334,895
                                         1,950,000 Greenwich Capital Commercial Funding Corp. Series 2006-GG7
                                                   Class A4, 5.912% due 7/10/2038 (c)      2,041,610
                                         3,500,000 JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-CB15 Class A4, 5.814% due 6/12/2043 (c)                   3,618,916
                                         2,800,000 JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-LDP7 Class A4, 5.875% due 4/15/2045 (c)                   2,924,741
                                         1,400,000 LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                   Class A5, 4.739% due 7/15/2030                                        1,343,206
                                                                                                                      ------------
                                                                                                                        25,552,494
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Non-Government Agency Mortgage-Backed
                                                   Securities (Cost - $32,985,496) - 3.9%                               33,265,185
----------------------------------------------------------------------------------------------------------------------------------
                                                   U.S. Government Agency Mortgage-Backed Securities+
----------------------------------------------------------------------------------------------------------------------------------
                                                   Fannie Mae Guaranteed Pass-Through Certificates
                                         2,077,440 5.00% due 11/01/2035                                                  1,997,494
                                         7,727,000 5.50% due 10/15/2036 (e)                                              7,611,095

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                            Face
Industry                                   Amount      U.S. Government Agency Mortgage-Backed Securities+                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   Fannie Mae Guaranteed Pass-Through Certificates
                                   USD   1,952,486 6.00% due 11/01/2035 - 10/01/2036                                  $  1,961,679
                                         1,424,424 6.50% due 8/01/2032 - 9/01/2036                                       1,454,832
                                                   Freddie Mac Mortgage Participation Certificates
                                        13,267,780 5.00% due 10/15/2036 (e)                                             12,757,794
                                           621,782 5.50% due 12/01/2019 - 7/01/2020                                        621,681
                                        12,240,172 5.50% due 9/01/2034 - 10/15/2036 (e)                                 12,069,561
                                         2,393,494 6.00% due 1/01/2034 - 6/01/2035                                       2,408,440
                                           414,543 7.00% due 7/01/2031 - 6/01/2032                                         426,731
                                            23,388 Ginnie Mae MBS Certificates,
                                                   7.50% due 3/15/2032                                                      24,345
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total U.S. Government Agency Mortgage-Backed Securities
                                                   (Cost - $41,211,741) - 4.9%                                          41,333,652
----------------------------------------------------------------------------------------------------------------------------------
                                                              U.S. Government & Agency Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                         2,510,000 Fannie Mae, 4% due 2/28/2007                                          2,496,710
                                         2,220,000 Fannie Mae, 7.125% due 1/15/2030                                      2,808,074
                                         1,650,000 Federal Home Loan Bank System, 2.75% due 11/15/2006                   1,644,859
                                           330,000 U.S. Treasury Bonds, 7.50% due 11/15/2016                               404,250
                                           200,000 U.S. Treasury Bonds, 8.125% due 8/15/2019                               263,750
                                           700,000 U.S. Treasury Bonds, 7.25% due 8/15/2022 (l)                            885,992
                                           140,000 U.S. Treasury Bonds, 6.25% due 8/15/2023                                162,542
                                           140,000 U.S. Treasury Bonds, 6.625% due 2/15/2027                               172,156
                                         4,685,000 U.S. Treasury Bonds, 5.375% due 2/15/2031                             5,060,165
                                         1,945,000 U.S. Treasury Bonds, 4.50% due 2/15/2036                              1,863,705
                                         1,625,199 U.S. Treasury Inflation Indexed Bonds,
                                                   3.875% due 1/15/2009                                                  1,671,860
                                         1,412,164 U.S. Treasury Inflation Indexed Bonds,
                                                   3.50% due 1/15/2011                                                   1,479,132
                                         3,463,005 U.S. Treasury Inflation Indexed Bonds,
                                                   1.625% due 1/15/2015                                                  3,293,913
                                        10,300,000 U.S. Treasury Notes, 4% due 8/31/2007 (m)                            10,212,687
                                            30,000 U.S. Treasury Notes, 4.375% due 1/31/2008                                29,822
                                           100,000 U.S. Treasury Notes, 3.75% due 5/15/2008                                 98,441
                                           645,000 U.S. Treasury Notes, 4.50% due 2/15/2009                                642,707
                                           545,000 U.S. Treasury Notes, 4.875% due 5/15/2009                               548,151
                                           310,000 U.S. Treasury Notes, 4.875% due 8/15/2009                               312,107
                                           160,000 U.S. Treasury Notes, 3.875% due 5/15/2010                               156,231
                                           310,000 U.S. Treasury Notes, 3.625% due 6/15/2010                               300,058
                                            60,000 U.S. Treasury Notes, 4.25% due 10/15/2010                                59,255
                                         4,785,000 U.S. Treasury Notes, 4.25% due 1/15/2011                              4,719,766
                                            60,000 U.S. Treasury Notes, 5% due 2/15/2011                                    61,062
                                         1,065,000 U.S. Treasury Notes, 4.50% due 2/28/2011                              1,061,006
                                         2,945,000 U.S. Treasury Notes, 4.625% due 8/31/2011                             2,948,222
                                           640,000 U.S. Treasury Notes, 3.625% due 5/15/2013                               604,700
                                         4,148,000 U.S. Treasury Notes, 4.50% due 11/15/2015 (m)                         4,107,814
                                         2,920,000 U.S. Treasury Notes, 4.50% due 2/15/2016                              2,890,686
                                           210,000 U.S. Treasury Notes, 5.125% due 5/15/2016                               217,842
                                         4,040,000 U.S. Treasury Notes, 4.875% due 8/15/2016                             4,116,380
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total U.S. Government & Agency Obligations
                                                   (Cost - $54,413,583) - 6.5%                                          55,294,045
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed Income Securities
                                                   (Cost - $228,461,400) - 27.2%                                       229,587,579
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                         Beneficial
Industry                                  Interest                    Short-Term Securities                              Value
----------------------------------------------------------------------------------------------------------------------------------
                                   USD 134,015,436 BlackRock Liquidity Series, LLC
                                                   Cash Sweep Series I, 5.18% (f)(g)                                  $134,015,436
                                        39,098,750 BlackRock Liquidity Series, LLC
                                                   Money Market Series, 5.33% (f)(g)(i)                                 39,098,750
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost - $173,114,186) - 20.5%                                       173,114,186
----------------------------------------------------------------------------------------------------------------------------------
                                         Number of
                                         Contracts Options Purchased
----------------------------------------------------------------------------------------------------------------------------------
                                            136    U.S. Treasury Note, expiring October 2006 at USD 107                    161,500
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Purchased
                                                   (Premiums Paid - $68,452) - 0.0%                                        161,500
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments
                                                   (Cost - $812,109,872) - 107.8%                                      910,319,989
----------------------------------------------------------------------------------------------------------------------------------
                                                   Options Written
----------------------------------------------------------------------------------------------------------------------------------
                                            136    U.S. Treasury Note, expiring October 2006 at USD 105                     (2,125)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Written
                                                   (Premiums Received - $54,798) - 0.0%                                     (2,125)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments, Net of Options Written
                                                   (Cost - $812- 107.84*)                                              910,317,864
                                                   Liabilities in Excess of Other Assets - (7.8%)                      (65,575,084)
                                                                                                                      ------------
                                                   Net Assets - 100.0%                                                $844,742,780
                                                                                                                      ============

 * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 819,335,975
                                                                  =============
      Gross unrealized appreciation                               $ 111,631,549
      Gross unrealized depreciation                                 (20,649,660)
                                                                  -------------
      Net unrealized appreciation                                 $  90,981,889
                                                                  =============

 + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.

(a)   Non-income producing security.

(b)   Depositary receipts.

(c)   Floating rate security.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(f)   Represents the current yield as of September 30, 2006.

(g)   Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
      were as follows:
      ------------------------------------------------------------------------------------------------------
                                                                                      Net          Interest
      Affiliate                                                                    Activity         Income
      ------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I                         $56,546,882     $3,736,307
      BlackRock Liquidity Series, LLC Money Market Series                         $25,823,750     $   25,241
      ------------------------------------------------------------------------------------------------------
(h)   Restricted securities as to resale, representing approximately 0.4% of net assets were as follows:
      ------------------------------------------------------------------------------------------------------
      Issue                                              Acquisition Dates            Cost           Value
      ------------------------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.405% due 8/15/2011             2/13/2004             $ 2,300,000     $2,300,000
      Sigma Finance Corp., 5.372% due 3/31/2014             3/26/2004             $ 1,100,000     $1,103,022
      ------------------------------------------------------------------------------------------------------
      Total                                                                       $ 3,400,000     $3,403,022
                                                                                  ===========     ==========

(i)   Security was purchased with cash proceeds from securities loans.

(j)   Convertible security.

(k)   The security is a perpetual bond and has no stated maturity date.

(l) All or a portion of security held as collateral in connection with open financial futures contracts.

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------

(m)   Security or a portion of security is on loan.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Financial futures contracts purchased as of September 30, 2006 were as follows:

      ------------------------------------------------------------------------------------
      Number of                                Expiration                      Unrealized
      Contracts             Issue                 Date         Face Value     Appreciation
      ------------------------------------------------------------------------------------
         137      5-Year U.S. Treasury Bond   December 2006    $14,358,588      $ 97,053
      ------------------------------------------------------------------------------------

o     Financial futures contracts sold as of September 30, 2006 were as follows:

      ------------------------------------------------------------------------------------
      Number of                                Expiration                      Unrealized
      Contracts             Issue                 Date         Face Value     Depreciation
      ------------------------------------------------------------------------------------
          73      2-Year U.S. Treasury Bond   December 2006    $14,881,507     $ (46,993)
         325      10-Year U.S. Treasury Bond  December 2006    $34,834,634      (285,679)
          97      30-Year U.S. Treasury Bond  December 2006    $10,724,318      (179,088)
      ------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                      $(511,760)
                                                                               =========

o     Swap contracts outstanding as of September 30, 2006 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the since inception return of the U.S.
Agency Index and pay a floating rate based on 1-month LIBOR minus 0.05%

Broker, Lehman Brothers Special Finance
Expires October 2006                                  $ 8,250,000           --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.035%

Broker, UBS Warburg
Expires October 2006                                  $12,600,000           --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

Broker, Lehman Brothers Special Finance
Expires November 2006                                 $15,100,000           --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%

Broker, UBS Warburg
Expires December 2006                                 $39,450,000           --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.13%

Broker, Lehman Brothers Special Finance
Expires January 2007                                  $9,200,000            --

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate of 5.3225% and pay a floationg rate based on 3-month LIBOR

Broker, Lehman Brothers Special Finance
Expires April 2007                                    $83,000,000   $  (89,608)

Receive a fixed rate of 4.095% and pay a floating rate based on 3-month LIBOR

Broker, Citibank, N.A
Expires September 2007                                $28,000,000     (313,956)

Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, JPMorgan Chase
Expires January 2009                                  $1,694,000       (32,654)

Sold credit default protection on Raytheon Co. and receive 0.73%

Broker, JPMorgan Chase
Expires March 2009                                    $  325,000         4,925

Sold credit default protection on Nextel
Communications, Inc. Class A and receive 1.72%

Broker, JPMorgan Chase
Expires September 2009                                $  670,000        27,118

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 2 and receive 0.60%

Broker, JPMorgan Chase
Expires September 2009                                $1,984,000        20,384

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 2 and receive 0.60%

Broker, UBS Warburg
Expires September 2009                                $1,984,000        20,614

Bought credit default protection on Valero Energy
Corp. and pay 1.03%

Broker, Deutsche Bank AG London
Expires June 2010                                     $  340,000        (8,820)

Sold credit default protection on BellSouth Corp.
and receive 0.26%

Broker, Lehman Brothers Special Finance
Expires June 2010                                     $  325,000           671

Bought credit default protection on Valero Energy
Corp. and pay 1.00%

Broker, Lehman Brothers Special Finance
Expires June 2010                                     $  340,000        (8,820)

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Sold credit default protection on CSX Corp. and receive 0.34%

Broker, JPMorgan Chase
Expires December 2010                                 $  670,000    $    3,589

Bought credit default protection on Sara Lee Corp.
and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                 $  670,000        (5,111)

Bought credit default protection on Brunswick
Corp. and pay 0.60%

Broker, JPMorgan Chase
Expires December 2010                                 $  665,000          (261)

Bought credit default protection on ConAgra Foods, Inc. and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                 $  670,000        (9,221)

Bought credit default protection on HJ Heinz Co.
and pay 0.37%

Broker, UBS Warburg
Expires December 2010                                 $  670,000        (2,050)

Bought credit default protection on CVS Corp. and pay 0.48%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                 $  665,000        (7,118)

Bought credit default protection on RadioShack
Corp. and pay 1.16%

Broker, UBS Warburg
Expires December 2010                                 $  665,000        (4,013)

Sold credit default protection on Goodrich Corp.
and receive 0.44%

Broker, UBS Warburg
Expires December 2010                                 $  670,000         5,406

Bought credit default protection on Kohl's Corp.
and pay 0.39%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                 $  665,000        (5,087)

Bought credit default protection on Campbell Soup
Co. and pay 0.26%

Broker, UBS Warburg
Expires December 2010                                 $  670,000        (4,107)

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Bought credit default protection on TJX Cos., Inc.
and pay 0.57%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                 $  665,000    $   (9,918)

Bought credit default protection on Limited
Brands, Inc. and pay 1.065%

Broker, UBS Warburg
Expires December 2010                                 $  665,000       (15,052)

Sold credit default protection on Lehman Brothers
Holdings, Inc. and receive 0.271%

Broker, UBS Warburg
Expires December 2010                                 $  670,000         2,334

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 5 and receive 0.45%

Broker, Deutsche Bank AG London
Expires December 2010                                 $3,520,000        13,595

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 5 and receive 0.45%

Broker, Lehman Brothers Special Finance
Expires December 2010                                 $3,320,000        14,267

Sold credit default protection on Dow Jones CDX
North America Investment Grade High Volatility
Index Series 5 and receive 0.85%

Broker, JPMorgan Chase
Expires December 2010                                 $1,660,000        22,290

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                  $1,450,000       (69,416)

Bought credit default protection on Kohl's Corp.
and pay 0.43%

Broker, Lehman Brothers Special Finance
Expires March 2011                                    $  700,000        (6,269)

Bought credit default protection on Campbell Soup
Co. and pay 0.25%

Broker, Lehman Brothers Special Finance
Expires March 2011                                    $  700,000        (3,987)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%

Broker, JPMorgan Chase
Expires March 2011                                    $  700,000        (5,674)

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Bought credit default protection on Limited
Brands, Inc. and pay 0.73%

Broker, Lehman Brothers Special Finance
Expires March 2011                                    $  700,000    $   (5,866)

Sold credit default protection on Federated
Department Stores, Inc. and receive 0.38%

Broker, JPMorgan Chase
Expires March 2011                                    $  705,000        (3,062)

Bought credit default protection on Tyson Foods, Inc. and pay 1.185%

Broker, JPMorgan Chase
Expires June 2011                                     $  745,000        (3,165)

Bought credit default protection on Computer
Sciences Corp. and pay 0.88%

Broker, Morgan Stanley Capital Services, Inc.
Expires June 2011                                     $  695,000       (14,753)

Sold credit default protection on Dow Jones CDX US
Crossover Index Series 6 and receive 1.90%

Broker, JPMorgan Chase
Expires June 2011                                     $1,665,000         7,372

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 6 and receive 0.40%

Broker, Lehman Brothers Special Finance
Expires June 2011                                     $1,665,000         2,275

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 6 and receive 0.40%

Broker, JPMorgan Chase
Expires June 2011                                     $6,660,000        24,374

Sold credit default protection on Dow Jones CDX
North America Investment Grade High Volatility
Index Series 6 and receive 0.75%

Broker, Lehman Brothers Special Finance
Expires June 2011                                     $3,330,000         5,648

Sold credit default protection on Dow Jones CDX
North America Investment Grade High Volatility
Index Series 6 and receive 0.75%

Broker, JPMorgan Chase
Expires June 2011                                     $6,615,000         2,858

Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6.0%, and pay a floating rate based on 1-month
LIBOR

Broker, Credit Suisse First Boston International
Expires June 2011                                     $15,000,000       (4,107)

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Bought credit default protection on MeadWestvaco
Corp. and pay 0.85%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2013                                $  690,000    $       48

Bought credit default protection on Eastman
Chemical Co. and pay 0.68%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2013                                $  690,000        (4,418)
-------------------------------------------------------------------------------
Total                                                                $(458,745)
                                                                     =========

o     Currency Abbreviations:

      EUR      Euro
      USD      U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
                                          Amount   Asset-Backed Securities +                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                  USD      53,210  ACE Securities Corp. Series 2003-OP1 Class A2,
                                                   5.68% due 12/25/2033 (b)                                           $     53,247
                                          450,000  ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                   6.01% due 9/25/2035 (b)                                                 453,564
                                        1,150,000  ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                   5.53% due 10/25/2035 (b)                                              1,150,448
                                           20,522  Aegis Asset Backed Securities Trust Series 2004-1 Class A,
                                                   5.67% due 4/25/2034 (b)                                                  20,525
                                          450,000  Ameriquest Mortgage Securities, Inc. Series 2003-7 Class M1,
                                                   6.18% due 8/25/2033 (b)                                                 454,222
                                          350,000  Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
                                                   5.91% due 2/25/2034 (b)                                                 351,200
                                          155,226  Argent Securities, Inc. Series 2004-W11 Class A3,
                                                   5.68% due 11/25/2034 (b)                                                155,294
                                           79,380  Bear Stearns Asset Backed Securities, Inc. Series 2004-HE9
                                                   Class 1A2, 5.69% due 3/25/2032 (b)                                       79,413
                                          560,958  Bear Stearns Asset Backed Securities, Inc. Series 2005-4
                                                   Class A, 5.65% due 1/25/2036 (b)                                        561,258
                                        1,150,000  Bear Stearns Asset Backed Securities, Inc. Series 2005-HE10
                                                   Class A2, 5.62% due 8/25/2035 (b)                                     1,153,095
                                          450,000  Bear Stearns Asset Backed Securities, Inc. Series 2005-SD1
                                                   Class 1A2, 5.63% due 7/25/2027 (b)                                      451,085
                                          320,000  Buckingham CDO Ltd. Series 2005-2A Class E, 8.321%
                                                   due 4/05/2041 (a)(b)                                                    316,800
                                           44,352  Capital Auto Receivables Asset Trust Series 2003-2 Class B,
                                                   5.61% due 1/15/2009 (b)                                                  44,357
                                          406,304  Countrywide Asset Backed Certificates Series 2003-2 Class M1,
                                                   6.02% due 6/26/2033 (b)                                                 406,916
                                           36,710  Countrywide Asset Backed Certificates Series 2003-BC3 Class A2,
                                                   5.64% due 9/25/2033 (b)                                                  36,734
                                          190,146  Countrywide Asset Backed Certificates Series 2004-5 Class A,
                                                   5.99% due 10/25/2034 (b)                                                191,861
                                          400,000  Countrywide Asset Backed Certificates Series 2004-5 Class M2,
                                                   6% due 7/25/2034 (b)                                                    403,178
                                          550,000  Countrywide Asset Backed Certificates Series 2004-13 Class AF4,
                                                   4.583% due 1/25/2033 (b)                                                542,007
                                          550,000  Countrywide Asset Backed Certificates Series 2004-13 Class MF1,
                                                   5.071% due 12/25/2034 (b)                                               537,843
                                          450,000  Credit-Based Asset Servicing and Securitization Series 2005-CB2
                                                   Class AV2, 5.52% due 4/25/2036 (b)                                      450,158
                                          250,000  Duke Funding High Grade II-S/EGAM, Ltd. Series 2006-1A Class D,
                                                   8.32% due 10/04/2050 (a)(b)                                             250,000
                                          600,000  Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                                   5.88% due 7/25/2034 (b)                                                 603,799
                                           10,833  First Franklin Mortgage Loan Asset Backed Certificates
                                                   Series 2003-FF5 Class A2, 5.98% due 3/25/2034 (b)                        10,795
                                          595,826  First Franklin Mortgage Loan Asset Backed Certificates
                                                   Series 2004-FF10 Class A2, 5.72% due 12/25/2032 (b)                     597,185
                                          932,611  First Franklin Mortgage Loan Asset Backed Certificates
                                                   Series 2005-FF10 Class A6, 5.67% due 11/25/2035 (b)                     933,438
                                          650,000  GE Dealer Floorplan Master Note Trust Series 2004-2 Class B,
                                                   5.62% due 7/20/2009 (b)                                                 650,781

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
                                          Amount   Asset-Backed Securities +                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                  USD     384,014  Home Equity Asset Trust Series 2005-1 Class A2, 5.60%
                                                   due 5/25/2035 (b)                                                  $    384,774
                                          239,331  Home Equity Asset Trust Series 2005-3 Class 1A2, 5.57%
                                                   due 8/25/2035 (b)                                                       239,440
                                          344,834  Irwin Home Equity Series 2005-C Class 1A1, 5.59%
                                                   due 4/25/2030 (b)                                                       344,959
                                           62,748  Long Beach Mortgage Loan Trust Series 2002-4 Class 2A,
                                                   5.78% due 11/26/2032 (b)                                                 62,785
                                           31,960  Long Beach Mortgage Loan Trust Series 2004-1 Class A3,
                                                   5.62% due 2/25/2034 (b)                                                  31,968
                                          236,726  Morgan Stanley ABS Capital I, Inc. Series 2003-NC5 Class M2,
                                                   7.33% due 4/25/2033 (b)                                                 237,795
                                           65,583  Morgan Stanley ABS Capital I, Inc. Series 2004-NC1 Class A2,
                                                   5.69% due 12/27/2033 (b)                                                 65,605
                                          487,184  Morgan Stanley ABS Capital I, Inc. Series 2005-HE1 Class A2MZ,
                                                   5.62% due 12/25/2034 (b)                                                488,287
                                          154,700  Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class A1MZ,
                                                   5.57% due 3/25/2035 (b)                                                 154,781
                                          157,885  Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class A2MZ,
                                                   5.57% due 3/25/2035 (b)                                                 157,968
                                          225,437  New Century Home Equity Loan Trust Series 2004-3 Class A3,
                                                   5.71% due 11/25/2034 (b)                                                225,632
                                          476,171  New Century Home Equity Loan Trust Series 2005-2 Class A2MZ,
                                                   5.58% due 6/25/2035 (b)                                                 476,855
                                          120,069  Option One Mortgage Loan Trust Series 2003-4 Class A2,
                                                   5.65% due 7/25/2033 (b)                                                 120,382
                                          150,000  Option One Mortgage Loan Trust Series 2005-1 Class M5,
                                                   6.58% due 2/25/2035 (b)                                                 151,468
                                          203,888  Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                                   5.62% due 1/25/2035 (b)                                                 204,204
                                          169,033  Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
                                                   5.66% due 1/25/2035 (b)                                                 169,309
                                          200,000  Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                                   Class M2, 5.507% due 5/25/2035                                          196,253
                                          813,145  RAAC Series 2005-SP2 Class 2A, 5.62% due 6/25/2044 (b)                  813,978
                                          681,520  Residential Asset Mortgage Products, Inc. Series 2004-RS11
                                                   Class A2, 5.59% due 12/25/2033 (b)                                      683,074
                                          600,000  Residential Asset Mortgage Products, Inc. Series 2005-RS3
                                                   Class AI2, 5.49% due 3/25/2035 (b)                                      601,247
                                          163,191  Residential Asset Securities Corp. Series 2003-KS5 Class AIIB,
                                                   5.61% due 7/25/2033 (b)                                                 163,259
                                          950,000  Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4,
                                                   5.63% due 11/25/2035 (b)                                                952,424
                                          650,000  Structured Asset Investment Loan Trust Series 2003-BC6 Class M1,
                                                   6.08% due 7/25/2033 (b)                                                 652,444
                                          600,000  Structured Asset Investment Loan Trust Series 2003-BC7 Class M1,
                                                   6.08% due 7/25/2033 (b)                                                 602,236
                                          250,000  Structured Asset Investment Loan Trust Series 2004-8 Class M4,
                                                   6.33% due 9/25/2034 (b)                                                 251,415
                                          239,369  Structured Asset Securities Corp. Series 2004-23XS Class 2A1,
                                                   4.55% due 1/25/2035 (b)                                                 239,950
                                          358,086  Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                                   5.66% due 2/25/2032 (b)                                                 358,705

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
                                          Amount   Asset-Backed Securities +                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                  USD      41,146  Whole Auto Loan Trust Series 2004-1 Class D, 5.60%
                                                   due 3/15/2011                                                      $     41,045
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Asset-Backed Securities
                                                   (Cost - $19,937,067) - 17.3%                                         19,931,445
----------------------------------------------------------------------------------------------------------------------------------
                                                   Government & Agency Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                        2,340,000  Fannie Mae, 4% due 2/28/2007                                          2,327,610
                                        1,070,000  Fannie Mae, 7.125% due 1/15/2030                                      1,353,441
                                          700,000  Federal Home Loan Bank System, 2.75% due 11/15/2006                     697,819
                                          140,000  U.S. Treasury Bonds, 7.50% due 11/15/2016                               171,500
                                           80,000  U.S. Treasury Bonds, 8.125% due 8/15/2019                               105,500
                                          290,000  U.S. Treasury Bonds, 7.25% due 8/15/2022 (c)                            367,054
                                           60,000  U.S. Treasury Bonds, 6.25% due 8/15/2023                                 69,661
                                           60,000  U.S. Treasury Bonds, 6.625% due 2/15/2027                                73,781
                                        2,254,000  U.S. Treasury Bonds, 5.375% due 2/15/2031                             2,434,496
                                          850,000  U.S. Treasury Bonds, 4.50% due 2/15/2036                                814,473
                                          843,614  U.S. Treasury Inflation Indexed Bonds, 3.875% due 1/15/2009             867,836
                                          730,631  U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011              765,279
                                        1,491,756  U.S. Treasury Inflation Indexed Bonds, 1.625% due 1/15/2015           1,418,917
                                        5,250,000  U.S. Treasury Notes, 4% due 8/31/2007 (j)                             5,205,496
                                          540,000  U.S. Treasury Notes, 4.625% due 2/29/2008                               538,692
                                           40,000  U.S. Treasury Notes, 3.75% due 5/15/2008                                 39,377
                                          895,000  U.S. Treasury Notes, 4.50% due 2/15/2009                                891,818
                                          265,000  U.S. Treasury Notes, 4.875% due 5/15/2009                               266,532
                                          155,000  U.S. Treasury Notes, 4.875% due 8/15/2009                               156,054
                                           70,000  U.S. Treasury Notes, 3.875% due 5/15/2010                                68,351
                                          130,000  U.S. Treasury Notes, 3.625% due 6/15/2010                               125,831
                                           30,000  U.S. Treasury Notes, 4.25% due 10/15/2010                                29,627
                                        2,065,000  U.S. Treasury Notes, 4.25% due 1/15/2011                              2,036,848
                                           20,000  U.S. Treasury Notes, 5% due 2/15/2011                                    20,354
                                          470,000  U.S. Treasury Notes, 4.50% due 2/28/2011                                468,237
                                        1,195,000  U.S. Treasury Notes, 4.625% due 8/31/2011                             1,196,307
                                          255,000  U.S. Treasury Notes, 3.625% due 5/15/2013                               240,935
                                        1,400,000  U.S. Treasury Notes, 4.50% due 11/15/2015                             1,386,437
                                        1,250,000  U.S. Treasury Notes, 4.50% due 2/15/2016                              1,237,451
                                           80,000  U.S. Treasury Notes, 5.125% due 5/15/2016                                82,987
                                        1,620,000  U.S. Treasury Notes, 4.875% due 8/15/2016                             1,650,628
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Government & Agency Obligations
                                                   (Cost - $26,718,966) - 23.5%                                         27,109,329
----------------------------------------------------------------------------------------------------------------------------------
                                                   Government Agency Mortgage-Backed Securities +
----------------------------------------------------------------------------------------------------------------------------------
                                                   Fannie Mae Guaranteed Pass-Through Certificates:
                                          494,629    5.00% due 11/01/2035                                                  475,594
                                        1,969,000    5.50% due 10/15/2036 (d)                                            1,939,465
                                          111,451    6.00% due 2/01/2017                                                   113,194
                                          685,488    6.00% due 9/01/2035 - 10/01/2036                                      689,446
                                          413,351    6.50% due 8/01/2032 - 9/01/2036                                       422,398
                                           66,067    7.00% due 2/01/2016                                                    67,805
                                                   Freddie Mac Mortgage Participation Certificates:
                                        4,526,074    5.00% due 10/15/2036 (d)                                            4,352,101
                                        5,045,368    5.50% due 2/01/2035 - 10/15/2036 (d)                                4,974,477
                                          679,312    6.00% due 6/01/2035                                                   683,043
                                          220,842    7.00% due 1/01/2032 - 9/01/2032                                       227,373

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
                                          Amount   Government Agency Mortgage-Backed Securities +                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                      USD  74,515  Ginnie Mae MBS Certificates  6.50% due 6/15/2031                   $     76,562
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Government Agency Mortgage-Backed Securities
                                                   (Cost - $13,979,092) - 12.2%                                         14,021,458
----------------------------------------------------------------------------------------------------------------------------------
                                                   Non-Government Agency Mortgage-Backed Securities +
----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage
Obligations - 3.7%                        378,068  Impac Secured Assets CMN Owner Trust Series 2004-3
                                                   Class 1A4, 5.72% due 11/25/2034 (b)                                     379,180
                                          500,000  Impac Secured Assets CMN Owner Trust Series 2004-3
                                                   Class M1, 5.93% due 11/25/2034 (b)                                      501,843
                                          641,611  JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                                   5.209% due 4/25/2035 (b)                                                627,679
                                          554,561  Morgan Stanley Mortgage Loan Trust Series 2006-3AR
                                                   Class 2A3, 5.901% due 3/25/2036 (b)                                     559,572
                                          421,718  RMAC Plc Series 2003-NS2A Class A2C, 5.79%
                                                   due 9/12/2035 (b)                                                       422,648
                                          897,218  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                                   5.672% due 8/25/2035 (b)                                                897,723
                                          185,044  Structured Asset Securities Corp. Series 2005-GEL2 Class A,
                                                   5.60% due 4/25/2035 (b)                                                 185,146
                                          412,063  Structured Asset Securities Corp. Series 2005-OPT1 Class A4M,
                                                   5.67% due 11/25/2035 (b)                                                412,276
                                          249,315  Washington Mutual Series 2005-AR2 Class B4, 6.23%
                                                   due 1/25/2045 (b)                                                       248,497
                                                                                                                      ------------
                                                                                                                         4,234,564
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed              1,300,000  Banc of America Commercial Mortgage, Inc. Series 2006-2
Securities - 7.8%                                  Class A4, 5.741% due 5/10/2045 (b)                                    1,345,996
                                          300,000  Bear Stearns Commercial Mortgage Security Series 2002-FL1A
                                                   Class D, 5.772% due 8/03/2014 (b)                                       300,000
                                        1,500,000  Credit Suisse Mortgage Capital Certificates Series 2006-C3
                                                   Class A3, 5.828% due 6/15/2038 (b)                                    1,559,260
                                          700,000  GS Mortgage Securities Corp. II Series 2006-GG6 Class A2,
                                                   5.506% due 4/10/2038 (b)                                                708,331
                                          900,000  Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                                   Class A4, 4.755% due 6/10/2036                                          889,930
                                          800,000  Greenwich Capital Commercial Funding Corp. Series 2006-GG7
                                                   Class A4, 5.912% due 7/10/2038 (b)                                      837,584
                                        1,450,000  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-CB15 Class A4, 5.814% due 6/12/2043 (b)                   1,499,265
                                        1,200,000  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-LDP7 Class A4, 5.875% due 4/15/2045 (b)                   1,253,460
                                          600,000  LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5,
                                                   4.739% due 7/15/2030                                                    575,660
                                                                                                                      ------------
                                                                                                                         8,969,486
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Non-Government Agency Mortgage-Backed Securities
                                                   (Cost - $13,002,538) - 11.5%                                         13,204,050
----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.8%                400,000  Goodrich Corp., 6.29% due 7/01/2016 (a)                                 412,876
                                          155,000  Honeywell International, Inc., 5.70% due 3/15/2036                      155,656
                                          370,000  Raytheon Co., 8.30% due 3/01/2010                                       404,248
                                                                                                                      ------------
                                                                                                                           972,780
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                           113,936  American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012             107,943
                                          140,000  Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013          145,688

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry                                  Amount   Corporate Bonds                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                                  USD     190,000  Southwest Airlines Co., 7.875% due 9/01/2007                       $    193,775
                                                                                                                      ------------
                                                                                                                           447,406
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                           80,000  Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033                           83,033
                                          130,000  Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036                          130,922
                                                                                                                      ------------
                                                                                                                           213,955
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.7%                    320,000  Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009               316,552
                                          190,000  FBG Finance Ltd., 5.875% due 6/15/2035 (a)                              176,574
                                          575,000  Goldman Sachs Group, Inc., 5.70% due 9/01/2012                          584,779
                                          300,000  Goldman Sachs Group, Inc., 5.25% due 10/15/2013                         296,051
                                           60,000  Mellon Funding Corp., 6.40% due 5/14/2011                                62,687
                                          295,000  Morgan Stanley, 5.30% due 3/01/2013                                     294,546
                                          250,000  State Street Bank & Trust Co., 5.30% due 1/15/2016                      248,520
                                                                                                                      ------------
                                                                                                                         1,979,709
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.8%                    95,000  Bank One Corp., 8% due 4/29/2027                                        117,014
                                          290,000  Barclays Bank Plc, 8.55%  (a)(h)                                        325,957
                                          220,000  Corporacion Andina de Fomento, 6.875% due 3/15/2012                     234,393
                                          190,000  Shinsei Finance II (Cayman) Ltd., 7.16% (a)(b)(h)                       189,644
                                                                                                                      ------------
                                                                                                                           867,008
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                     240,000  Steelcase, Inc., 6.50% due 8/15/2011                                    243,958
Supplies - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Communications                            70,000   Harris Corp., 5% due 10/01/2015                                          65,978
Equipment - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%             220,000  Lafarge SA, 6.15% due 7/15/2011                                         224,723
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                   260,000  American Express Co., 6.80% due 9/01/2066 (b)                           274,494
                                          200,000  HSBC Finance Corp., 6.50% due 11/15/2008                                205,020
                                          180,000  HSBC Finance Corp., 5.875% due 2/01/2009                                182,975
                                                                                                                      ------------
                                                                                                                           662,489
----------------------------------------------------------------------------------------------------------------------------------
Containers &                              255,000  Sealed Air Corp., 5.625% due 7/15/2013 (a)                              250,909
Packaging - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                     225,000  Bank of America Corp., 4.875% due 9/15/2012                             221,218
Services - 3.8%                           430,000  Citigroup, Inc., 5.625% due 8/27/2012                                   437,825
                                          205,000  Citigroup, Inc., 5.85% due 12/11/2034                                   206,679
                                          355,000  General Electric Capital Corp., 6.75% due 3/15/2032                     405,779
                                          290,000  JPMorgan Chase & Co., 5.75% due 1/02/2013                               296,558
                                          230,000  JPMorgan Chase & Co., 4.75% due 3/01/2015                               219,393
                                          125,000  JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)                          122,783
                                        1,000,000  Links Finance Corp. Series 55, 5.64% due 9/15/2010 (b)                  999,003
                                        1,000,000  Sigma Finance Corp., 7.405% due 8/15/2011 (b)(g)                      1,000,000
                                          500,000  Sigma Finance Corp., 5.372% due 3/31/2014 (b)(g)                        501,373
                                                                                                                      ------------
                                                                                                                         4,410,611
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication             140,000  BellSouth Corp., 6% due 11/15/2034                                      131,413
Services - 1.0%                           125,000  Deutsche Telekom International Finance BV, 8.25% due 6/15/2030          152,711
                                          270,000  GTE Corp., 6.84% due 4/15/2018                                          285,607
                                          230,000  SBC Communications, Inc., 6.45% due 6/15/2034                           230,979
                                          235,000  TELUS Corp., 7.50% due 6/01/2007                                        238,065
                                          170,000  Telecom Italia Capital SA, 6% due 9/30/2034                             151,990
                                                                                                                      ------------
                                                                                                                         1,190,765
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                 260,000  AEP Texas Central Co. Series D, 5.50% due 2/15/2013                     258,563
                                           70,000  Jersey Central Power & Light, 6.40% due 5/15/2036 (a)                    73,192
                                          140,000  Nevada Power Co., 6.65% due 4/01/2036 (a)                               144,690
                                          148,000  Progress Energy, Inc., 5.625% due 1/15/2016                             147,901

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry                                  Amount   Corporate Bonds                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                                  USD     200,000  SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                                   6.15% due 11/15/2013 (a)                                           $    207,757
                                          190,000  Sierra Pacific Power Co., 6% due 5/15/2016 (a)                          190,494
                                          180,000  Southern California Edison Co., 5.625% due 2/01/2036                    174,680
                                          140,000  Westar Energy, Inc., 6% due 7/01/2014                                   143,526
                                                                                                                      ------------
                                                                                                                         1,340,803
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                        125,000  Weatherford International Ltd., 5.50% due 2/15/2016                     123,107
Services - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                      190,000  Tyson Foods, Inc., 6.60% due 4/01/2016                                  195,634
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                   130,000  UnitedHealth Group, Inc., 5.80% due 3/15/2036                           127,655
Services - 0.3%                           190,000  WellPoint, Inc., 5.85% due 1/15/2036                                    184,289
                                                                                                                      ------------
                                                                                                                           311,944
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                     130,000  Harrah's Operating Co., Inc., 5.625% due 6/01/2015                      120,837
Leisure - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Industrial                                195,000  Hutchison Whampoa International (03/33) Ltd., 7.45%
Conglomerates - 0.2%                               due 11/24/2033 (a)                                                      221,016
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                          195,000  American International Group, Inc., 6.25% due 5/01/2036                 204,881
                                          245,000  Fund American Cos., Inc., 5.875% due 5/15/2013                          242,164
                                          390,000  Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                       376,762
                                           70,000  Prudential Financial, Inc., 4.104% due 11/15/2006                        69,908
                                                                                                                      ------------
                                                                                                                           893,715
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                              255,000  Comcast Corp., 6.50% due 1/15/2017                                      266,179
                                          135,000  Cox Communications, Inc., 7.125% due 10/01/2012                         143,873
                                          200,000  News America, Inc., 6.40% due 12/15/2035                                196,146
                                          120,000  News America, Inc., 6.75% due 1/09/2038                                 124,316
                                          405,000  Time Warner Companies, Inc., 9.125% due 1/15/2013                       471,899
                                                                                                                      ------------
                                                                                                                         1,202,413
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                    125,000  Alcan, Inc., 5.75% due 6/01/2035                                        118,452
                                          265,000  Vale Overseas Ltd., 6.25% due 1/11/2016                                 263,012
                                                                                                                      ------------
                                                                                                                           381,464
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                    115,000  Consolidated Edison Co. of New York, 5.85% due 3/15/2036                114,899
                                          130,000  Puget Energy, Inc., 5.483% due 6/01/2035                                119,255
                                           90,000  Xcel Energy, Inc., 6.50% due 7/01/2036                                   94,954
                                                                                                                      ------------
                                                                                                                           329,108
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.4%                 410,000  Xerox Corp., 6.40% due 3/15/2016                                        407,950
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                     145,000  Consolidated Natural Gas Co., 5% due 12/01/2014                         137,687
Fuels - 2.1%                              175,000  Enterprise Products Operating LP Series B, 5.75% due 3/01/2035          157,660
                                          212,000  Kern River Funding Corp., 4.893% due 4/30/2018 (a)                      205,366
                                          135,000  Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                         133,775
                                          240,000  Northwest Pipeline Corp., 7% due 6/15/2016 (a)                          245,400
                                          750,000  Pemex Project Funding Master Trust, 6.69% due 6/15/2010 (a)(b)          766,500
                                          185,000  Petro-Canada, 5.95% due 5/15/2035                                       176,543
                                          150,000  Talisman Energy, Inc., 5.85% due 2/01/2037                              139,834
                                          460,000  Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                   497,330
                                                                                                                      ------------
                                                                                                                         2,460,095
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%                    190,000  Wyeth, 6% due 2/15/2036                                                 192,088
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                    120,000  Developers Diversified Realty Corp., 5.375% due 10/15/2012              118,772
Trusts (REITs) - 0.5%                      90,000  Developers Diversified Realty Corp., 5.50% due 5/01/2015                 88,353
                                          165,000  Nationwide Health Properties, Inc., 6.59% due 7/07/2038                 168,352
                                          240,000  Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                 232,891
                                                                                                                      ------------
                                                                                                                           608,368
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                         95,000  Canadian National Railway Co., 6.90% due 7/15/2028                      109,160
                                          100,000  Canadian National Railway Co., 6.20% due 6/01/2036                      106,866

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry                                  Amount   Corporate Bonds                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                                  USD     140,000  Norfolk Southern Corp., 7.05% due 5/01/2037                        $    163,201
                                                                                                                      ------------
                                                                                                                           379,227
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor            800,000  International Rectifier Corp., 4.25% due 7/15/2007 (f)                  790,000
Equipment - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                           280,000  Oracle Corp. and Ozark Holding, Inc., 5.25% due 1/15/2016               275,539
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                        235,000  Countrywide Financial Corp., 6.25% due 5/15/2016                        238,497
Finance - 0.4%                            270,000  Washington Mutual Bank, 6.75% due 5/20/2036                             290,001
                                                                                                                      ------------
                                                                                                                           528,498
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                137,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                       175,141
Services - 0.3%                           125,000  Sprint Capital Corp., 8.75% due 3/15/2032                               152,437
                                                                                                                      ------------
                                                                                                                           327,578
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Corporate Bonds
                                                   (Cost - $22,653,957) - 19.6%                                         22,619,675
----------------------------------------------------------------------------------------------------------------------------------
                                                   Foreign Government Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                  EUR   1,200,000  Bundesobligation Series 143, 3.50% due 10/10/2008                     1,518,446
                                  USD     405,000  Mexico Government International Bond, 9.875% due 2/01/2010              462,105
                                          130,000  Mexico Government International Bond, 6.375% due 1/16/2013              136,695
                                          115,000  Mexico Government International Bond, 5.875% due 1/15/2014              117,587
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Foreign Government Obligations
                                                   (Cost - $2,163,319) - 1.9%                                            2,234,833
----------------------------------------------------------------------------------------------------------------------------------
                                                   Preferred Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                   Capital Trusts
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%               $   150,000  BAC Capital Trust VI, 5.625% due 3/08/2035                              139,097
                                          190,000  MUFG Capital Finance 1 Ltd., 6.346% (b)(h)                              191,541
                                          130,000  RBS Capital Trust III, 5.512% (b)(h)                                    126,315
                                          260,000  USB Capital IX, 6.189% (b)(h)                                           262,952
                                                                                                                      ------------
                                                                                                                           719,905
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                     130,000  ILFC E-Capital Trust II, 6.25% due 12/21/2065 (a)(b)                    129,958
Supplies - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                 125,000  Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                 124,731
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                     150,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014               162,150
Fuels - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Capital Trusts  (Cost - $1,126,301) - 1.0%                      1,136,744
----------------------------------------------------------------------------------------------------------------------------------
                                           Shares
                                             Held  Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                   130,000  Barclays Bank Plc, 6.278% (b)                                           124,196
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%           9,000  Fannie Mae, 7%                                                          476,438
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks  (Cost - $618,575) - 0.5%                        600,634
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Securities  (Cost - $1,744,876) - 1.5%                1,737,378
----------------------------------------------------------------------------------------------------------------------------------
                                             Face
                                           Amount  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency            USD  25,000,000  Federal Home Loan Bank System, 4.40% due 10/02/2006                  25,000,000
Obligations** - 21.7%
----------------------------------------------------------------------------------------------------------------------------------
                                       Beneficial
                                         Interest
----------------------------------------------------------------------------------------------------------------------------------
                                  USD   5,075,000  BlackRock Liquidity Series, LLC Money Market
                                                   Series, 5.33% (e)(i)(k)                                               5,075,000
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities  (Cost - $30,075,000) - 26.1%            30,075,000
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006                                                                 (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------------
                                        Number of
Industry                                Contracts                      Options Purchased                                 Value
----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 0.0%              55      U.S. Treasury Bonds, expiring October  2006 at USD 107             $     65,313
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Purchased
                                                   (Premiums Paid - $27,683) - 0.0%                                         65,313
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments  (Cost - $130,302,498)  - 113.6%                  130,998,481
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Options Written
----------------------------------------------------------------------------------------------------------------------------------
Call Options Written - 0.0%                55      U.S. Treasury Bonds, expiring October 2006 at USD 105                      (859)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Written
                                                   (Premiums Received - $22,161) - (0.0%)                                     (859)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments, Net of Options Written
                                                   (Cost - $130,280,337*)  - 113.6%                                    130,997,622
                                                   Liabilities in Excess of Other Assets - (13.6%)                     (15,678,593)
                                                                                                                      ------------
                                                   Net Assets - 100.0%                                                $115,319,029
                                                                                                                      ============

 * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $130,498,297
                                                                   ============
      Gross unrealized appreciation                                $  1,155,376
      Gross unrealized depreciation                                    (656,051)
                                                                   ------------
      Net unrealized appreciation                                  $    499,325
                                                                   ============

**    Certain U.S. Government Agency Obligations are traded on a discount basis;
      the interest rate shown reflects the discount rate paid at the time of purchase.

 + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)   Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------
                                                                          Net        Interest
      Affiliate                                                        Activity       Income
      ----------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Money Market Series             $  (62,500)   $    4,967
      ----------------------------------------------------------------------------------------

(f)   Convertible security.

(g) Restricted securities as to resale, representing approximately 1.3% of net assets were as follows:

     -----------------------------------------------------------------------------------------
     Issue                                        Acquisition Date       Cost          Value
     -----------------------------------------------------------------------------------------
     Sigma Finance Corp., 7.405% due 8/15/2011       2/13/2004        $1,000,000    $1,000,000
     Sigma Finance Corp., 5.372% due 3/31/2014       3/26/2004           500,000       501,373
     -----------------------------------------------------------------------------------------
     Total                                                            $1,500,000    $1,501,373
                                                                      ========================

(h)   The security is a perpetual bond and has no stated maturity date.

(i)   Security was purchased with the cash proceeds from securities loans.

(j)   Security, or a portion of security, is on loan.

(k)   Represents the current yield as of September 30, 2006.

 o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------

o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------------------------
      Number of                                       Expiration           Face        Unrealized
      Contracts                  Issue                   Date              Value      Appreciation
      --------------------------------------------------------------------------------------------
         15            5-Year U.S. Treasury Bond     December 2006      $ 1,572,108     $ 10,626
      --------------------------------------------------------------------------------------------

o     Financial futures contracts sold as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------------------------
      Number of                                       Expiration           Face        Unrealized
      Contracts                  Issue                   Date              Value      Depreciation
      --------------------------------------------------------------------------------------------
         30            2-Year U.S. Treasury Bond     December 2006      $ 6,115,688     $(19,312)
         99            0-Year U.S. Treasury Bond     December 2006       10,619,516      (78,671)
         43            0-Year U.S. Treasury Bond     December 2006        4,754,079      (79,390)
      --------------------------------------------------------------------------------------------
      Total Unrealized Depreciation--Net                                                $(177,373)
                                                                                        =========

o     Currency Abbreviations:

      EUR       Euro
      USD       U.S. Dollar

o     Swap contracts outstanding as of September 30, 2006 were as follows:

--------------------------------------------------------------------------------
                                                       Notional     Unrealized
                                                        Amount     Appreciation
--------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the since inception return of the US
Agency Index and pay a floating rate based on 1-month LIBOR minus 0.05%

Broker, Lehman Brothers Special Finance
Expires October 2006                                  $3,450,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.035%

Broker, UBS Warburg
Expires October 2006                                  $4,700,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

Broker, Lehman Brothers Special Finance
Expires November 2006                                 $5,500,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%

Broker, UBS Warburg
Expires December 2006                                 $19,250,000           --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.13%

Broker, Lehman Brothers Special Finance
Expires January 2007                                  $3,600,000            --

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate of 5.3225% and pay a floating rate based on 3-month LIBOR

Broker, Lehman Brothers Special Finance
Expires April 2007                                    $21,000,000   $  251,454

Receive a fixed rate of 4.095% and pay a floating rate based on 3-month LIBOR

Broker, CITIBANK N.A
Expires September 2007                                $10,000,000     (121,480)

Sold credit default protection on Sprint Capital
Corp. and receive 1.50%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2008                                $  430,000        10,791

Sold credit default protection on Comcast Cable
Communications, Inc. and receive 1.15%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2008                                $  430,000         8,522

Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, JPMorgan Chase
Expires January 2009                                  $  879,000       (17,462)

Sold credit default protection on Raytheon Co. and receive 0.73%

Broker, JPMorgan Chase
Expires March 2009                                    $  160,000         2,425

Sold credit default protection on Nextel
Communications, Inc. Class A and receive 1.72%

Broker, JPMorgan Chase
Expires September 2009                                $  310,000        12,547

Bought credit default protection on Valero Energy
Corp. and pay 1.03%

Broker, Deutsche Bank A.G. London
Expires June 2010                                     $  150,000        (3,891)

Sold credit default protection on BellSouth Corp.
and receive 0.26%

Broker, Lehman Brothers Special Finance
Expires June 2010                                     $  145,000           300

Bought credit default protection on Valero Energy
Corp. and pay 1.00%

Broker, Lehman Brothers Special Finance
Expires June 2010                                     $  150,000        (3,891)

Sold credit default protection on CSX Corp. and receive 0.34%

Broker, JPMorgan Chase
Expires December 2010                                 $  295,000         1,580

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Bought credit default protection on Sara Lee Corp.
and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                 $  295,000    $   (2,250)

Bought credit default protection on Brunswick
Corp. and pay 0.60%

Broker, JPMorgan Chase
Expires December 2010                                 $  295,000          (116)

Bought credit default protection on ConAgra Foods, Inc. and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                 $  295,000        (4,060)

Bought credit default protection on HJ Heinz Co.
and pay 0.37%

Broker, UBS Warburg
Expires December 2010                                 $  295,000          (902)

Bought credit default protection on CVS Corp. and pay 0.48%

Broker, Morgan Stanley Capital Services Inc.
Expires December 2010                                 $  295,000        (3,158)

Bought credit default protection on RadioShack
Corp. and pay 1.16%

Broker, UBS Warburg
Expires December 2010                                 $  295,000        (1,780)

Sold credit default protection on Goodrich Corp.
and receive 0.44%

Broker, UBS Warburg
Expires December 2010                                 $  295,000         2,380

Bought credit default protection on Campbell Soup
Co. and pay 0.26%

Broker, UBS Warburg
Expires December 2010                                 $  295,000        (1,808)

Bought credit default protection on Kohl's Corp.
and pay 0.39%

Broker, Morgan Stanley Capital Services Inc.
Expires December 2010                                 $  295,000        (2,257)

Bought credit default protection on TJX Cos., Inc.
and pay 0.57%

Broker, Morgan Stanley Capital Services Inc.
Expires December 2010                                 $  295,000        (4,399)

Bought credit default protection on Limited
Brands, Inc. and pay 1.065%

Broker, UBS Warburg
Expires December 2010                                 $  295,000        (6,677)

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Sold credit default protection on Lehman Brothers
Holdings, Inc. and receive 0.271%

Broker, UBS Warburg
Expires December 2010                                 $  295,000    $    1,027

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 5 and receive 0.45%

Broker, Deutsche Bank A.G. London
Expires December 2010                                 $1,465,000         5,658

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 5 and receive 0.45%

Broker, Lehman Brothers Special Finance
Expires December 2010                                 $1,470,000         6,317

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services Inc.
Expires, January 2011                                 $  750,000       (34,657)

Bought credit default protection on Kohl's Corp.
and pay 0.43%

Broker, Lehman Brothers Special Finance
Expires March 2011                                    $  295,000        (2,642)

Bought credit default protection on Campbell Soup
Co. and pay 0.25%

Broker, Lehman Brothers Special Finance
Expires March 2011                                    $  295,000        (1,680)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%

Broker, JPMorgan Chase
Expires March 2011                                    $  295,000        (2,391)

Bought credit default protection on Limited
Brands, Inc. and pay 0.73%

Broker, Lehman Brothers Special Finance
Expires March 2011                                    $  295,000        (2,472)

Sold credit default protection on Federated
Department Stores, Inc. and receive 0.38%

Broker, JPMorgan Chase
Expires March 2011                                    $  295,000        (1,281)

Bought credit default protection on Tyson Foods, Inc. and pay 1.185%

Broker, JPMorgan Chase
Expires June 2011                                     $  300,000        (1,274)

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
--------------------------------------------------------------------------------
Bought credit default protection on Computer
Sciences Corp. and pay 0.88%

Broker, Morgan Stanley Capital Services Inc.
Expires,  June 2011                                   $  290,000    $   (6,156)

Sold credit default protection on Dow Jones CDX US
Crossover Index Series 6 and receive 1.90%

Broker, JPMorgan Chase
Expires June 2011                                     $  685,000         3,033

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 6 and receive 0.40%

Broker, Lehman Brothers Special Finance
Expires June 2011                                     $  685,000           936

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Series 6 and receive 0.40%

Broker, JPMorgan Chase
Expires June 2011                                     $2,735,000        10,009

Sold credit default protection on Dow Jones CDX
North America Investment Grade High Volatility
Index Series 6 and receive 0.75%

Broker, Lehman Brothers Special Finance
Expires June 2011                                     $1,370,000         2,324

Sold credit default protection on Dow Jones CDX
North America Investment Grade High Volatility
Index Series 6 and receive 0.75%

Broker, JPMorgan Chase
Expires June 2011                                     $2,690,000         1,162

Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6.0%, and pay a floating rate based on 1-month
LIBOR

Broker, CS First Boston International
Expires June 2011                                     $6,500,000          (592)

Bought credit default protection on MeadWestvaco
Corp. and pay 0.85%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2013                                $  285,000            20

Bought credit default protection on Eastman
Chemical Co. and pay 0.68%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2013                                $  285,000        (1,825)
--------------------------------------------------------------------------------
Total                                                               $   91,384
                                                                    ==========

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry                                     Held  Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                 29,000  Lockheed Martin Corp.                                               $ 2,495,740
                                           40,700  United Technologies Corp.                                             2,578,345
                                                                                                                       -----------
                                                                                                                         5,074,085
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.3%                           46,600  PepsiCo, Inc.                                                         3,041,116
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.1%                       54,800  Amgen, Inc. (c)                                                       3,919,844
                                           60,500  Genentech, Inc. (c)                                                   5,003,350
                                           10,300  Genzyme Corp. (c)                                                       694,941
                                                                                                                       -----------
                                                                                                                         9,618,135
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 4.7%                    233,300  The Charles Schwab Corp.                                              4,176,070
                                           35,300  Franklin Resources, Inc.                                              3,732,975
                                           50,100  State Street Corp.                                                    3,126,240
                                                                                                                       -----------
                                                                                                                        11,035,285
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.0%                           66,700  Air Products & Chemicals, Inc.                                        4,426,879
                                          100,600  Nalco Holding Co. (c)                                                 1,863,112
                                           91,700  Praxair, Inc. (d)                                                     5,424,972
                                                                                                                       -----------
                                                                                                                        11,714,963
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 8.2%           262,100  Cisco Systems, Inc. (c)                                               6,028,300
                                          217,500  Corning, Inc. (c)                                                     5,309,175
                                          157,900  Motorola, Inc.                                                        3,947,500
                                          110,000  QUALCOMM, Inc.                                                        3,998,500
                                                                                                                       -----------
                                                                                                                        19,283,475
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.0%          16,700  Fluor Corp.                                                           1,284,063
                                           13,600  Jacobs Engineering Group, Inc. (c)                                    1,016,328
                                                                                                                       -----------
                                                                                                                         2,300,391
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.7%     109,400  Bank of America Corp.                                                 5,860,558
                                            2,700  Chicago Mercantile Exchange Holdings, Inc.                            1,291,275
                                           83,600  Citigroup, Inc.                                                       4,152,412
                                           93,900  JPMorgan Chase & Co.                                                  4,409,544
                                                                                                                       -----------
                                                                                                                        15,713,789
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%                55,500  Emerson Electric Co.                                                  4,654,230
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 7.6%         31,500  Baker Hughes, Inc. (d)                                                2,148,300
                                           86,500  Grant Prideco, Inc. (c)(d)                                            3,289,595
                                           73,600  Halliburton Co. (d)                                                   2,093,920
                                           63,700  National Oilwell Varco, Inc. (c)(d)                                   3,729,635
                                           42,500  Schlumberger Ltd.                                                     2,636,275
                                           34,500  Transocean, Inc. (c)(d)                                               2,526,435
                                           32,300  Weatherford International Ltd. (c)(d)                                 1,347,556
                                                                                                                       -----------
                                                                                                                        17,771,716
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.0%           146,300  CVS Corp.                                                             4,699,156
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.8%    57,000  Alcon, Inc. (d)                                                       6,526,500
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 6.2%    17,700  Laboratory Corp. of America Holdings (c)                              1,160,589
                                           82,100  Medco Health Solutions, Inc. (c)                                      4,935,031
                                           18,800  Quest Diagnostics, Inc.                                               1,149,808
                                           94,000  WellPoint, Inc. (c)                                                   7,242,700
                                                                                                                       -----------
                                                                                                                        14,488,128
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.5%      158,400  Starbucks Corp. (c)(d)                                                5,393,520
                                           55,300  Yum! Brands, Inc.                                                     2,878,365
                                                                                                                       -----------
                                                                                                                         8,271,885
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%                  78,500  The Procter & Gamble Co.                                              4,865,430
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 7.0%                         32,300  CheckFree Corp. (c)                                                   1,334,636
                                           56,700  Cognizant Technology Solutions Corp. (c)                              4,199,202
                                           82,800  Infosys Technologies Ltd.                                             3,334,807
                                           73,000  Paychex, Inc.                                                         2,690,050

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry                                     Held  Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                          177,700  Satyam Computer Services Ltd.                                      $  3,166,678
                                           73,200  Tata Consultancy Services Ltd.                                        1,629,049
                                                                                                                      ------------
                                                                                                                        16,354,422
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.0%           262,100  General Electric Co.                                                  9,252,130
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 5.1%        55,300  Akamai Technologies, Inc. (c)                                         2,764,447
                                           12,600  Google, Inc. Class A (c)(d)                                           5,063,940
                                          162,200  Yahoo!, Inc. (c)                                                      4,100,416
                                                                                                                      ------------
                                                                                                                        11,928,803
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.6%      20,900  Covance, Inc. (c)                                                     1,387,342
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.2%                           50,700  ITT Corp.                                                             2,599,389
                                           83,200  Pall Corp.                                                            2,563,392
                                                                                                                      ------------
                                                                                                                         5,162,781
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                              125,600  Walt Disney Co.                                                       3,882,296
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.6%                    36,300  Kohl's Corp. (c)                                                      2,356,596
                                           69,500  Target Corp.                                                          3,839,875
                                                                                                                      ------------
                                                                                                                         6,196,471
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.3%                    130,000  GlaxoSmithKline Plc                                                   3,453,068
                                           22,900  GlaxoSmithKline Plc (a)                                               1,218,967
                                           20,900  Novartis AG (a)                                                       1,221,396
                                           74,000  Novartis AG Registered Shares                                         4,307,987
                                           13,100  Roche Holding AG                                                      2,258,639
                                                                                                                      ------------
                                                                                                                        12,460,057
----------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                           203,300  Oracle Corp. (c)                                                      3,606,542
                                           65,000  SAP AG (a)                                                            3,217,500
                                                                                                                      ------------
                                                                                                                         6,824,042
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.2%                    16,600  Abercrombie & Fitch Co. Class A                                       1,153,368
                                           26,400  American Eagle Outfitters                                             1,157,112
                                           46,700  Best Buy Co., Inc.                                                    2,501,252
                                          203,750  Staples, Inc. (d)                                                     4,957,237
                                                                                                                      ------------
                                                                                                                         9,768,969
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.1%    30,700  Nike, Inc. Class B                                                    2,689,934
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                             36,600  Altria Group, Inc.                                                    2,801,730
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks (Cost - $204,649,154) - 97.3%                   227,767,261
----------------------------------------------------------------------------------------------------------------------------------
                                       Beneficial
                                         Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                      $17,759,709  BlackRock Liquidity Series, LLC
                                                   Cash Sweep Series I, 5.18%  (b)(f)                                   17,759,709
                                       33,080,550  BlackRock Liquidity Series, LLC
                                                   Money Market Series, 5.33%  (b)(e)(f)                                33,080,550
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost - $50,840,259) - 7.6%                                          50,840,259
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments  (Cost - $255,489,413*)  - 104.9%                 278,607,520
                                                   Liabilities in Excess of Other Assets - (4.9%)                      (44,449,018)
                                                                                                                      ------------
                                                   Net Assets - 100.0%                                                $234,158,502
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $255,554,279
                                                                   ============
      Gross unrealized appreciation                                $ 25,674,854
      Gross unrealized depreciation                                  (2,621,613)
                                                                   ------------
      Net unrealized appreciation                                  $ 23,053,241
                                                                   ============

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments as of September 30, 2006
--------------------------------------------------------------------------------

(a)   Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Interest
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I  $8,229,796   $230,120
      BlackRock Liquidity Series, LLC Money Market Series  $1,649,900   $ 22,547
      --------------------------------------------------------------------------

(c)   Non-income producing security.

(d)   Security, or a portion of security, is on loan.

(e)   Security was purchased with the cash proceeds from securities loans.

(f)   Represents the current yield as of September 30, 2006.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.9%        Beverages - 0.0%                        21,200   Coca-Cola Amatil Ltd.                         $    105,839
                        ------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.2%                   8,400   Macquarie Bank Ltd.                                433,468
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining                         18,900   BHP Billiton Ltd.                                  361,490
                        - 0.3%                                   8,400   Newcrest Mining Ltd.                               141,042
                                                                 5,900   Rio Tinto Ltd.                                     308,642
                                                                20,200   Zinifex Ltd.                                       177,123
                                                                                                                       -------------
                                                                                                                            988,297
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    4,000   Woodside Petroleum Ltd.                            117,162
                        Fuels - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Paper & Forest                          30,800   Great Southern Plantations Ltd.                     57,232
                        Products - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                          44,000   Macquarie Airports                                 100,804
                        Infrastructure - 0.3%                  221,000   Macquarie Infrastructure Group                     527,749
                                                                73,666   Sydney Roads Group (f)                              61,020
                                                                47,500   Transurban Group                                   258,763
                                                                                                                       -------------
                                                                                                                            948,336
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Australia                 2,650,334
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.0%          Diversified                              2,400   Telekom Austria AG                                  60,500
                        Telecommunication
                        Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Austria                      60,500
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%          Leisure Equipment &                     11,808   AGFA-Gevaert NV                                    279,711
                        Products - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Belgium                     279,711
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.4%           Chemicals - 0.0%                        10,600   Braskem SA                                          66,061
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.0%                  1,600   Uniao de Bancos Brasileiros SA (a)                 118,400
                        ------------------------------------------------------------------------------------------------------------
                        Construction &                          11,600   Obrascon Huarte Lain Brasil SA (f)                 131,976
                        Engineering - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%                2,800   Cia Energetica de Minas Gerais (a)                 109,900
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples                       2,983,300   Cia Brasileira de Distribuicao Grupo
                        Retailing - 0.0%                                 Pao de Acucar                                       77,351
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                     8,700   Cosan SA Industria e Comercio (f)                  140,458
                        ------------------------------------------------------------------------------------------------------------
                        IT Services - 0.1%                      21,000   Datasul (f)                                        153,316
                        ------------------------------------------------------------------------------------------------------------
                        Internet & Catalog                       2,600   Submarino SA                                        50,898
                        Retail - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                      4,900   Localiza Rent A Car SA                             101,792
                        Products - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining                         14,800   Companhia Vale do Rio Doce (Preference
                        - 0.2%                                           'A' Shares) (a)                                    273,948
                                                                 5,400   Usinas Siderurgicas de Minas Gerais SA
                                                                         (Preference 'A' Shares)                            161,677
                                                                                                                       -------------
                                                                                                                            435,625
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    9,600   Petroleo Brasileiro SA (a)                         718,464
                        Fuels - 0.7%                            15,300   Petroleo Brasileiro SA (a)                       1,282,599
                                                                                                                       -------------
                                                                                                                          2,001,063
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.1%                      26,000   All America Latina Logistica SA                    202,395
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.0%                          6,700   Totvs SA (f)                                       126,532
                        ------------------------------------------------------------------------------------------------------------
                        Water Utilities - 0.0%                  12,200   Companhia de Saneamento de Minas Gerais            113,739

                        ------------------------------------------------------------------------------------------------------------
                        Wireless                                48,500   Vivo Participacoes SA (a)                          151,320
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Brazil                    3,980,826
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
Canada - 1.0%           Insurance - 0.0%                           200   Sun Life Financial, Inc.                      $      8,214
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining                         40,400   Alamos Gold, Inc. (f)                              331,340
                        - 0.4%                                     200   Alcan, Inc.                                          7,974
                                                                 7,594   Barrick Gold Corp.                                 233,288
                                                                99,700   Bema Gold Corp. (f)                                439,676
                                                                25,200   Kinross Gold Corp. (f)                             315,504
                                                                                                                       -------------
                                                                                                                          1,327,782
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    6,800   Petro-Canada                                       274,341
                        Fuels - 0.3%                             6,300   Suncor Energy, Inc. (a)                            453,915
                                                                 5,400   Talisman Energy, Inc.                               88,286
                                                                                                                       -------------
                                                                                                                            816,542
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.3%                       5,300   CP Railway Ltd. (USD)                              263,622
                                                                12,000   Canadian Pacific Railway Ltd.                      597,607
                                                                                                                       -------------
                                                                                                                            861,229
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Canada                    3,013,767
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.0%            Electric Utilities - 0.0%                7,900   Enersis SA (a)                                     104,280
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Chile                       104,280
------------------------------------------------------------------------------------------------------------------------------------
China - 0.9%            Automobiles - 0.0%                     200,000   Denway Motors Ltd.                                  72,380
                        ------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.1%            540,000   Shanghai Electric Group Corp.                      181,565
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                   212,200   Chaoda Modern Agriculture Holdings Ltd.            129,898
                        ------------------------------------------------------------------------------------------------------------
                        Industrial                             222,900   Beijing Enterprises Holdings Ltd.                  420,499
                        Conglomerates - 0.2%                    55,200   Shanghai Industrial Holdings Ltd.                  104,276
                                                                12,000   Tianjin Development Holdings Ltd.                    7,546
                                                                                                                       -------------
                                                                                                                            532,321
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                         2,900   China Life Insurance Co. Ltd. (a)                  226,664
                                                                33,000   Ping An Insurance Group Co. of China Ltd.          118,579
                                                                                                                       -------------
                                                                                                                            345,243
                        ------------------------------------------------------------------------------------------------------------
                        Marine - 0.0%                          128,100   Xiamen International Port Co. Ltd. (f)              27,947
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                  221,400   China Shenhua Energy Co. Ltd. Class H              356,297
                        Fuels - 0.2%                           434,700   Yanzhou Coal Mining Co. Ltd.                       297,898
                                                                                                                       -------------
                                                                                                                            654,195
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.2%                   1,117,500   Guangshen Railway Co. Ltd.                         474,693
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                          98,300   Hainan Meilan International Airport
                        Infrastructure - 0.0%                            Co., Ltd. (f)                                       44,784
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in China                     2,463,026
------------------------------------------------------------------------------------------------------------------------------------
Finland - 0.3%          Communications                           6,600   Nokia Oyj (a)                                      129,954
                        Equipment - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.3%               27,425   Fortum Oyj                                         729,902
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Finland                     859,856
------------------------------------------------------------------------------------------------------------------------------------
France - 2.1%           Automobiles - 0.4%                       7,064   Peugeot SA                                         397,933
                                                                 6,013   Renault SA                                         688,956
                                                                                                                       -------------
                                                                                                                          1,086,889
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.0%                           175   Arkema (a)(f)                                        8,249
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks                         8,306   BNP Paribas                                   $    892,762
                        - 0.5%                                  14,122   Credit Agricole SA                                 619,678
                                                                                                                       -------------
                                                                                                                          1,512,440
                        ------------------------------------------------------------------------------------------------------------
                        Construction &                           4,662   Vinci SA                                           518,401
                        Engineering - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Diversified                             16,600   France Telecom SA                                  380,609
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%                7,440   Electricite de France                              412,744
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                         2,636   Assurances Generales de France (AGF)               331,579
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.1%                         1,682   Vallourec                                          391,599
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    7,000   Total SA (a)                                       461,580
                        Fuels - 0.5%                            12,756   Total SA                                           836,213
                                                                                                                       -------------
                                                                                                                          1,297,793
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in France                    5,940,303
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.8%          Air Freight &                           15,830   Deutsche Post AG                                   415,091
                        Logistics - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.4%                         6,534   BASF AG                                            522,690
                                                                10,616   Bayer AG                                           540,603
                                                                                                                       -------------
                                                                                                                          1,063,293
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.1%                  2,584   Deutsche Postbank AG                               195,906
                        ------------------------------------------------------------------------------------------------------------
                        Construction &                           7,031   Hochtief AG                                        439,716
                        Engineering - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%                5,498   E.ON AG                                            651,051
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.3%          8,276   Siemens AG                                         721,275
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                         4,154   Allianz AG Registered Shares                       718,170
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.1%                  12,236   ThyssenKrupp AG                                    411,835
                        ------------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.2%                   5,963   RWE AG                                             549,528
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Germany                   5,165,865
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.8%        Commercial Banks - 0.1%                 22,600   HSBC Holdings Plc                                  412,135
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.1%               84,500   Cheung Kong Infrastructure Holdings Ltd.           258,632
                        ------------------------------------------------------------------------------------------------------------
                        Industrial                              65,000   Hutchison Whampoa Ltd.                             573,904
                        Conglomerates - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate                             30,000   Cheung Kong Holdings Ltd.                          322,051
                        Management &                            40,300   Sun Hung Kai Properties Ltd.                       439,862
                        Development - 0.4%                      70,000   Wharf Holdings Ltd.                                239,854
                                                                                                                       -------------
                                                                                                                          1,001,767
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Hong Kong                 2,246,438
------------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.1%          Oil, Gas & Consumable                    3,345   Mol Magyar Olaj- es Gazipari Rt.                   304,410
                        Fuels - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Hungary                     304,410
------------------------------------------------------------------------------------------------------------------------------------
India - 2.3%            Automobiles - 0.3%                       3,300   Bajaj Auto Ltd.                                    215,310
                                                                36,818   Tata Motors Ltd.                                   690,824
                                                                                                                       -------------
                                                                                                                            906,134
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks                        19,300   Karnataka Bank Ltd.                           $     51,334
                        - 0.1%                                  11,700   State Bank of India Ltd.                           262,062
                                                                                                                       -------------
                                                                                                                            313,396
                        ------------------------------------------------------------------------------------------------------------
                        Construction                           122,425   Gujarat Ambuja Cements Ltd.                        311,494
                        Materials - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial                    3,990   Reliance Capital Ltd.                               49,579
                        Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%                5,557   Reliance Energy Ltd.                                58,643
                        ------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.0%                    98,500   Reliance Natural Resources Ltd. (f)                 47,722
                        ------------------------------------------------------------------------------------------------------------
                        IT Services - 0.1%                      10,000   Infosys Technologies Ltd.                          402,754
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.3%                           126,811   ZEE Telefilms Ltd. (f)                             844,949
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    5,700   Hindustan Petroleum Corp.                           34,715
                        Fuels - 0.8%                            88,000   Reliance Industries Ltd.                         2,245,269
                                                                                                                       -------------
                                                                                                                          2,279,984
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.0%                   4,300   Wockhardt Ltd.                                      37,658
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.1%                       7,500   Container Corp. of India                           275,993
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                      15,100   Housing Development Finance Corp.                  504,095
                        Finance - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                                94,500   Reliance Communication Ventures Ltd. (f)           713,200
                        Telecommunication
                        Services - 0.3%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in India                     6,745,601
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.3%          Commercial Banks - 0.3%                 30,652   Allied Irish Banks Plc                             814,622
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Ireland                     814,622
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.3%           Communications                          76,300   ECI Telecom Ltd. (a)(f)                            629,475
                        Equipment - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.1%                   5,734   Teva Pharmaceutical Industries Ltd. (a)            195,472
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.0%                          4,906   Ectel Ltd. (a)(f)                                   21,783
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Israel                      846,730
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.9%            Commercial Banks                        48,229   Capitalia SpA                                      399,434
                        - 0.3%                                  71,617   UniCredito Italiano SpA                            593,769
                                                                                                                       -------------
                                                                                                                            993,203
                        ------------------------------------------------------------------------------------------------------------
                        Diversified                            212,824   Telecom Italia SpA (RNC)                           512,231
                        Telecommunication
                        Services - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    2,750   ENI SpA (a)                                        163,653
                        Fuels - 0.4%                            32,191   ENI SpA                                            952,983
                                                                                                                       -------------
                                                                                                                          1,116,636
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Italy                     2,622,070
------------------------------------------------------------------------------------------------------------------------------------
Japan - 7.9%            Auto Components - 0.1%                   9,500   Toyota Industries Corp.                            403,125
                        ------------------------------------------------------------------------------------------------------------
                        Automobiles - 0.4%                       5,400   Honda Motor Co., Ltd.                              181,578
                                                                35,000   Suzuki Motor Corp.                                 889,341
                                                                                                                       -------------
                                                                                                                          1,070,919
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 0.3%                        29,018   Coca-Cola West Holdings Co. Ltd.                   580,040
                                                                 7,000   Hokkaido Coca-Cola Bottling Co., Ltd.               44,408
                                                                23,000   Mikuni Coca-Cola Bottling Co., Ltd.                242,926
                                                                                                                       -------------
                                                                                                                            867,374
                        ------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.2%                  23,500   Nomura Holdings, Inc.                              414,009
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.4%                         9,300   Shin-Etsu Chemical Co., Ltd.                  $    593,927
                                                                65,000   Sumitomo Chemical Co., Ltd.                        485,580
                                                                                                                       -------------
                                                                                                                          1,079,507
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks                        48,997   The Bank of Fukuoka Ltd.                           359,805
                        - 0.7%                                  35,833   The Bank of Yokohama Ltd.                          282,257
                                                                    25   Mitsubishi UFJ Financial Group, Inc.               321,857
                                                                53,900   Shinsei Bank Ltd.                                  328,700
                                                                    80   Sumitomo Mitsui Financial Group, Inc.              840,215
                                                                                                                       -------------
                                                                                                                          2,132,834
                        ------------------------------------------------------------------------------------------------------------
                        Construction &                          23,000   Asahi Glass Co., Ltd.                              283,835
                        Engineering - 0.4%                      25,500   JGC Corp.                                          426,350
                                                                68,000   Okumura Corp.                                      373,794
                                                                                                                       -------------
                                                                                                                          1,083,979
                        ------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 0.1%                  9,600   Credit Saison Co., Ltd.                            404,929
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial                      860   NCB Holdings Ltd.                                  146,200
                        Services - 0.4%                         39,800   RHJ International (f)                              743,647
                                                                18,600   RHJ International (a)(e)(f)                        347,534
                                                                                                                       -------------
                                                                                                                          1,237,381
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%               17,400   Chubu Electric Power Co., Inc.                     452,446
                                                                 6,900   Hokuriku Electric Power                            144,353
                                                                                                                       -------------
                                                                                                                            596,799
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment                     8,000   Murata Manufacturing Co., Ltd.                     555,626
                        & Instruments - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples                           4,500   Ministop Co., Ltd.                                  76,420
                        Retailing - 0.2%                        18,500   Seven & I Holdings Co. Ltd.                        595,435
                                                                                                                       -------------
                                                                                                                            671,855
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                    28,000   Ajinomoto Co., Inc.                                301,664
                                                                 6,000   House Foods Corp.                                   99,098
                                                                                                                       -------------
                                                                                                                            400,762
                        ------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.2%                   116,000   Tokyo Gas Co., Ltd.                                581,646
                        ------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.0%                3,800   Rinnai Corp.                                       108,788
                        ------------------------------------------------------------------------------------------------------------
                        Household Products - 0.0%               10,200   Rohto Pharmaceutical Co., Ltd.                     108,510
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 1.8%                       130,000   Aioi Insurance Co., Ltd.                           895,185
                                                                    95   Millea Holdings, Inc.                            1,657,562
                                                               128,000   Mitsui Sumitomo Insurance Co., Ltd.              1,601,287
                                                               116,700   Nipponkoa Insurance Co., Ltd.                      931,109
                                                                                                                       -------------
                                                                                                                          5,085,143
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.2%                         1,400   Fanuc Ltd.                                         109,330
                                                                56,300   Kubota Corp.                                       462,550
                                                                                                                       -------------
                                                                                                                            571,880
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.2%                            22,200   Toho Co., Ltd.                                     451,277
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.3%               14,250   Canon, Inc.                                   $    743,489
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals                         19,400   Shionogi & Co., Ltd.                               356,566
                        - 0.6%                                  16,000   Takeda Pharmaceutical Co., Ltd.                    998,772
                                                                21,000   Tanabe Seiyaku Co., Ltd.                           263,245
                                                                                                                       -------------
                                                                                                                          1,618,583
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate                                101   Marco Polo Investment Holdings Ltd.                258,210
                        Management &                                48   NTT Urban Development Co.                          383,789
                        Development - 0.2%                                                                             -------------
                                                                                                                            641,999
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.1%                          52   East Japan Railway Co.                             363,800
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.1%                              95   Japan Tobacco, Inc.                                369,330
                        ------------------------------------------------------------------------------------------------------------
                        Trading Companies &                     30,000   Mitsubishi Corp.                                   564,096
                        Distributors - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                                   515   NTT DoCoMo, Inc.                                   793,885
                        Telecommunication
                        Services - 0.3%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Japan                    22,921,525
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.6%         Diversified                             55,000   Telekom Malaysia Bhd                               136,456
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%              223,487   Tenaga Nasional Bhd                                587,805
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                    94,300   IOI Corp. Bhd                                      414,225
                        ------------------------------------------------------------------------------------------------------------
                        Independent Power                       19,000   Malakoff Bhd                                        50,488
                        Producers & Energy
                        Traders - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.1%                          20,000   British American Tobacco Malaysia Bhd              231,833
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                          76,400   PLUS Expressways Bhd                                58,004
                        Infrastructure - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                                95,000   Maxis Communications Bhd                           229,257
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Malaysia                  1,708,068
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%           Beverages - 0.1%                         3,900   Fomento Economico Mexicano, SA de CV (a)           378,066
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.2%                            29,200   Grupo Televisa, SA (a)                             620,792
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Mexico                      998,858
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.4%      Diversified Financial                   19,884   ING Groep NV CVA                                   873,776
                        Services - 0.3%
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                     8,600   Koninklijke Wessanen NV CVA                        118,963
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.1%                   8,485   Mittal Steel Co. NV                                295,796
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the Netherlands           1,288,535
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%      Diversified                             46,000   Telecom Corp. of New Zealand Ltd.                  130,645
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%               22,700   Contact Energy Ltd.                                105,969
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in New Zealand                 236,614
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.2%           Diversified                              6,700   Telenor ASA                                         87,468
                        Telecommunication
                        Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   19,854   Statoil ASA                                        469,803
                        Fuels - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Norway                      557,271
------------------------------------------------------------------------------------------------------------------------------------
Peru - 0.0%             Metals & Mining - 0.0%                   1,000   Southern Copper Corp.                               92,500
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Peru                         92,500
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%        Commercial Banks - 0.1%                 54,400   Oversea-Chinese Banking Corp.                      224,609
                        ------------------------------------------------------------------------------------------------------------
                        Diversified                            416,200   Singapore Telecommunications Ltd.                  640,146
                        Telecommunication
                        Services - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Providers                  150,000   Parkway Holdings Ltd.                              264,750
                        & Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Industrial                             147,500   Fraser and Neave Ltd.                         $    384,928
                        Conglomerates - 0.3%                    64,000   Keppel Corp. Ltd.                                  597,075
                                                                                                                       -------------
                                                                                                                            982,003
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate                            167,400   CapitaLand Ltd.                                    532,886
                        Management &                           108,000   Keppel Land Ltd.                                   337,670
                        Development - 0.3%                                                                             -------------
                                                                                                                            870,556
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                               216,000   MobileOne Ltd.                                     287,292
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Singapore                 3,269,356
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.1%     Metals & Mining - 0.1%                  10,600   Gold Fields Ltd. (a)                               189,104
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    3,600   Sasol Ltd.                                         118,638
                        Fuels - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in South Africa                307,742
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.1%      Chemicals - 0.1%                        11,900   Samsung Fine Chemicals Co., Ltd.                   347,633
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks                         8,600   Daegu Bank                                         144,015
                        - 0.2%                                   3,300   Hana Financial Group, Inc.                         150,967
                                                                 1,800   Kookmin Bank                                       141,870
                                                                11,200   Pusan Bank                                         138,447
                                                                                                                       -------------
                                                                                                                            575,299
                        ------------------------------------------------------------------------------------------------------------
                        Diversified                             42,000   KT Corp. (a)                                       901,740
                        Telecommunication
                        Services - 0.3%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%               13,500   Korea Electric Power Corp.                         525,594
                        ------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.1%              6,400   LS Cable Ltd.                                      236,661
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment                     9,000   Fine DNC Co., Ltd.                                  49,540
                        & Instruments - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                     3,900   CJ Corp.                                           430,586
                                                                   400   Nong Shim Co., Ltd.                                114,105
                                                                                                                       -------------
                                                                                                                            544,691
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                         6,300   Dongbu Insurance Co., Ltd.                         149,097
                                                                24,300   Korean Reinsurance Co.                             300,380
                                                                24,900   Meritz Fire & Marine Insurance Co. Ltd.            163,895
                                                                                                                       -------------
                                                                                                                            613,372
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.4%                  16,000   POSCO (a)                                        1,038,880
                        ------------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.0%                  3,500   Lotte Shopping Co. (a)(e)(f)                        61,939
                        ------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel &                      4,500   Cheil Industries, Inc.                             195,166
                        Luxury Goods - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.2%                          10,800   KT&G Corp.                                         656,101
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                                 1,300   SK Telecom Co., Ltd.                               276,756
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in South Korea               6,023,372
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.2%            Commercial Banks - 0.2%                 23,673   Banco Bilbao Vizcaya Argentaria SA                 547,278
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                           8,500   Cintra Concesiones de Infraestructuras
                        Infrastructure - 0.0%                            de Transporte SA                                   119,626
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Spain                       666,904
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.5%           Commercial Banks - 0.2%                 15,667   Svenska Handelsbanken Class A                      423,285
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial                   32,926   Investor AB                                   $    685,158
                        Services - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Diversified                             65,314   TeliaSonera AB                                     418,877
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Sweden                    1,527,320
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.9%      Capital Markets                         11,124   Credit Suisse Group                                641,829
                        - 0.5%                                  12,777   UBS AG                                             762,167
                                                                                                                       -------------
                                                                                                                          1,403,996
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                     1,930   Nestle SA Registered Shares                        671,063
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                         7,048   Swiss Reinsurance Registered Shares                537,895
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Switzerland               2,612,954
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.7%           Commercial Banks                       264,300   Chinatrust Financial Holding Co.                   197,242
                        - 0.1%                                 289,730   SinoPac Financial Holdings Co., Ltd.               138,311
                                                               228,908   Taishin Financial Holdings Co., Ltd.               115,846
                                                                                                                       -------------
                                                                                                                            451,399
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial                  199,000   Fubon Financial Holding Co. Ltd.                   165,044
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Diversified                             71,220   Chunghwa Telecom Co Ltd.                           118,135
                        Telecommunication                       36,270   Chunghwa Telecom Co. Ltd. (a)                      627,834
                        Services - 0.3%                                                                                -------------
                                                                                                                            745,969
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment                   147,332   Delta Electronics, Inc.                            422,888
                        & Instruments - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                       150,413   Cathay Financial Holding Co., Ltd.                 301,303
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Taiwan                    2,086,603
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.8%         Commercial Banks - 0.2%                301,000   Siam Commercial Bank PCL Foreign Shares            480,511
                        ------------------------------------------------------------------------------------------------------------
                        Construction                            62,000   Siam Cement PCL Foreign Shares                     422,296
                        Materials - 0.2%                        17,000   Siam City Cement PCL Foreign Shares                105,840
                                                                                                                       -------------
                                                                                                                            528,136
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment                   223,000   Hana Microelectronics PCL                          164,647
                        & Instruments - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                    87,000   Thai Union Frozen Products PCL
                                                                         Foreign Shares                                      55,554
                        ------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.0%              565,000   Land and Houses PCL Foreign Shares                 111,993
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                  108,000   PTT Exploration & Production PCL                   304,590
                        Fuels - 0.3%                            90,000   PTT PCL                                            517,228
                                                                                                                       -------------
                                                                                                                            821,818
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                          99,000   Bangkok Expressway PCL Foreign Shares               54,788
                        Infrastructure - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Thailand                  2,217,447
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 4.0%   Aerospace & Defense - 0.2%              76,715   BAE Systems Plc                                    566,388
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 0.2%                         6,200   Diageo Plc (a)                                     440,448
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks                        77,649   Barclays Plc                                       977,593
                        - 1.1%                                  57,782   HBOS Plc                                         1,140,853
                                                                63,835   HSBC Holdings Plc                                1,161,991
                                                                                                                       -------------
                                                                                                                          3,280,437
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                    13,400   Cadbury Schweppes Plc                              573,118
                                                                16,300   RHM Plc                                             84,720
                                                                                                                       -------------
                                                                                                                            657,838
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                        54,888   Aviva Plc                                     $    802,789
                                                                53,338   Prudential Plc                                     661,058
                                                                                                                       -------------
                                                                                                                          1,463,847
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.1%                             7,632   NTL, Inc.                                          194,082
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    2,000   BP Plc (a)                                         131,160
                        Fuels - 0.7%                            56,082   BP Plc                                             609,689
                                                                 5,300   Royal Dutch Shell Plc (a)                          350,330
                                                                29,483   Royal Dutch Shell Plc Class B                      998,462
                                                                                                                       -------------
                                                                                                                          2,089,641
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.1%                   5,300   GlaxoSmithKline Plc                                140,779
                        ------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.1%                 67,880   Kesa Electricals Plc                               413,037
                        ------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel &                     84,040   Guinness Peat Group Plc                            131,687
                        Luxury Goods - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                               690,698   Vodafone Group Plc                               1,577,245
                        Telecommunication                       23,712   Vodafone Group Plc (a)                             542,056
                        Services - 0.7%                                                                                -------------
                                                                                                                          2,119,301
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United Kingdom       11,497,485
------------------------------------------------------------------------------------------------------------------------------------
United States - 20.3%   Aerospace & Defense                        100   Boeing Co.                                           7,885
                        - 0.0%                                   1,800   General Dynamics Corp.                             129,006
                                                                                                                       -------------
                                                                                                                            136,891
                        ------------------------------------------------------------------------------------------------------------
                        Air Freight &                              800   FedEx Corp.                                         86,944
                        Logistics - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                            200   AMR Corp. (f)                                        4,628
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 0.3%                         8,400   The Coca-Cola Co.                                  375,312
                                                                 6,100   Constellation Brands, Inc. Class A (f)             175,558
                                                                 2,900   Molson Coors Brewing Co. Class B                   199,810
                                                                                                                       -------------
                                                                                                                            750,680
                        ------------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                       900   Amgen, Inc. (f)                                     64,377
                        ------------------------------------------------------------------------------------------------------------
                        Capital Markets                            200   Ameriprise Financial, Inc.                           9,380
                        - 0.5%                                   8,000   The Bank of New York Co., Inc.                     282,080
                                                                   100   The Bear Stearns Cos., Inc.                         14,010
                                                                   100   Goldman Sachs Group, Inc.                           16,917
                                                                18,500   Knight Capital Group, Inc. Class A (f)             336,700
                                                                   800   Lehman Brothers Holdings, Inc.                      59,088
                                                                   700   Mellon Financial Corp.                              27,370
                                                                 8,500   Morgan Stanley                                     619,735
                                                                                                                       -------------
                                                                                                                          1,365,280
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.1%                         3,850   E.I. du Pont de Nemours & Co.                      164,934
                                                                 1,310   Tronox, Inc. Class B                                16,729
                                                                                                                       -------------
                                                                                                                            181,663
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.4%                  6,450   Fifth Third Bancorp                                245,616

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                 4,700   Wachovia Corp.                                $    262,260
                                                                15,300   Wells Fargo & Co.                                  553,554
                                                                                                                       -------------
                                                                                                                          1,061,430
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 0.0%      300   Waste Management, Inc.                              11,004
                        ------------------------------------------------------------------------------------------------------------
                        Communications                          57,000   3Com Corp. (f)                                     251,370
                        Equipment - 1.0%                        65,500   Cisco Systems, Inc. (f)                          1,506,500
                                                                 2,700   Comverse Technology, Inc. (f)                       57,888
                                                                14,300   Extreme Networks, Inc. (f)                          51,909
                                                                37,900   JDS Uniphase Corp. (f)                              83,001
                                                                40,500   Motorola, Inc.                                   1,012,500
                                                                 5,100   Tellabs, Inc. (f)                                   55,896
                                                                                                                       -------------
                                                                                                                          3,019,064
                        ------------------------------------------------------------------------------------------------------------
                        Computers &                              8,971   Hewlett-Packard Co.                                329,146
                        Peripherals - 0.7%                       9,000   International Business Machines Corp.              737,460
                                                                 9,500   Lexmark International, Inc. Class A (f)            547,770
                                                                   400   Seagate Technology                                   9,236
                                                                56,450   Sun Microsystems, Inc. (f)                         280,556
                                                                                                                       -------------
                                                                                                                          1,904,168
                        ------------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 0.6%        2,600   Chicago Bridge & Iron Co. NV                        62,556
                                                                42,006   Foster Wheeler Ltd. (f)                          1,621,012
                                                                11,000   Quanta Services, Inc. (f)                          185,460
                                                                                                                       -------------
                                                                                                                          1,869,028
                        ------------------------------------------------------------------------------------------------------------
                        Containers &                            10,600   Crown Holdings, Inc. (f)                           197,160
                        Packaging - 0.1%                         9,800   Smurfit-Stone Container Corp. (f)                  109,760
                                                                                                                       -------------
                                                                                                                            306,920
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Consumer                    13,200   Career Education Corp. (f)                         297,000
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial                   12,719   Bank of America Corp.                              681,357
                        Services - 0.7%                            200   CIT Group, Inc.                                      9,726
                                                                23,200   Citigroup, Inc.                                  1,152,344
                                                                 3,100   JPMorgan Chase & Co.                               145,576
                                                                   400   Leucadia National Corp.                             10,468
                                                                                                                       -------------
                                                                                                                          1,999,471
                        ------------------------------------------------------------------------------------------------------------
                        Diversified                             16,200   AT&T, Inc.                                         527,472
                        Telecommunication                        5,300   BellSouth Corp.                                    226,575
                        Services - 0.7%                          5,900   Cincinnati Bell, Inc. (f)                           28,438
                                                                 1,212   Embarq Corp.                                        58,624
                                                                 1,100   Qwest Communications International Inc. (f)          9,592
                                                                27,000   Verizon Communications, Inc.                     1,002,510
                                                                 5,571   Windstream Corp.                                    73,481
                                                                                                                       -------------
                                                                                                                          1,926,692
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities                       9,800   Mirant Corp. (f)                              $    267,638
                        - 0.2%                                  10,700   PPL Corp.                                          352,030
                                                                                                                       -------------
                                                                                                                            619,668
                        ------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.0%                100   Rockwell Automation, Inc.                            5,810
                        ------------------------------------------------------------------------------------------------------------
                        Energy Equipment &                       1,000   Baker Hughes, Inc.                                  68,200
                        Services - 0.7%                          4,400   ENSCO International, Inc.                          192,852
                                                                 7,914   GlobalSantaFe Corp.                                395,621
                                                                 5,850   Halliburton Co.                                    166,433
                                                                13,700   Key Energy Services, Inc. (f)                      186,320
                                                                 2,300   National Oilwell Varco, Inc. (f)                   134,665
                                                                 7,950   Schlumberger Ltd.                                  493,138
                                                                 1,475   Tidewater, Inc.                                     65,180
                                                                 1,650   Transocean, Inc. (f)                               120,830
                                                                 2,900   Weatherford International Ltd. (f)                 120,988
                                                                                                                       -------------
                                                                                                                          1,944,227
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples                           6,900   CVS Corp.                                          221,628
                        Retailing - 0.3%                         3,172   SUPERVALU Inc.                                      94,050
                                                                 7,300   Senomyx, Inc. (f)                                  112,201
                                                                 2,900   Wal-Mart Stores, Inc.                              143,028
                                                                 3,500   Walgreen Co.                                       155,365
                                                                                                                       -------------
                                                                                                                            726,272
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                       200   Archer-Daniels-Midland Co.                           7,576
                                                                 8,200   ConAgra Foods, Inc.                                200,736
                                                                 6,100   Sara Lee Corp.                                      98,027
                                                                                                                       -------------
                                                                                                                            306,339
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Equipment                    5,600   Bausch & Lomb, Inc.                                280,728
                        & Supplies - 0.2%                        4,500   Baxter International, Inc.                         204,570
                                                                 4,700   Boston Scientific Corp. (f)                         69,513
                                                                                                                       -------------
                                                                                                                            554,811
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Providers                    5,600   Aetna, Inc.                                        221,480
                        & Services - 0.7%                        2,300   AmerisourceBergen Corp.                            103,960
                                                                   100   Cardinal Health, Inc.                                6,574
                                                                 1,200   Cigna Corp.                                        139,584
                                                                 3,700   HCA, Inc.                                          184,593
                                                                 1,600   Health Management Associates, Inc. Class A          33,440
                                                                19,100   HealthSouth Corp. (f)                               94,545
                                                                 3,000   Humana, Inc. (f)                                   198,270
                                                                 3,800   Manor Care, Inc.                                   198,664
                                                                 3,100   Medco Health Solutions, Inc. (f)                   186,341
                                                                16,100   Tenet Healthcare Corp. (f)                         131,054

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2,750   Triad Hospitals, Inc. (f)                     $    121,083
                                                                 4,900   UnitedHealth Group, Inc.                           241,080
                                                                 3,100   WellPoint, Inc. (f)                                238,855
                                                                                                                       -------------
                                                                                                                          2,099,523
                        ------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                      200   Darden Restaurants, Inc.                             8,494
                        Leisure - 0.6%                          24,700   McDonald's Corp.                                   966,264
                                                                 8,400   Panera Bread Co. Class A (f)                       489,300
                                                                   200   Starbucks Corp. (f)                                  6,810
                                                                 3,300   Wendy's International, Inc.                        221,100
                                                                                                                       -------------
                                                                                                                          1,691,968
                        ------------------------------------------------------------------------------------------------------------
                        Household Products - 0.1%               3,200   The Procter & Gamble Co.                            198,336
                        ------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                         300   Accenture Ltd. Class A                               9,513
                        ------------------------------------------------------------------------------------------------------------
                        Independent Power                        9,800   The AES Corp. (f)                                  199,822
                        Producers & Energy                      14,900   Dynegy, Inc. Class A (f)                            82,546
                        Traders - 0.2%                           4,700   TXU Corp.                                          293,844
                                                                                                                       -------------
                                                                                                                            576,212
                        ------------------------------------------------------------------------------------------------------------
                        Industrial                              62,100   General Electric Co.                             2,192,130
                        Conglomerates - 1.2%                    13,950   McDermott International, Inc. (f)                  583,110
                                                                   100   Textron, Inc.                                        8,750
                                                                28,832   Tyco International Ltd.                            807,008
                                                                                                                       -------------
                                                                                                                          3,590,998
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 2.6%                        11,900   ACE Ltd.                                           651,287
                                                                 6,200   The Allstate Corp.                                 388,926
                                                                33,700   American International Group, Inc.               2,232,962
                                                                 3,900   Assurant, Inc.                                     208,299
                                                                 2,400   Bristol West Holdings, Inc.                         34,920
                                                                   200   Chubb Corp.                                         10,392
                                                                 2,100   Darwin Professional Underwriters, Inc. (f)          46,641
                                                                16,600   Endurance Specialty Holdings Ltd.                  585,316
                                                                 1,400   Everest Re Group Ltd.                              136,542
                                                                 3,300   Hartford Financial Services Group, Inc.            286,275
                                                                10,900   IPC Holdings, Ltd.                                 331,578
                                                                   200   Lincoln National Corp.                              12,416
                                                                 4,200   Marsh & McLennan Cos., Inc.                        118,230
                                                                11,900   Platinum Underwriters Holdings Ltd.                366,877
                                                                 2,000   Prudential Financial, Inc.                         152,500
                                                                 6,400   RenaissanceRe Holdings Ltd.                        355,840
                                                                13,722   The St. Paul Travelers Cos., Inc.                  643,425
                                                                   200   W.R. Berkley Corp.                                   7,078
                                                                15,700   XL Capital Ltd. Class A                          1,078,590
                                                                                                                       -------------
                                                                                                                          7,648,094
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                        Internet & Catalog                       2,800   Liberty Media Holding Corp. -
                        Retail - 0.0%                                    Interactive (f)                               $     57,064
                        ------------------------------------------------------------------------------------------------------------
                        Internet Software &                      9,400   eBay, Inc. (f)                                     266,584
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                      8,300   Mattel, Inc.                                       163,510
                        Products - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Life Sciences Tools &                    2,300   Waters Corp. (f)                                   104,144
                        Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.0%                           100   Cummins, Inc.                                       11,923
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.4%                             4,627   CBS Corp. Class B                                  130,343
                                                                14,945   Comcast Corp. Class A (f)                          550,723
                                                                 1,080   Discovery Holding Co. (f)                           15,617
                                                                 1,558   Liberty Global, Inc. (f)                            40,103
                                                                 1,586   Liberty Global, Inc. Series C (f)                   39,745
                                                                   600   Liberty Media Holding Corp. - Capital (f)           50,142
                                                                   200   The McGraw-Hill Cos., Inc.                          11,606
                                                                 8,800   Time Warner, Inc.                                  160,424
                                                                 3,727   Viacom, Inc. Class B (f)                           138,570
                                                                   200   Walt Disney Co.                                      6,182
                                                                                                                       -------------
                                                                                                                          1,143,455
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining                         21,900   Alcoa, Inc.                                        614,076
                        - 0.4%                                     100   Allegheny Technologies, Inc.                         6,219
                                                                 4,700   Freeport-McMoRan Copper & Gold, Inc.
                                                                         Class B                                            250,322
                                                                 4,700   Newmont Mining Corp.                               200,924
                                                                   200   Nucor Corp.                                          9,898
                                                                                                                       -------------
                                                                                                                          1,081,439
                        ------------------------------------------------------------------------------------------------------------
                        Multi-Utilities                          8,500   CMS Energy Corp. (f)                               122,740
                        - 0.0%                                     200   PG&E Corp.                                           8,330
                                                                                                                       -------------
                                                                                                                            131,070
                        ------------------------------------------------------------------------------------------------------------
                        Multiline Retail                           100   JC Penney Co., Inc.                                  6,839
                        - 0.0%                                     200   Nordstrom, Inc.                                      8,460
                                                                   100   Sears Holdings Corp. (f)                            15,809
                                                                                                                       -------------
                                                                                                                             31,108
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                    1,200   Alon USA Energy, Inc.                               35,388
                        Fuels - 2.4%                            11,126   Chevron Corp.                                      721,632
                                                                 9,358   ConocoPhillips                                     557,082
                                                                 2,300   Consol Energy, Inc.                                 72,979
                                                                 2,374   Devon Energy Corp.                                 149,918
                                                                98,100   El Paso Corp.                                    1,338,084
                                                                31,843   Exxon Mobil Corp.                                2,136,665
                                                                 4,500   Foundation Coal Holdings, Inc.                     145,665
                                                                 3,900   Hess Corp.                                         161,538
                                                                 3,400   Marathon Oil Corp.                                 261,460
                                                                 4,800   Murphy Oil Corp.                                   228,240

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2,550   Noble Energy, Inc.                            $    116,255
                                                                 8,800   Occidental Petroleum Corp.                         423,368
                                                                 4,700   Pogo Producing Co.                                 192,465
                                                                 9,600   Rosetta Resources, Inc. (e)(f)                     164,832
                                                                 3,550   Stone Energy Corp. (f)                             143,704
                                                                   900   Williams Cos., Inc.                                 21,483
                                                                                                                       -------------
                                                                                                                          6,870,758
                        ------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.1%           7,700   International Paper Co.                            266,651
                        ------------------------------------------------------------------------------------------------------------
                        Personal Products - 0.1%                 5,200   Avon Products, Inc.                                159,432
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals                          7,400   Abbott Laboratories                                359,344
                        - 1.5%                                   5,000   Andrx Corp. (f)                                    122,150
                                                                 7,500   Bristol-Myers Squibb Co.                           186,900
                                                                 4,700   Eli Lilly & Co.                                    267,900
                                                                17,800   Johnson & Johnson                                1,155,932
                                                                11,200   Merck & Co., Inc.                                  469,280
                                                                33,750   Pfizer, Inc.                                       957,150
                                                                13,100   Schering-Plough Corp.                              289,379
                                                                13,300   Valeant Pharmaceuticals International              263,074
                                                                 1,900   Watson Pharmaceuticals, Inc. (f)                    49,723
                                                                 6,600   Wyeth                                              335,544
                                                                                                                       -------------
                                                                                                                          4,456,376
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate                              2,800   Aames Investment Corp.                              13,030
                        Investment Trusts                       33,355   Friedman Billings Ramsey Group, Inc.
                        (REITs) - 0.1%                                   Class A                                            267,841
                                                                 2,317   Ventas, Inc.                                        89,297
                                                                                                                       -------------
                                                                                                                            370,168
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.6%                      22,400   CSX Corp.                                          735,392
                                                                 8,000   Norfolk Southern Corp.                             352,400
                                                                 7,300   Union Pacific Corp.                                642,400
                                                                                                                       -------------
                                                                                                                          1,730,192
                        ------------------------------------------------------------------------------------------------------------
                        Semiconductors &                           200   Advanced Micro Devices, Inc. (f)                     4,970
                        Semiconductor                            1,786   Agere Systems, Inc. (f)                             26,665
                        Equipment - 0.2%                         7,400   Cirrus Logic, Inc. (f)                              53,946
                                                                   200   Freescale Semiconductor, Inc. Class B (f)            7,602
                                                                 6,500   Genesis Microchip, Inc. (f)                         76,505
                                                                13,400   Intel Corp.                                        275,638
                                                                   400   Micron Technology, Inc. (f)                          6,960
                                                                   300   Nvidia Corp. (f)                                     8,877
                                                                                                                       -------------
                                                                                                                            461,163
                        ------------------------------------------------------------------------------------------------------------
                        Software - 1.2%                         44,735   CA, Inc.                                         1,059,772
                                                                66,100   Microsoft Corp.                                  1,806,513

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                87,800   Novell, Inc. (f)                              $    537,336
                                                                22,400   TIBCO Software, Inc. (f)                           201,152
                                                                                                                       -------------
                                                                                                                          3,604,773
                        ------------------------------------------------------------------------------------------------------------
                        Specialty Retail                           200   Best Buy Co., Inc.                                  10,712
                        - 0.0%                                     300   Circuit City Stores, Inc.                            7,533
                                                                   200   Limited Brands                                       5,298
                                                                   200   Office Depot, Inc. (f)                               7,940
                                                                   300   Staples, Inc.                                        7,299
                                                                                                                       -------------
                                                                                                                             38,782
                        ------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel &                        762   Hanesbrands, Inc. (f)                               17,153
                        Luxury Goods - 0.0%                     31,800   Unifi, Inc. (f)                                     76,320
                                                                                                                       -------------
                                                                                                                             93,473
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                       4,425   Fannie Mae                                         247,402
                        Finance - 0.1%                           2,375   Washington Mutual, Inc.                            103,241
                                                                                                                       -------------
                                                                                                                            350,643
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.2%                           4,600   Alliance One International, Inc. (f)                18,860
                                                                 6,500   Altria Group, Inc.                                 497,575
                                                                   200   Loews Corp. - Carolina Group                        11,078
                                                                   200   Reynolds American, Inc.                             12,394
                                                                                                                       -------------
                                                                                                                            539,907
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                          29,000   Macquarie Infrastructure Co. Trust                 904,220
                        Infrastructure - 0.3%
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                                 8,000   Alltel Corp.                                       444,000
                        Telecommunication                       39,950   Sprint Nextel Corp.                                685,142
                        Services - 0.4%                                                                                -------------
                                                                                                                          1,129,142
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United States        58,922,988
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $119,203,889) - 53.4%                  155,033,881
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.0%                                               1,600   iShares MSCI South Korea Index Fund                 75,152
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Exchange-Traded Funds in South Korea          75,152
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.1%                                            26,400   Consumer Staples Select Sector SPDR Fund           670,032
                                                                26,500   Health Care Select Sector SPDR Fund                879,800
                                                                10,800   iShares Dow Jones US Telecommunications
                                                                         Sector Index Fund                                  298,512
                                                                 3,200   Telecom HOLDRs Trust                               105,728
                                                                36,100   Utilities Select Sector SPDR Fund                1,227,039
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Exchange-Traded Funds in the
                                                                         United States                                    3,181,111
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Exchange-Traded Funds
                                                                         (Cost - $3,148,659) - 1.1%                       3,256,263
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares
Country                 Industry                                  Held                        Mutual Funds                 Value
------------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.2%                                                 376,500   Vietnam Enterprise Investments Ltd. -
                                                                         C Shares (f)                                  $    380,265
                                                                42,418   Vietnam Enterprise Investments Ltd. -
                                                                         R Shares (f)                                       123,012
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Mutual Funds
                                                                         (Cost - $430,265) - 0.2%                           503,277
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%        Commercial Banks - 0.2%                 12,200   National Australia Bank Ltd., 7.875% (k)           536,922
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Preferred Stocks in Australia                536,922
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.5%    Insurance - 0.1%                         1,500   IPC Holdings, Ltd., 7.25% (k)                       43,125
                                                                 8,100   Metlife, Inc. Series B, 6.375% (k)                 240,651
                                                                 8,000   XL Capital Ltd., 6.50% (k)                         181,600
                                                                                                                       -------------
                                                                                                                            465,376
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                      190   El Paso Corp., 4.99% (e)(k)                        231,990
                        Fuels - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                           9   Fannie Mae Series 2004-1, 5.375% (k)               866,453
                        Finance - 0.3%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Preferred Stocks in the United States      1,563,819
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Preferred Stocks
                                                                         (Cost - $1,892,639) - 0.7%                       2,100,741
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%    Communications                           6,168   Lucent Technologies, Inc.
                        Equipment - 0.0%                                 (expires 12/10/2007)                                 1,172
                        ------------------------------------------------------------------------------------------------------------
                        Diversified                                302   AboveNet, Inc. (expires 9/08/2008)                   7,550
                        Telecommunication                          355   AboveNet, Inc. (expires 9/08/2010)                   3,905
                        Services - 0.0%                                                                                -------------
                                                                                                                             11,455
                        ------------------------------------------------------------------------------------------------------------
                        Paper & Forest                             475   Mandra Forestry Finance Ltd.
                        Products - 0.0%                                  (expires 5/15/2013)                                      0
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Warrants
                                                                         (Cost - $89,805) - 0.0%                             12,627
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Fixed Income Securities
                        ------------------------------------------------------------------------------------------------------------
                                                                  Face
                                                                Amount                   Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%           Commercial Banks - 0.0%    USD         100,000   Banco Nacional de Desenvolvimento
                                                                         Economico e Social, 5.873%
                                                                         due 6/16/2008 (b)                                   98,380
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                   150,000   Cosan SA Industria e Comercio,
                                                                         9% due 11/01/2009 (e)                              158,625
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corportate Bonds in Brazil                   257,005
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%           Metals & Mining - 0.0%                  30,000   Bema Gold Corp., 3.25% due 2/25/2011 (k)            33,039
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                               200,000   Rogers Wireless Communications, Inc.,
                        Telecommunication                                8.515% due 12/15/2010 (b)                          203,500
                        Services - 0.1%            CAD         100,000   Rogers Wireless Communications, Inc.,
                                                                         7.625% due 12/15/2011                               98,372
                                                                                                                       -------------
                                                                                                                            301,872
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Canada                    334,911
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.3%            Electric                   USD       1,023,822   Empresa Electrica del Norte Grande SA,
                        Utilities - 0.3%                                 5% due 11/05/2017 (n)                              925,535
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Chile                     925,535
------------------------------------------------------------------------------------------------------------------------------------
China - 0.2%            Food Products - 0.1%                   160,000   Chaoda Modern Agriculture Holdings Ltd.,
                                                                         7.75% due 2/08/2010                                154,000
                                                   HKD       1,650,000   Chaoda Modern Agriculture Holdings Ltd., 0%
                                                                         due 5/08/2011 (k)(m)                               211,484
                                                                                                                       -------------
                                                                                                                            365,484
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Face
Country                 Industry                                Amount                  Corporate Bonds                    Value
------------------------------------------------------------------------------------------------------------------------------------
                        Industrial                 USD         305,000   Beijing Enterprises Investment Ltd.,
                        Conglomerates - 0.1%                             0% due 12/21/2010 (k)(m)                      $    343,506
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in China                     708,990
------------------------------------------------------------------------------------------------------------------------------------
Europe - 1.1%           Commercial Banks           EUR       1,400,000   European Investment Bank,
                        - 1.1%                                           4% due 1/15/2007                                 1,775,132
                                                   BRL         500,000   European Investment Bank,
                                                                         0% due 5/01/2008 (m)                               187,667
                                                             1,850,425   European Investment Bank,
                                                                         0% due 9/12/2008 (e)(m)                            663,593
                                                             2,200,000   European Investment Bank,
                                                                         0% due 9/21/2010 (e)(m)                            603,811
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Europe                  3,230,203
------------------------------------------------------------------------------------------------------------------------------------
France - 0.5%           Commercial Banks - 0.5%    EUR       1,050,000   ERAP, 3.375% due 4/25/2008                       1,325,132
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.0%                         39,900   Infogrames Entertainment SA Series WW,
                                                                         4% due 4/01/2009 (k)                                37,330
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in France                  1,362,462
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.3%          Commercial Banks                     1,050,000   KfW - Kreditanstalt fuer Wiederaufbau,
                        - 1.3%                                           3.125% due 11/15/2006                            1,329,284
                                                   GBP         250,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                         5.375% due 12/07/2007                              467,977
                                                               250,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                         4.50% due 12/07/2008                               461,047
                                                   EUR         750,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                         4.25% due 7/04/2014                                979,560
                                                   JPY      50,000,000   Norddeutsche Landesbank Girozentrale,
                                                                         0.45% due 1/19/2009                                421,386
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Germany                 3,659,254
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.2%        Industrial                 USD         250,000   Hutchison Whampoa International 03/33 Ltd.,
                        Conglomerates - 0.1%                             5.45% due 11/24/2010                               250,267

                        ------------------------------------------------------------------------------------------------------------
                        Real Estate                            200,000   Hongkong Land CB 2005 Ltd.,
                        Management &                                     2.75% due 12/21/2012 (k)                           227,000
                        Development - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Trading Companies                       60,000   Noble Group Ltd., 0.90% due 4/20/2009 (k)           58,500
                        & Distributors - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Hong Kong                 535,767
------------------------------------------------------------------------------------------------------------------------------------
India - 0.2%            Automobiles - 0.1%                     120,000   Tata Motors Ltd., 1% due 4/27/2011 (k)             142,200
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining                        100,000   Gujarat NRE Coke Ltd.,
                        - 0.0%                                           0% due 4/12/2011 (k)(m)                             86,500
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                     200,000   Housing Development Finance Corp.,
                        Finance - 0.1%                                   0% due 9/27/2010 (k)(m)                            242,963
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in India                     471,663
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%            Commercial Banks           JPY      32,000,000   The Bank of Kyoto Ltd. Series 1,
                        - 0.4%                                           1.90% due 9/30/2009 (k)                            509,372
                                                            75,000,000   International Bank for Reconstruction
                                                                         & Development Series 670, 2% due 2/18/2008         646,835
                                                             6,000,000   The Mie Bank Ltd., 1% due 10/31/2011 (k)            59,967
                                                                                                                       -------------
                                                                                                                          1,216,174
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                    10,000,000   ASIF II, 1.20% due 3/20/2008                        85,132
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Japan                   1,301,306
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.3%         Diversified Financial      USD         300,000   Feringghi Capital Ltd.,
                        Services - 0.2%                                  0% due 12/22/2009 (k)(m)                           312,000
                                                   MYR         825,000   Johor Corp., 1% due 7/31/2009                      250,542
                                                                                                                       -------------
                                                                                                                            562,542
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%       USD          50,000   IOI Investment Bhd, 0% due 9/18/2009 (k)(m)         74,545
                        ------------------------------------------------------------------------------------------------------------
                        Multi-Utilities                        200,000   YTL Power Finance Cayman Ltd.,
                        - 0.1%                                           0% due 5/09/2010 (k)(m)                            208,500
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Malaysia                  845,587
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.1%           Household Durables                     215,000   Vitro Envases Norteamerica SA de CV,
                        - 0.1%                                           11.03% due 7/23/2011 (e)                           228,975
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Mexico                    228,975
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Face
Country                 Industry                                Amount                  Corporate Bonds                    Value
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.3%      Semiconductors &           USD          30,000   ASM International NV, 4.25%
                        Semiconductor                                    due 12/06/2011 (k)                            $     31,736
                        Equipment - 0.3%                       100,000   ASM International NV, 4.25%
                                                                         due 12/06/2011 (e)(k)                              105,250
                                                   EUR         550,000   Infineon Technologies Holding BV,
                                                                         4.25% due 2/06/2007 (k)                            696,714
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in the Netherlands           833,700
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%      Wireless                   USD         350,000   LG Telecom Ltd., 8.25% due 7/15/2009 (e)           367,500
                        Telecommunication
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in South Korea               367,500
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%           Diversified Financial      TRY         503,625   Svensk Exportkredit AB,
                        Services - 0.1%                                  10.50% due 9/29/2015                               263,050
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Sweden                    263,050
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.1%           Construction               USD         250,000   Taiwan Cement Corp., 0%
                        Materials - 0.1%                                 due 3/03/2009 (k)(m)                               323,281
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                        20,000   Shin Kong Financial Holding Co. Ltd.,
                                                                         0% due 6/17/2009 (k)(m)                             21,550
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in Taiwan                    344,831
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.1%   Commercial Banks           GBP          90,000   International Bank for Reconstruction &
                        - 0.1%                                           Development, 7.125% due 7/30/2007                  171,089
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in the United Kingdom        171,089
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.7%    Aerospace & Defense        USD          90,000   GenCorp, Inc., 5.75% due 4/15/2007 (k)              91,800
                        - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                        136,210   Northwest Airlines, Inc. Series 1999-3-B,
                                                                         9.485% due 10/01/2016 (h)                           29,966
                        ------------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                    60,000   Cell Genesys, Inc., 3.125%
                                                                         due 11/01/2011 (k)                                  48,000
                                                                80,000   Nabi Biopharmaceuticals, 2.875%
                                                                         due 4/15/2025 (k)                                   71,400
                                                                                                                       -------------
                                                                                                                            119,400
                        ------------------------------------------------------------------------------------------------------------
                        Communications                         155,000   Lucent Technologies, Inc.,
                        Equipment - 0.1%                                 8% due 8/01/2031 (k)                               155,581
                        ------------------------------------------------------------------------------------------------------------
                        Containers &
                        Packaging - 0.0%                       150,000   Crown Cork & Seal Co., Inc.,
                                                                         7.50% due 12/15/2096                               119,063
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial      JPY      25,000,000   General Electric Capital Corp.,
                        Services - 0.1%                                  1.40% due 11/02/2006                               211,918
                                                   USD          85,000   Triad Acquisition Corp. Series B,
                                                                         11.125% due 5/01/2013                               78,200
                                                                                                                       -------------
                                                                                                                            290,118
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Providers                  200,000   Tenet Healthcare Corp., 9.25% due 2/01/2015        192,500
                        & Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                   90,000   Uno Restaurant Corp., 10% due 2/15/2011 (e)         75,150
                        Leisure - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Independent Power          GBP          84,000   The AES Corp., 8.375% due 3/01/2011                160,045
                        Producers & Energy         USD         140,000   Calpine Corp., 8.75% due 7/15/2013 (e)(h)          141,050
                                                               490,000   Calpine Generating Co. LLC,
                                                                         9.073% due 4/01/2009 (b)                           503,475
                                                               250,000   Calpine Generating Co. LLC,
                                                                         11.073% due 4/01/2010 (b)                          263,125
                                                                                                                       -------------
                                                                                                                          1,067,695
                        ------------------------------------------------------------------------------------------------------------
                        Industrial                 JPY     119,000,000   General Electric Capital Corp.,
                        Conglomerates - 0.4%                             0% due 1/15/2010 (m)                             1,007,718
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%           USD          97,000   Fortis Insurance NV,
                                                                         7.75% due 1/26/2008 (e)(k)                         135,412
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                  125,000   McMoRan Exploration Co.,
                        Fuels - 0.1%                                     5.25% due 10/06/2011 (e)(k)                        152,969
                                                               200,000   McMoRan Exploration Co.,
                                                                         5.25% due 10/06/2011 (k)                           244,750
                                                                                                                       -------------
                                                                                                                            397,719
                        ------------------------------------------------------------------------------------------------------------
                        Paper & Forest                         475,000   Mandra Forestry, 12% due 5/15/2013 (e)(o)          384,750
                        Products - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Semiconductors &                       370,000   Conexant Systems, Inc.,
                        Semiconductor                                    4% due 2/01/2007 (k)                               365,375
                        Equipment - 0.2%                       250,000   LSI Logic Corp., 4% due 11/01/2006 (k)             248,750
                                                                                                                       -------------
                                                                                                                            614,125
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Face
Country                 Industry                                Amount                  Corporate Bonds                    Value
------------------------------------------------------------------------------------------------------------------------------------
                        Specialty Retail           USD          40,000   General Nutrition Centers, Inc.,
                        - 0.0%                                           8.625% due 1/15/2011                          $     40,900
                        ------------------------------------------------------------------------------------------------------------
                        Wireless                               350,000   Nextel Communications, Inc.,
                        Telecommunication                                5.25% due 1/15/2010 (k)                            344,313
                        Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds in the United States       5,066,210
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Corporate Bonds
                                                                         (Cost - $20,005,539) - 7.2%
                                                                                                                         20,908,038
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Floating Rate Loan Interests (l)
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.1%           Household Durables                     183,667   Vitro Envases Norteamerica SA de CV Term
                        - 0.1%                                           Loan, 11.65% due 2/24/2010                         188,718
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Floating Rate Loan Interests
                                                                         in Mexico                                          188,718
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%    Textiles, Apparel &                    206,577   Galey & Lord, Inc. Term Loan,
                        Luxury Goods - 0.0%                              10.17% due 7/31/2009 (h)                             6,197
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Floating Rate Loan Interests in
                                                                         the United States                                    6,197
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Floating Rate Loan Interests
                                                                         (Cost - $322,097) - 0.1%                           194,915
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                                               250,000   Brazilian Government International Bond,
                                                                         10.125% due 5/15/2027                              335,500
                                                   EUR       3,100,000   Bundesrepublik Deutschland,
                                                                         4% due 7/04/2016                                 4,017,999
                                                               375,000   Caisse d'Amortissement de la Dette Sociale,
                                                                         4% due 10/25/2014                                  482,087
                                                   CAD         895,000   Canadian Government Bond, 4% due 9/01/2010         805,416
                                                   HKD       6,000,000   Hong Kong Government Bond,
                                                                         4.23% due 3/21/2011                                782,455
                                                            14,150,000   Hong Kong Government Bond,
                                                                         4.57% due 6/13/2011                              1,870,375
                                                   ISK      27,000,000   Iceland Rikisbref, 7.25% due 5/17/2013             372,912
                                                   JPY      50,000,000   Italy Government International Bond,
                                                                         0.375% due 10/10/2006                              423,506
                                                   MYR       3,150,000   Malaysia Government Bond,
                                                                         3.756% due 4/28/2011                               847,154
                                                             3,250,000   Malaysia Government Bond Series 386X,
                                                                         8.60% due 12/01/2007                               930,002
                                                   EUR         475,000   Netherlands Government Bond,
                                                                         3.75% due 7/15/2014                                604,861
                                                   NZD         425,000   New Zealand Government Bond Series 216,
                                                                         4.50% due 2/14/2016                                380,819
                                                   PLN       2,250,000   Poland Government Bond, 3% due 8/24/2016           713,990
                                                   ZAR         850,000   South Africa Government Bond Series R194,
                                                                         10% due 2/28/2008                                  110,986
                                                   SEK       7,875,000   Sweden Government Bond Series 3101,
                                                                         4% due 12/01/2008                                1,321,177
                                                   EUR       1,050,000   Unedic, 3.50% due 9/18/2008                      1,326,904
                                                   GBP         425,000   United Kingdom Gilt, 4.25% due 3/07/2011           778,967
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Foreign Government Obligations
                                                                         (Cost - $16,001,840) - 5.5%                     16,105,110
------------------------------------------------------------------------------------------------------------------------------------
                                                                              U.S. Government & Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
United States - 18.7%                              USD          28,000   Fannie Mae, 5.40% due 2/01/2008                     28,124
                                                             1,275,000   Freddie Mac, 5.48% due 5/16/2008                 1,275,441
                                                             3,597,833   U.S. Treasury Inflation Indexed Bonds,
                                                                         0.875% due 4/15/2010                             3,409,368
                                                             9,020,528   U.S. Treasury Inflation Indexed Bonds,
                                                                         2.375% due 4/15/2011                             9,030,045
                                                             3,629,511   U.S. Treasury Inflation Indexed Bonds,
                                                                         1.875% due 7/15/2015 (c)                         3,625,937

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Face
Country                                                         Amount        U.S. Government & Agency Obligations         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                   USD      10,733,704   U.S. Treasury Inflation Indexed Bonds,
                                                                         2% due 1/15/2016                              $ 10,275,949
                                                             5,309,367   U.S. Treasury Inflation Indexed Bonds,
                                                                         2.50% due 7/15/2016                              5,415,554
                                                             2,500,000   U.S. Treasury Notes, 3.625% due 4/30/2007        2,480,273
                                                               500,000   U.S. Treasury Notes, 3.50% due 5/31/2007           495,156
                                                               675,000   U.S. Treasury Notes, 4.375% due 12/31/2007         671,019
                                                               650,000   U.S. Treasury Notes, 4.875% due 4/30/2008          650,939
                                                               500,000   U.S. Treasury Notes, 4% due 6/15/2009              492,188
                                                             1,500,000   U.S. Treasury Notes, 4.75% due 3/31/2011         1,509,200
                                                             4,800,000   U.S. Treasury Notes, 4.875% due 5/31/2011        4,855,123
                                                             3,300,000   U.S. Treasury Notes, 4.25% due 11/15/2014        3,218,272
                                                             2,450,000   U.S. Treasury Notes, 4.50% due 11/15/2015        2,426,264
                                                             2,600,000   U.S. Treasury Notes, 5.125% due 5/15/2016        2,697,094
                                                             1,800,000   U.S. Treasury Notes, 4.875% due 8/15/2016        1,834,031
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total U.S. Government & Agency Obligations
                                                                         (Cost - $53,665,359) - 18.7%                    54,389,977
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Structured Notes
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.9%                                      BRL       4,989,302   JPMorgan Chase Bank Structured Notes
                                                                         (NTN - B Linked Notes), 6% due 8/15/2010         2,068,136
                                                             1,108,182   JPMorgan Chase Bank Structured Notes
                                                                         (NTN - B Linked Notes), 6% due 8/17/2010           459,357
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in Brazil                 2,527,493
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.4%                                     USD       1,250,000   Goldman Sachs & Co. (DAX Linked Notes),
                                                                         0.01% due 10/19/2007                             1,248,616
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in Germany                1,248,616
------------------------------------------------------------------------------------------------------------------------------------
Japan - 2.6%                                                 1,300,000   Goldman Sachs & Co. (TOPIX Linked Notes),
                                                                         0% due 7/30/2007                                 1,476,801
                                                             1,300,000   Goldman Sachs & Co. (TOPIX Linked Notes),
                                                                         0% due 8/03/2007                                 1,439,385
                                                             2,800,000   Goldman Sachs & Co., (TOPIX Linked Notes),
                                                                         0.001% due 1/28/2008                             2,675,966
                                                             1,000,000   Goldman Sachs & Co. (TOPIX Linked Notes),
                                                                         0% due 2/16/2008                                   927,363
                                                             1,081,000   Goldman Sachs & Co. (TOPIX Linked Notes),
                                                                         Series B, 0% due 1/31/2007                       1,125,092
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in Japan                  7,644,607
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.2%                                                  600,000   UBS AG (Gold Linked Notes),
                                                                         0% due 12/01/2010                                  605,700
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in Taiwan                   605,700
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.9%                                         5,622,000   Morgan Stanley, 0.001% due 3/05/2008             5,403,304
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes in the United States      5,403,304
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Structured Notes
                                                                         (Cost - $17,520,304) - 6.0%                     17,429,720
------------------------------------------------------------------------------------------------------------------------------------
                                                            Beneficial
                        Industry                             Interests                    Other Interests (i)
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%    Diversified                USD         500,000   AboveNet, Inc. (Litigation Trust
                        Telecommunication                                Certificates)                                            0
                        Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Other Interests (Cost - $0) - 0.0%                 0
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Face
                                                                Amount              Short-Term Securities                  Value
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.2%           Time Deposits - 0.2%       CAD         335,511   CAD Time Deposit, 4.25% due 10/02/2006        $    300,732
                                                               335,902   CAD Time Deposit, 4.25% due 10/13/2006             301,082
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Canada              601,814
------------------------------------------------------------------------------------------------------------------------------------
Europe - 2.5%           Time Deposits - 2.5%       EUR         431,000   Euro Time Deposit, 3.03% due 10/06/2006            545,971
                                                             1,037,635   Euro Time Deposit, 3.08% due 10/13/2006          1,314,427
                                                             1,665,006   Euro Time Deposit, 3.16% due 11/03/2006          2,109,151
                                                             2,592,936   Euro Time Deposit, 3.18% due 11/10/2006          3,284,609
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Europe            7,254,158
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%            Time Deposits - 0.4%       JPY     134,806,552   JPY Time Deposit, 0.28% due 10/02/2006           1,141,800
                                                            15,817,037   JPY Time Deposit, 0.28% due 10/13/2006             133,969
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Japan             1,275,769
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.4%        Time Deposits - 0.4%       SGD       1,720,108   SGD Time Deposit, 3.26% due 10/06/2006           1,084,284
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Singapore         1,084,284
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.9%      Time Deposits - 0.9%       CHF         258,988   CHF Time Deposit, 1.57% due 10/02/2006             206,538
                                                             1,482,855   CHF Time Deposit, 1.50% due 10/06/2006           1,182,548
                                                               259,101   CHF Time Deposit, 1.56% due 10/20/2006             206,628
                                                             1,202,762   CHF Time Deposit, 1.63% due 10/20/2006             959,179
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Switzerland       2,554,893
------------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.1%           Foreign Commercial         TRY         250,000   Turkey Treasury Bill, 0% due 7/04/2007             142,757
                        Paper - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in Turkey              142,757
------------------------------------------------------------------------------------------------------------------------------------
United States - 2.1%                               USD       6,193,219   BlackRock Liquidity Series, LLC
                                                                         Cash Sweep Series I , 5.18% (g)(j)               6,193,219
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities in the
                                                                         United States                                    6,193,219
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $19,180,294) - 6.6%                     19,106,894
------------------------------------------------------------------------------------------------------------------------------------
                                                             Number of
                                                             Contracts              Call Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
                                                                    11   Financial Select Sector SPDR Fund, expiring
                                                                         December 2006 at USD 35                                825
                                                                    10   Technology Select Sector SPDR, expiring
                                                                         December 2006 at USD 22                                800
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Options Purchased
                                                                         (Premiums Paid - $914) - 0.0%                        1,625
                        ------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $251,461,604) - 99.5%                  289,043,068
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                             Number of
                                                             Contracts                Call Options Written                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   104   3Com Corp., expiring January 2007 at USD  5   $     (3,120)
                                                                   122   3Com Corp., expiring January 2008 at USD  5         (9,760)
                                                                    50   Andrx Corp., expiring January 2007
                                                                         at USD 20                                          (24,500)
                                                                    13   Bausch & Lomb, Inc., expiring October 2006
                                                                         at USD 45                                           (7,150)
                                                                    29   Bausch & Lomb, Inc., expiring January 2007
                                                                         at USD 50                                          (11,600)
                                                                    14   Bausch & Lomb, Inc., expiring January 2008
                                                                         at USD 45                                          (16,100)
                                                                    49   CA, Inc., expiring January 2007 at USD 30             (490)
                                                                    33   CBS Corp. Class B, expiring January 2007
                                                                         at USD 27.5                                         (6,270)
                                                                    32   Career Education Corp., expiring January
                                                                         2007 at USD 25                                      (1,440)
                                                                    40   Career Education Corp., expiring January
                                                                         2007 at USD 25                                      (6,200)
                                                                    60   Career Education Corp., expiring January
                                                                         2007 at USD 25                                        (900)
                                                                    26   Chicago Bridge & Iron Co. NV, expiring
                                                                         January 2007 at USD 25                              (4,680)
                                                                    74   Cirrus Logic, Inc., expiring January 2007
                                                                         at USD  5                                          (18,500)
                                                                    76   Cisco Systems, Inc., expiring January 2007
                                                                         at USD 17.5                                        (44,840)
                                                                    86   Cisco Systems, Inc., expiring January 2007
                                                                         at USD 22.5                                        (15,480)
                                                                    46   eBay, Inc., expiring January 2008 at USD 20        (50,600)
                                                                    48   eBay, Inc., expiring January 2008 at USD 25        (36,000)
                                                                    50   El Paso Corp., expiring January 2008
                                                                         at USD 15                                           (8,750)
                                                                   143   Extreme Networks, Inc., expiring January
                                                                         2007 at USD 5                                       (1,430)
                                                                    21   Fannie Mae, expiring January 2007 at USD 50        (15,750)
                                                                   185   Knight Capital Group, Inc. Class A,
                                                                         expiring January 2007 at USD 7.5                  (203,500)
                                                                    95   Lexmark International, Inc. Class A,
                                                                         expiring January 2007 at USD 50                    (91,200)
                                                                    83   Mattel, Inc., expiring January 2007
                                                                         at USD 15                                          (40,670)
                                                                     9   McDermott International, Inc., expiring
                                                                         January 2007 at USD 15                             (36,855)
                                                                    42   McDermott International, Inc., expiring
                                                                         January 2007 at USD 23.3                          (120,960)
                                                                    42   McDermott International, Inc., expiring
                                                                         January 2007 at USD 26.7                          (101,430)
                                                                   247   McDonald's Corp., expiring January 2007
                                                                         at USD 35                                         (113,620)
                                                                    19   Molson Coors Brewing Co. Class B, expiring
                                                                         January 2007 at USD 60                             (19,190)
                                                                   262   Motorola, Inc., expiring January 2007
                                                                         at USD 22.5                                        (91,700)
                                                                   117   Motorola, Inc., expiring January 2008
                                                                         at USD 20                                          (81,900)
                                                                    29   Murphy Oil Corp., expiring January 2007
                                                                         at USD 50                                           (6,815)
                                                                    72   Norfolk Southern Corp., expiring January
                                                                         2007 at USD 40                                     (41,040)
                                                                    97   Novell, Inc., expiring January 2007
                                                                         at USD 5                                           (13,095)
                                                                   781   Novell, Inc., expiring January 2007
                                                                         at USD 7.5                                         (11,715)
                                                                    52   Panera Bread Co. Class A, expiring
                                                                         January 2008 at USD 50                             (85,280)
                                                                    12   Panera Bread Co. Class A, expiring
                                                                         January 2008 at USD 55                             (15,360)
                                                                   104   Pfizer, Inc., expiring January 2007
                                                                         at USD 25                                          (38,480)
                                                                    48   Quanta Services, Inc., expiring
                                                                         January 2007 at USD 10                             (34,080)
                                                                    62   Quanta Services, Inc., expiring
                                                                         January 2007 at USD 12.5                           (29,760)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                             Number of
                                                             Contracts                Call Options Written                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   147   Sprint Nextel Corp., expiring January
                                                                         2008 at USD 22.5                              $    (11,025)
                                                                    63   Suncor Energy, Inc., expiring January 2007
                                                                         at USD 50                                         (145,530)
                                                                   224   TIBCO Software, Inc., expiring January 2007
                                                                         at USD 7.5                                         (41,440)
                                                                    51   Tellabs, Inc., expiring January 2007
                                                                         at USD 12.5                                         (3,060)
                                                                   104   Tenet Healthcare Corp., expiring January
                                                                         2007 at USD 7.5                                    (13,520)
                                                                    48   Tyco International Ltd., expiring January
                                                                         2007 at USD 25                                     (16,800)
                                                                   133   Valeant Pharmaceuticals International,
                                                                         expiring January 2007 at USD 15                    (69,160)
                                                                    70   Vodafone Group Plc, expiring January 2007
                                                                         at USD 20                                          (23,100)
                                                                    33   Wendy's International, Inc., expiring
                                                                         January 2007 at USD 45                             (74,580)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Options Written
                                                                         (Premiums Received - $1,251,402 ) - (0.6%)
                                                                                                                         (1,858,425)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments, Net of Options Written
                                                                         (Cost - $250,210,202*)  - 98.9%
                                                                                                                        287,184,643
                                                                         Other Assets Less Liabilities - 1.1%             3,303,373
                                                                                                                       ------------
                                                                         Net Assets - 100.0%                           $290,488,016
                                                                                                                       =============

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $250,925,455
                                                                   ============
      Gross unrealized appreciation                                $ 42,118,558
      Gross unrealized depreciation                                  (5,859,370)
                                                                   ------------
      Net unrealized appreciation                                  $ 36,259,188
                                                                   ============

(a)   Depositary receipts.

(b)   Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)   Non-income producing security.

(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series I                               $(23,880,889)   $719,756
      --------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)   Represents the current yield as of September 30, 2006.

(k)   Convertible security.

(l) Floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(m)   Represents a zero coupon bond.

(n)   Represents a step bond.

(o)   Issued with warrants.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign                                         Settlement     Unrealized
      Currency Purchased                                 Date       Depreciation
      --------------------------------------------------------------------------
      IDR  3,610,000,000                             August 2007      $(2,701)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $379,733)                                     $(2,701)
                                                                      =======

  o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign                                         Settlement     Unrealized
      Currency Sold                                      Date       Appreciation
      --------------------------------------------------------------------------
      EUR        227,667                             October 2006     $  803
      GBP        214,000                             October 2006      1,929
      SEK        158,509                             October 2006        108
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $712,698)                                     $2,840
                                                                      ======

  o Financial futures contracts purchased as of September 30, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------
      Number of                                                       Expiration                      Unrealized
      Contracts                Issue               Exchange              Date          Face Value    Appreciation
      -----------------------------------------------------------------------------------------------------------
         28          10-Year U.S. Treasury Bond    Chicago           December 2006     $3,002,513      $23,237
          2          Dax Index 25 Euro             Euronext Paris    December 2006        377,317        5,559
          9          DJ Euro Stoxx                 Euronext Paris    December 2006        429,571       16,542
          4          S&P 500 TSE 60 Index          Montreal          December 2006        479,066        6,104
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                              $51,442
                                                                                                       =======

  o   Financial futures contracts sold as of September 30, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------
      Number of                                                       Expiration                      Unrealized
      Contracts                Issue               Exchange              Date          Face Value    Depreciation
      -----------------------------------------------------------------------------------------------------------
          4          TSE 10-Year Japanese
                     Government Bond               Tokyo             December 2006     $4,590,591      $(23,615)
          8          S&P 500  Index                Chicago           December 2006      2,651,711       (39,089)
         10          Topix Index                   Tokyo             December 2006      1,371,637        (3,746)
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                              $(66,450)
                                                                                                       ========

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------

o     Swap contracts outstanding as of September 30, 2006 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                        Notional   Appreciation
                                                         Amount   (Depreciation)
--------------------------------------------------------------------------------

Bought credit default protection on United Mexican
States and pay 1.12%

Broker, Credit Suisse First Boston International
Expires May 2010                                        $140,000      $(3,334)

Bought credit default protection on
DaimlerChrysler NA Holding Corp. and pay 0.53%

Broker, JPMorgan Chase
Expires June 2011                                       $ 95,000          318

Bought credit default protection on Carnival Corp.
and pay 0.25%

Broker, JPMorgan Chase
Expires September 2011                                  $185,000          332

Bought credit default protection on Whirlpool
Corp. and pay 0.48%

Broker, JPMorgan Chase
Expires September 2011                                  $ 50,000         (267)

Bought credit default protection on McDonald's
Corp. and pay 0.16%

Broker, JPMorgan Chase
Expires September 2011                                  $ 50,000            9

Bought credit default protection on JC Penney
Corp., Inc. and pay 0.53%

Broker, JPMorgan Chase
Expires September 2011                                  $ 50,000          110
--------------------------------------------------------------------------------
Total                                                                 $(2,832)
                                                                      =======

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)
--------------------------------------------------------------------------------

o Currency Abbreviations:

  BRL    Brazilian Real      IDR   Indonesian Rupiah    SEK   Swedish Krona
  CAD    Canadian Dollar     ISK   Icelandic Krona      SGD   Singapore Dollar
  CHF    Swiss Franc         JPY   Japanese Yen         TRY   Turkish Lira
  EUR    Euro                MYR   Malaysian Ringgit    USD   U.S. Dollar
  GBP    British Pound       NZD   New Zealand Dollar   ZAR   South African Rand
  HKD    Hong Kong Dollar    PLN   Polish Zloty

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                             Face
                                           Amount  U.S. Government & Agency Obligations                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Collateralized                        $   163,449  Fannie Mae Trust Series 2002-W11 Class AV1,
Mortgage                                           5.67% due 11/25/2032 (a)                                           $    163,425
Obligations+ - 39.8%                    1,411,147  Fannie Mae Trust Series 2003-27 Class FP,
                                                   5.63% due 6/25/2028 (a)                                               1,416,387
                                        2,152,676  Fannie Mae Trust Series 2003-33 Class LF,
                                                   5.68% due 7/25/2017 (a)                                               2,161,319
                                        1,860,156  Fannie Mae Trust Series 2003-34 Class FS,
                                                   5.73% due 1/25/2032 (a)                                               1,866,448
                                        1,735,288  Fannie Mae Trust Series 2003-41 Class YF,
                                                   5.63% due 6/25/2028 (a)                                               1,738,305
                                        5,045,999  Fannie Mae Trust Series 2003-65 Class NF,
                                                   5.68% due 9/25/2031 (a)                                               5,060,294
                                        3,456,217  Freddie Mac Multiclass Certificates Series 2564 Class OF,
                                                   5.62% due 2/15/2026 (a)                                               3,460,634
                                        3,227,733  Freddie Mac Multiclass Certificates Series 2594 Class DF,
                                                   5.62% due 12/15/2027 (a)                                              3,232,981
                                        3,315,200  Freddie Mac Multiclass Certificates Series 2614 Class EF,
                                                   5.72% due 12/15/2017 (a)                                              3,330,953
                                        4,520,000  Ginnie Mae Trust Series 2002-83 Class B,
                                                   4.695% due 12/16/2024                                                 4,449,573
                                       26,395,514  Ginnie Mae Trust Series 2002-83 Class IO,
                                                   1.574% due 10/16/2042 (b)                                             1,160,297
                                       14,649,470  Ginnie Mae Trust Series 2002-94 Class XB,
                                                   2.349% due 11/16/2007 (b)                                               160,806
                                        3,054,415  Ginnie Mae Trust Series 2003-17 Class C,
                                                   4.825% due 7/16/2031                                                  2,941,987
                                       38,001,060  Ginnie Mae Trust Series 2003-17 Class IO,
                                                   1.24% due 3/16/2043 (b)                                               1,886,319
                                        2,664,553  Ginnie Mae Trust Series 2003-49 Class C,
                                                   4.485% due 10/16/2033                                                 2,489,453
                                        6,750,000  Ginnie Mae Trust Series 2003-108 Class C,
                                                   4.919% due 2/16/2034                                                  6,654,535
                                       20,838,671  Ginnie Mae Trust Series 2003-109 Class IO,
                                                   1.098% due 11/16/2043 (b)                                               979,484
                                       14,318,813  Ginnie Mae Trust Series 2004-9 Class IO,
                                                   1.383% due 3/16/2034 (b)                                                672,505
                                       23,349,373  Ginnie Mae Trust Series 2004-43 Class IO,
                                                   1.121% due 6/16/2044 (b)                                              1,108,584
                                        1,936,101  Ginnie Mae Trust Series 2004-43 Class Z,
                                                   4.50% due 6/16/2044                                                   1,603,637
                                        1,990,985  Ginnie Mae Trust Series 2004-45 Class Z,
                                                   5.748% due 6/16/2045                                                  2,093,979
                                       32,864,304  Ginnie Mae Trust Series 2004-57 Class IO,
                                                   1.13% due 7/16/2044 (b)                                               1,555,919
                                        3,190,867  Ginnie Mae Trust Series 2004-77 Class AB,
                                                   4.368% due 11/16/2030                                                 3,091,014
                                       81,933,892  Ginnie Mae Trust Series 2004-77 Class IO,
                                                   1.065% due 9/16/2044 (b)                                              3,985,666
                                        2,000,000  Ginnie Mae Trust Series 2005-9 Class C,
                                                   4.917% due 2/16/2032                                                  1,932,029
                                        1,705,129  Ginnie Mae Trust Series 2005-12 Class A,
                                                   4.044% due 5/16/2021                                                  1,667,944
                                        1,453,007  Ginnie Mae Trust Series 2005-50 Class A,
                                                   4.015% due 10/16/2026                                                 1,417,712
                                        2,946,796  Ginnie Mae Trust Series 2005-90 Class A,
                                                   3.76% due 9/16/2028                                                   2,849,603
                                        3,932,883  Ginnie Mae Trust Series 2006-5 Class A,
                                                   4.241% due 7/16/2029                                                  3,843,063
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Collateralized Mortgage Obligations
                                                   (Cost - $68,051,024)                                                 68,974,855
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Sovereign Agency            2,000,000  Federal Home Loan Bank System, 3.875% due 1/15/2010                   1,941,306
Obligations - 5.9%                      8,000,000  Federal Home Loan Bank System, 5.375% due 5/18/2016                   8,231,040
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Freddie Mac Sovereign Agency Obligations
                                                   (Cost - $10,047,954)                                                 10,172,346
----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities+ - 23.1%       395,607  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   4.50% due 9/01/2018                                                     382,871
                                        3,769,964  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   4.50% due 8/01/2035                                                   3,523,423
                                        2,830,081  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   5% due 8/01/2035                                                      2,721,171
                                        3,160,951  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   5.101% due 11/01/2035 (a)                                             3,136,531
                                        1,804,374  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   5.147% due 11/01/2035 (a)                                             1,795,831
                                        1,454,598  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   5.288% due 9/01/2035 (a)                                              1,438,470
                                        6,927,203  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   5.50% due 7/01/2036                                                   6,824,938
                                          325,775  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6% due 4/01/2017                                                        330,849
                                        1,144,096  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6.50% due 4/01/2017                                                   1,169,341
                                           78,814  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6.50% due 4/01/2017                                                      80,584
                                           51,352  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6.50% due 4/01/2017                                                      52,485
                                          173,519  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6.50% due 4/01/2017                                                     177,348
                                           90,040  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6.50% due 1/01/2032                                                      92,062
                                           84,825  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6.50% due 7/01/2032                                                      86,697
                                          107,588  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6.50% due 10/01/2032                                                    109,962
                                           62,002  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   6.50% due 11/01/2032                                                     63,370
                                          108,390  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 4/01/2017                                                        111,765

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                             Face
                                           Amount  U.S. Government & Agency Obligations                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                      $    56,681  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 4/01/2017                                                   $     58,446
                                           27,582  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 4/01/2017                                                         28,441
                                           53,663  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 4/01/2017                                                         55,334
                                           50,611  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 3/01/2029                                                         52,187
                                           76,728  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 5/01/2029                                                         79,186
                                           34,877  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 6/01/2029                                                         35,963
                                           17,344  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 7/01/2029                                                         17,884
                                            2,506  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 8/01/2029                                                          2,584
                                           63,258  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 9/01/2029                                                         65,228
                                           76,354  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 11/01/2029                                                        78,732
                                           88,422  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 7/01/2031                                                         91,034
                                          154,256  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 9/01/2031                                                        158,866
                                          260,459  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7% due 2/01/2032                                                        268,073
                                            9,461  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7.50% due 4/01/2017                                                       9,796
                                           26,680  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7.50% due 6/01/2030                                                      27,625
                                           31,481  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7.50% due 9/01/2030                                                      32,595
                                          167,975  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7.50% due 12/01/2030                                                    173,922
                                          173,553  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   7.50% due 4/01/2031                                                     179,698
                                           30,546  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   8% due 4/01/2017                                                         32,216
                                            5,490  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   8% due 4/01/2030                                                          5,790
                                            2,405  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   8% due 7/01/2030                                                          2,536
                                          222,876  Fannie Mae Guaranteed Pass-Through Certificates,
                                                   8% due 10/01/2032                                                       236,334
                                        1,255,430  Freddie Mac Mortgage Participation Certificates,
                                                   5% due 9/01/2019                                                      1,234,966
                                        2,714,345  Freddie Mac Mortgage Participation Certificates,
                                                   5% due 1/01/2021                                                      2,667,360
                                          245,137  Freddie Mac Mortgage Participation Certificates,
                                                   5.50% due 4/01/2017                                                     245,614
                                          432,979  Freddie Mac Mortgage Participation Certificates,
                                                   5.50% due 6/01/2017                                                     434,058
                                          609,759  Freddie Mac Mortgage Participation Certificates,
                                                   5.50% due 3/01/2035                                                     601,633
                                        1,995,818  Freddie Mac Mortgage Participation Certificates,
                                                   5.50% due 7/01/2036                                                   1,968,462
                                          129,634  Freddie Mac Mortgage Participation Certificates,
                                                   6% due 4/01/2017                                                        131,503
                                           90,061  Freddie Mac Mortgage Participation Certificates,
                                                   6% due 4/01/2017                                                         91,360
                                          118,909  Freddie Mac Mortgage Participation Certificates,
                                                   6% due 4/01/2017                                                        120,627
                                          122,199  Freddie Mac Mortgage Participation Certificates,
                                                   6% due 4/01/2017                                                        123,961
                                          119,221  Freddie Mac Mortgage Participation Certificates,
                                                   6% due 4/01/2017                                                        120,944
                                          171,505  Freddie Mac Mortgage Participation Certificates,
                                                   6% due 4/01/2017                                                        173,977
                                        2,685,920  Freddie Mac Mortgage Participation Certificates,
                                                   6% due 8/01/2034                                                      2,704,063
                                        5,000,000  Freddie Mac Mortgage Participation Certificates,
                                                   6% due 10/15/2036 (c)                                                 5,025,000
                                          384,608  Freddie Mac Mortgage Participation Certificates,
                                                   6.50% due 3/01/2016                                                     392,775
                                          121,491  Freddie Mac Mortgage Participation Certificates,
                                                   7% due 4/01/2032                                                        125,165
                                           16,052  Freddie Mac Mortgage Participation Certificates,
                                                   8% due 3/01/2030                                                         16,876
                                           19,934  Freddie Mac Mortgage Participation Certificates,
                                                   8% due 8/01/2030                                                         20,958
                                           34,935  Freddie Mac Mortgage Participation Certificates,
                                                   8% due 12/01/2030                                                        36,730
                                           10,823  Freddie Mac Mortgage Participation Certificates,
                                                   8% due 6/01/2031                                                         11,379
                                           10,365  Ginnie Mae MBS Certificates, 6% due 2/15/2033                            10,505
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Mortgage-Backed Securities  (Cost - $40,300,471)               40,048,084
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds & Notes - 11.4%     1,100,000  U.S. Treasury Bonds, 8.125% due 8/15/2019                             1,450,625
                                        4,820,000  U.S. Treasury Bonds, 7.25% due 8/15/2022                              6,100,688
                                        1,310,000  U.S. Treasury Bonds, 6.25% due 8/15/2023                              1,520,931
                                        1,000,000  U.S. Treasury Notes, 3.875% due 7/31/2007                               991,172
                                        5,000,000  U.S. Treasury Notes, 2.625% due 5/15/2008 (g)                         4,836,330
                                        1,000,000  U.S. Treasury Notes, 4.375% due 11/15/2008                              993,789
                                        4,000,000  U.S. Treasury Notes, 4.50% due 11/15/2010 (g)                         3,986,248
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total U.S. Treasury Bonds & Notes  (Cost - $19,605,777)              19,879,783
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                             Face
                                           Amount  U.S. Government & Agency Obligations                                  Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed       $ 2,174,563  U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011         $  2,277,471
Bonds - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total U.S. Treasury Inflation Indexed Bonds
                                                   (Cost - $2,114,770)                                                   2,277,471
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total U.S. Government & Agency Obligations
                                                   (Cost - $140,119,996) - 81.5%                                       141,352,539
----------------------------------------------------------------------------------------------------------------------------------
                                                   Non-U.S. Government & Agency Obligations
----------------------------------------------------------------------------------------------------------------------------------
Collateralized                          1,378,334  Aames Mortgage Investment Trust Series 2006-1 Class A1,
Mortgage                                           5.39% due 4/25/2036 (a)                                               1,378,526
Obligations+ - 16.8%                    9,000,000  Carrington Mortgage Loan Trust Series 2006-NC1 Class A2,
                                                   5.484% due 1/25/2036 (a)
                                                                                                                         9,004,619
                                        1,948,882  Countrywide Home Loan Mortgage Pass-Through Trust
                                                   Series 2003-10 Class A6, 5.68% due 5/25/2033 (a)
                                                                                                                         1,953,084
                                        2,151,801  Fremont Home Loan Trust Series 2006-A Class 2A1,
                                                   5.38% due 5/25/2036 (a)
                                                                                                                         2,152,075
                                        3,092,728  Greenwich Capital Commercial Funding Corp. Series 2005-FL3A
                                                   Class A2, 5.521% due 10/05/2020 (a)
                                                                                                                         3,092,728
                                        3,000,000  IXIS Real Estate Capital Trust Series 2006-HE3 Class A1,
                                                   5.37% due 8/23/2007
                                                                                                                         3,000,000
                                          708,500  Lehman Brothers Floating Rate Commercial Mortgage Trust
                                                   Series 2006-CCL Class A1, 5.49% due 1/15/2021 (a)
                                                                                                                           708,642
                                        4,681,139  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                                   5.669% due 8/25/2035 (a)
                                                                                                                         4,683,774
                                        2,714,920  Residential Asset Securitization Trust Series 2003-A8 Class A2,
                                                   5.68% due 10/25/2018 (a)
                                                                                                                         2,710,079
                                          376,669  Washington Mutual Series 2002-AR19 Class A8,
                                                   4.556% due 2/25/2033 (a)                                                372,727
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Non-U.S. Government & Agency Obligations
                                                   (Cost - $29,030,808) - 16.8%                                         29,056,254
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
Government Agency Note - 9.6%           7,100,000  Federal Home Loan Bank System, 4.92% due 10/06/2006                   7,096,119
----------------------------------------------------------------------------------------------------------------------------------
                                       Beneficial
                                         Interest
----------------------------------------------------------------------------------------------------------------------------------
                                      $   332,739  BlackRock Liquidity Series, LLC Cash Sweep Series I,
                                                   5.18% (e)(f)                                                            332,739
                                        9,127,500  BlackRock Liquidity Series, LLC Money Market Series,
                                                   5.33% (d)(e)(f)                                                       9,127,500
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities  (Cost - $16,556,358) - 9.6%             16,556,358
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments  (Cost - $185,707,162*) - 107.9%                  186,965,151
                                                   Liabilities in Excess of Other Assets - (7.9%)                      (13,627,850)
                                                                                                                      ------------
                                                   Net Assets - 100.0%                                                $173,337,301
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $185,867,545
                                                                   ============
      Gross unrealized appreciation                                $  2,605,269
      Gross unrealized depreciation                                  (1,507,663)
                                                                   ------------
      Net unrealized appreciation                                  $  1,097,606
                                                                   ============

+ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(a)   Floating rate security.

(b) Securities which receive some or all of the interest portion of the underlying collateral and little or no principal. Interest only securities have either a nominal or a notional amount of principal.

(c) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2006
--------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.

(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Interest
      Affiliate                                              Activity    Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I   $  332,739  $307,364
      BlackRock Liquidity Series, LLC Money Market Series   $9,127,500  $    399
      --------------------------------------------------------------------------

(f)   Represents the current yield as of September 30, 2006.

(g)   Security, or a portion of security, is on loan.

 o    Swaps outstanding as of September 30, 2006 were as follows:

--------------------------------------------------------------------------------
                                                       Notional     Unrealized
                                                        Amount     Appreciation
--------------------------------------------------------------------------------

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.035%

Broker, UBS Warburg
Expires October 2006                                  $21,000,000           --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

Broker, Lehman Brothers Special Finance
Expires November 2006                                 $27,000,000           --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%

Broker, UBS Warburg
Expires December 2006                                 $5,000,000            --

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services
Expires January 2011                                  $2,225,000    $ (106,335)
--------------------------------------------------------------------------------
Total                                                               $ (106,335)
                                                                    ==========

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2006
--------------------------------------------------------------------------------

o     Financial futures contracts sold as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------------------------
      Number of                                       Expiration           Face        Unrealized
      Contracts                  Issue                   Date              Value      Depreciation
      --------------------------------------------------------------------------------------------
         70            10-Year U.S. Treasury Bond    December 2006      $7,484,284      $(80,091)
      --------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry                                  Amount   Corporate Bonds                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.8%            $   250,000  Alliant Techsystems, Inc., 6.75% due 4/01/2016                     $    246,250
                                          250,000  DRS Technologies, Inc., 6.625% due 2/01/2016                            245,624
                                          250,000  L-3 Communications Corp., 3% due 8/01/2035 (a)(f)                       254,375
                                          250,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                       241,250
                                                                                                                      ------------
                                                                                                                           987,499
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.6%                           300,000  American Airlines, Inc. Class C, 7.80% due 4/01/2008                    300,000
                                          581,462  Continental Airlines, Inc. Series 2001-1 Class C, 7.033%
                                                   due 12/15/2012                                                          568,378
                                                                                                                      ------------
                                                                                                                           868,378
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%                         250,000  Autonation, Inc., 7.374% due 4/15/2013 (b)(f)                           253,124
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.7%                       250,000  CMP Susquehanna Corp., 9.875% due 5/15/2014 (f)                         235,000
                                          250,000  Entercom Radio LLC, 7.625% due 3/01/2014                                244,063
                                          250,000  LIN Television Corp., 6.50% due 5/15/2013                               233,124
                                          250,000  Radio One, Inc., 6.375% due 2/15/2013                                   227,500
                                                                                                                      ------------
                                                                                                                           939,687
----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.5%              250,000  NTL Cable Plc, 9.125% due 8/15/2016                                     258,124
----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 3.0%                       500,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                       513,125
                                          500,000  Intelsat Subsidiary Holding Co. Ltd., 10.484% due 1/15/2012 (b)         506,875
                                          350,000  Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013               354,375
                                          250,000  Quebecor Media, Inc., 7.75% due 3/15/2016                               250,312
                                                                                                                      ------------
                                                                                                                         1,624,687
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.6%                          250,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (f)                       238,125
                                          200,000  Innophos, Inc., 8.875% due 8/15/2014                                    198,500
                                          250,000  Invista B.V., 9.25% due 5/01/2012 (f)                                   264,375
                                          250,000  Lyondell Chemical Co., 8% due 9/15/2014                                 253,124
                                          250,000  Nalco Co., 7.75% due 11/15/2011                                         255,000
                                          500,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                            536,875
                                          250,000  Westlake Chemical Corp., 6.625% due 1/15/2016                           237,500
                                                                                                                      ------------
                                                                                                                         1,983,499
----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 6.1%            250,000  American Achievement Corp., 8.25% due 4/01/2012                         252,500
                                          250,000  American Greetings Corp., 7.375% due 6/01/2016                          253,750
                                          500,000  Chattem, Inc., 7% due 3/01/2014                                         483,125
                                          300,000  Church & Dwight Co., Inc., 6% due 12/15/2012                            287,250
                                          300,000  Elizabeth Arden, Inc., 7.75% due 1/15/2014                              294,000
                                          250,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                            225,625
                                          250,000  North Atlantic Trading Co., 9.25% due 3/01/2012                         216,250
                                          500,000  Playtex Products, Inc., 8% due 3/01/2011                                518,750
                                          400,000  Quiksilver, Inc., 6.875% due 4/15/2015                                  379,000
                                          500,000  Solo Cup Co., 8.50% due 2/15/2014                                       431,874
                                                                                                                      ------------
                                                                                                                         3,342,124
----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 6.0%                  250,000  CanWest Media, Inc., 8% due 9/15/2012                                   246,875
                                          250,000  Dex Media East LLC, 9.875% due 11/15/2009                               263,438
                                          284,000  Dex Media East LLC, 12.125% due 11/15/2012                              317,015
                                          725,000  Dex Media West LLC, 8.50% due 8/15/2010                                 748,562
                                          244,000  Dex Media West LLC, 9.875% due 8/15/2013                                263,520
                                          250,000  Houghton Mifflin Co., 8.25% due 2/01/2011                               256,875
                                          250,000  Nebraska Book Co., Inc., 8.625% due 3/15/2012                           234,375
                                          250,000  Quebecor World Capital Corp., 8.75% due 3/15/2016 (f)                   240,625
                                          250,000  RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013                     228,125
                                          500,000  WDAC Subsidiary Corp., 8.375% due 12/01/2014 (f)                        502,500
                                                                                                                      ------------
                                                                                                                         3,301,910
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry                                  Amount   Corporate Bonds                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                $   250,000  Encore Acquisition Co., 6.25% due 4/15/2014                           $ 233,750
Production - 2.7%                         500,000  Plains Exploration & Production Co. Series B, 8.75%
                                                   due 7/01/2012                                                           528,750
                                          250,000  Quicksilver Resources, Inc., 7.125% due 4/01/2016                       236,874
                                          250,000  Range Resources Corp., 6.375% due 3/15/2015                             237,500
                                          250,000  Stone Energy Corp., 6.75% due 12/15/2014                                250,000
                                                                                                                      ------------
                                                                                                                         1,486,874
----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.3%                     250,000  Copano Energy LLC, 8.125% due 3/01/2016                                 253,125
                                          219,000  Dresser-Rand Group, Inc., 7.375% due 11/01/2014                         215,168
                                          125,000  Ferrellgas Escrow LLC, 6.75% due 5/01/2014                              122,188
                                          500,000  Pacific Energy Partners, LP, 7.125% due 6/15/2014                       510,000
                                          250,000  SemGroup LP, 8.75% due 11/15/2015 (f)                                   252,187
                                          500,000  Suburban Propane Partners, LP, 6.875% due 12/15/2013                    482,500
                                                                                                                      ------------
                                                                                                                         1,835,168
----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.5%                        250,000  Stripes Acquisition LLC, 10.625% due 12/15/2013 (f)                     266,250
----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 1.8%                      35,912  Archibald Candy Corp., 10% due 11/01/2007 (e)                             2,287
                                          250,000  Constellation Brands, Inc., 7.25% due 9/01/2016                         252,812
                                          250,000  Del Monte Corp., 6.75% due 2/15/2015                                    241,250
                                          500,000  Smithfield Foods, Inc. Series B, 8% due 10/15/2009                      522,500
                                                                                                                      ------------
                                                                                                                         1,018,849
----------------------------------------------------------------------------------------------------------------------------------
Gaming - 3.7%                             250,000  Boyd Gaming Corp., 7.75% due 12/15/2012                                 256,563
                                          250,000  Choctaw Resort Development Enterprise, 7.25%
                                                   due 11/15/2019 (f)                                                      248,750
                                          300,000  Herbst Gaming, Inc., 7% due 11/15/2014                                  291,000
                                          250,000  MGM Mirage, 6.75% due 4/01/2013                                         245,625
                                          250,000  Penn National Gaming, Inc., 6.75% due 3/01/2015                         243,438
                                          250,000  Turning Stone Resort Casino Enterprise,
                                                   9.125% due 9/15/2014 (f)                                                252,500
                                          500,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                               485,000
                                                                                                                      ------------
                                                                                                                         2,022,876
----------------------------------------------------------------------------------------------------------------------------------
Health Care - 2.6%                        250,000  Concentra Operating Corp., 9.125% due 6/01/2012                         260,000
                                          500,000  DaVita, Inc., 7.25% due 3/15/2015                                       491,250
                                          250,000  Mylan Laboratories, Inc., 6.375% due 8/15/2015                          242,188
                                          250,000  Select Medical Corp., 7.625% due 2/01/2015                              210,625
                                          250,000  VWR International, Inc., 6.875% due 4/15/2012                           248,750
                                                                                                                      ------------
                                                                                                                         1,452,813
----------------------------------------------------------------------------------------------------------------------------------
Housing - 6.1%                            400,000  Ashton Woods USA LLC, 9.50% due 10/01/2015                              346,000
                                          500,000  Builders FirstSource, Inc., 9.655% due 2/15/2012 (b)                    490,000
                                          100,000  Building Materials Corp. of America, 8% due 12/01/2008                   99,125
                                          500,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                     510,000
                                          247,000  Goodman Global Holding Co., Inc., 8.329% due 6/15/2012 (b)              250,396
                                          250,000  Kimball Hill, Inc., 10.50% due 12/15/2012                               225,625
                                          250,000  Ply Gem Industries, Inc., 9% due 2/15/2012                              199,375
                                          250,000  Scranton Products, Inc., 10.50% due 7/01/2013                           254,375
                                          250,000  Standard-Pacific Corp., 6.50% due 8/15/2010                             235,000
                                           50,000  Stanley-Martin Communities LLC, 9.75% due 8/15/2015                      39,625
                                          250,000  Technical Olympic USA, Inc., 8.25% due 4/01/2011 (f)                    230,313
                                          250,000  Texas Industries, Inc., 7.25% due 7/15/2013                             250,000
                                          250,000  US Concrete, Inc., 8.375% due 4/01/2014                                 240,313
                                                                                                                      ------------
                                                                                                                         3,370,147
----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 4.0%             500,000  MagnaChip Semiconductor SA, 8.64% due 12/15/2011 (b)                    422,500
                                          425,000  Sungard Data Systems, Inc., 9.125% due 8/15/2013                        439,875
                                          275,000  Sungard Data Systems, Inc., 9.973% due 8/15/2013 (b)                    285,313

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry                                  Amount   Corporate Bonds                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                                          250,000  Telcordia Technologies Inc., 10% due 3/15/2013 (f)                    $ 166,250
                                          300,000  Unisys Corp., 8% due 10/15/2012                                         280,500
                                          625,000  Viasystems, Inc., 10.50% due 1/15/2011                                  614,063
                                                                                                                      ------------
                                                                                                                         2,208,501
----------------------------------------------------------------------------------------------------------------------------------
Leisure - 2.6%                            492,000  FelCor Lodging LP, 8.50% due 6/01/2011                                  520,905
                                          250,000  HRP Myrtle Beach Operations LLC, 10.12% due 4/01/2012 (b)(f)            249,375
                                          750,000  True Temper Sports, Inc., 8.375% due 9/15/2011                          671,250
                                                                                                                      ------------
                                                                                                                         1,441,530
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 8.4%                      250,000  CPI Holdco, Inc., 11.298% due 2/01/2015 (b)                             258,750
                                          250,000  Chart Industries, Inc., 9.125% due 10/15/2015 (f)                       258,750
                                          400,000  Douglas Dynamics LLC, 7.75% due 1/15/2012 (f)                           378,000
                                          250,000  ERICO International Corp., 8.875% due 3/01/2012                         258,750
                                          161,000  Invensys Plc, 9.875% due 3/15/2011 (f)                                  173,880
                                          250,000  Itron, Inc., 7.75% due 5/15/2012                                        257,500
                                          175,000  Propex Fabrics, Inc., 10% due 12/01/2012                                158,813
                                          250,000  Sensata Technologies B.V., 8% due 5/01/2014 (f)                         243,125
                                          500,000  Sensus Metering Systems, Inc., 8.625% due 12/15/2013                    486,250
                                          500,000  Superior Essex Communications LLC, 9% due 4/15/2012                     507,500
                                          650,000  Trimas Corp., 9.875% due 6/15/2012                                      601,250
                                          825,000  Trinity Industries, Inc., 6.50% due 3/15/2014                           806,438
                                          250,000  Valmont Industries, Inc., 6.875% due 5/01/2014                          245,625
                                                                                                                      ------------
                                                                                                                         4,634,631
----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.8%                      400,000  Foundation PA Coal Co., 7.25% due 8/01/2014                             402,000
                                          125,000  Gibraltar Industries, Inc. Series B, 8% due 12/01/2015                  123,750
                                          250,000  Novelis, Inc., 8.25% due 2/15/2015 (f)                                  237,500
                                          250,000  Southern Copper Corp., 6.375% due 7/27/2015                             249,339
                                                                                                                      ------------
                                                                                                                         1,012,589
----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.8%                          250,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014 (f)                  251,250
                                          250,000  Graham Packing Co., Inc., 8.50% due 10/15/2012                          247,500
                                          250,000  Impress Holdings B.V., 8.512% due 9/15/2013 (b)(f)                      251,875
                                          500,000  Owens-Brockway, 8.25% due 5/15/2013                                     512,500
                                          250,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (f)                 252,500
                                                                                                                      ------------
                                                                                                                         1,515,625
----------------------------------------------------------------------------------------------------------------------------------
Paper - 4.9%                              250,000  Ainsworth Lumber Co. Ltd., 6.75% due 3/15/2014                          175,000
                                          250,000  Boise Cascade LLC, 8.249% due 10/15/2012 (b)                            251,250
                                          250,000  Boise Cascade LLC, 7.125% due 10/15/2014                                233,125
                                          200,000  Bowater, Inc., 6.50% due 6/15/2013                                      177,500
                                          525,000  Domtar, Inc., 7.125% due 8/15/2015                                      488,250
                                          400,000  Graphic Packaging International Corp., 8.50% due 8/15/2011              409,000
                                          500,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                  491,250
                                          250,000  P.H. Glatfelter Co., 7.125% due 5/01/2016 (f)                           243,772
                                          250,000  Verso Paper Holdings LLC, 9.125% due 8/01/2014 (f)                      251,563
                                                                                                                      ------------
                                                                                                                         2,720,710
----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.5%                             250,000  Neiman-Marcus Group, Inc., 9% due 10/15/2015                            265,625
----------------------------------------------------------------------------------------------------------------------------------
Service - 8.5%                            250,000  ALH Finance LLC, 8.50% due 1/15/2013                                    244,375
                                          250,000  Ahern Rentals, Inc., 9.25% due 8/15/2013                                256,250
                                          500,000  Allied Waste North America, Inc. Series B, 7.25% due 3/15/2015          496,250
                                          250,000  Ashtead Capital, Inc., 9% due 8/15/2016 (f)                             260,000
                                          250,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (f)                    242,500
                                          225,000  Avis Budget Car Rental LLC, 7.905% due 5/15/2014 (b)(f)                 220,500
                                          250,000  Buhrmann US, Inc., 8.25% due 7/01/2014                                  246,875
                                          250,000  Carriage Services, Inc., 7.875% due 1/15/2015                           243,125
                                          250,000  Corrections Corp. of America, 7.50% due 5/01/2011                       255,625
                                          250,000  FTI Consulting, Inc., 7.625% due 6/15/2013                              252,500

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Face
Industry                                  Amount   Corporate Bonds                                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                                          500,000  The Geo Group, Inc., 8.25% due 7/15/2013                           $    500,000
                                          250,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                        250,000
                                          250,000  Mac-Gray Corp., 7.625% due 8/15/2015                                    255,000
                                          250,000  United Rentals North America, Inc., 6.50% due 2/15/2012                 241,250
                                          750,000  United Rentals North America, Inc., 7% due 2/15/2014                    705,000
                                                                                                                      ------------
                                                                                                                         4,669,250
----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                              250,000  Ucar Finance, Inc., 10.25% due 2/15/2012                                262,500
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 2.4%                 154,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                              158,620
                                          250,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (f)             262,813
                                          500,000  Qwest Communications International, Inc., 7.50% due 2/15/2014           501,250
                                          250,000  Qwest Corp., 8.64% due 6/15/2013 (b)                                    267,500
                                          140,000  Tele Norte Leste Participacoes SA Series B, 8% due 12/18/2013           147,700
                                                                                                                      ------------
                                                                                                                         1,337,883
----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.4%                     250,000  OMI Corp., 7.625% due 12/01/2013                                        252,500
                                          500,000  Overseas Shipholding Group, 8.25% due 3/15/2013                         517,500
                                                                                                                      ------------
                                                                                                                           770,000
----------------------------------------------------------------------------------------------------------------------------------
Utility - 6.7%                            206,000  The AES Corp., 8.875% due 2/15/2011                                     220,420
                                          806,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011          831,332
                                          250,000  Edison Mission Energy, 7.50% due 6/15/2013 (f)                          252,500
                                          227,967  FPL Energy National Wind, 6.125% due 3/25/2019 (f)                      221,733
                                          250,000  NRG Energy, Inc., 7.25% due 2/01/2014                                   248,125
                                          337,000  Nevada Power Co., 9% due 8/15/2013                                      367,703
                                          250,000  NorthWestern Corp., 5.875% due 11/01/2014                               245,926
                                          300,000  Reliant Energy, Inc., 6.75% due 12/15/2014                              285,375
                                          500,000  SEMCO Energy, Inc., 7.75% due 5/15/2013                                 502,417
                                          250,000  Southern Natural Gas Co., 8.875% due 3/15/2010                          262,166
                                          242,303  Tenaska Alabama Partners LP, 7% due 6/30/2021 (f)                       237,436
                                                                                                                      ------------
                                                                                                                         3,675,133
----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 1.7%            425,000  American Towers, Inc., 7.25% due 12/01/2011                             437,750
                                          250,000  Digicel Ltd., 9.25% due 9/01/2012 (f)                                   259,375
                                          250,000  Rogers Wireless Communications, Inc., 8.515%
                                                   due 12/15/2010 (b)                                                      254,375
                                                                                                                      ------------
                                                                                                                           951,500
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Corporate Bonds (Cost - $50,828,821) - 91.7%                   50,477,486
----------------------------------------------------------------------------------------------------------------------------------
                                           Shares
                                             Held  Common Stocks
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.7%                       14,935  Medis Technologies Ltd. (d)                                             369,044
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks (Cost - $305,426) - 0.7%                            369,044
----------------------------------------------------------------------------------------------------------------------------------
                                                   Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.0%                       8  PTV, Inc. Series A, 10%                                                      24
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks (Cost - $664) - 0.0%                                  24
----------------------------------------------------------------------------------------------------------------------------------
                                       Beneficial
                                         Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                      $ 3,512,597  BlackRock Liquidity Series, LLC Cash Sweep Series I, 5.18% (c)(g)     3,512,597
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities (Cost - $3,512,597) - 6.4%                3,512,597
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments  (Cost - $54,647,508*) - 98.8%                     54,359,151
                                                   Other Assets Less Liabilities - 1.2%                                    687,593
                                                                                                                      ------------
                                                   Net Assets - 100.0%                                                $ 55,046,744
                                                                                                                      ============

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2006
--------------------------------------------------------------------------------

 * The cost unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $54,706,302
                                                                    ===========
      Gross unrealized appreciation                                 $   856,639
      Gross unrealized depreciation                                  (1,203,790)
                                                                    -----------
      Net unrealized depreciation                                   $  (347,151)
                                                                    ===========

(a)   Convertible security.

(b)   Floating rate security.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                                Net     Interest
      Affiliates                                             Activity    Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series I                                     $61,917    $98,148
      --------------------------------------------------------------------------

(d)   Non-income producing security.

(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g)   Represents the current yield as of September 30, 2006.

 o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry                                     Held  Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.8%                 54,000  Boeing Co.                                                         $  4,257,900
                                           47,000  Lockheed Martin Corp.                                                 4,044,820
                                           48,000  Northrop Grumman Corp.                                                3,267,360
                                                                                                                      ------------
                                                                                                                        11,570,080
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.9%                           121,000  AMR Corp. (a)                                                         2,799,940
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.4%                        114,000  General Motors Corp. (d)                                              3,791,640
                                           55,000  Harley-Davidson, Inc.                                                 3,451,250
                                                                                                                      ------------
                                                                                                                         7,242,890
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 5.7%                     26,000  The Bear Stearns Cos., Inc.                                           3,642,600
                                           27,000  Goldman Sachs Group, Inc.                                             4,567,590
                                           55,000  Lehman Brothers Holdings, Inc.                                        4,062,300
                                           70,000  Morgan Stanley                                                        5,103,700
                                                                                                                      ------------
                                                                                                                        17,376,190
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 3.6%           279,000  Cisco Systems, Inc. (a)                                               6,417,000
                                          184,000  Motorola, Inc.                                                        4,600,000
                                                                                                                      ------------
                                                                                                                        11,017,000
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.7%            151,000  Hewlett-Packard Co.                                                   5,540,190
                                           72,000  International Business Machines Corp.                                 5,899,680
                                           78,000  NCR Corp. (a)                                                         3,079,440
                                                                                                                      ------------
                                                                                                                        14,519,310
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.9%      49,000  Bank of America Corp.                                                 2,624,930
                                          170,000  Citigroup, Inc.                                                       8,443,900
                                          148,000  JPMorgan Chase & Co.                                                  6,950,080
                                                                                                                      ------------
                                                                                                                        18,018,910
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.9%                46,000  Rockwell Automation, Inc.                                             2,672,600
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.0%  96,000  Agilent Technologies, Inc. (a)                                        3,138,240
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%             4,000  Safeway, Inc.                                                           121,400
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.2%                       91,000  Archer-Daniels-Midland Co.                                            3,447,080
                                           86,000  Campbell Soup Co.                                                     3,139,000
                                           94,000  Kraft Foods, Inc. (d)                                                 3,352,040
                                                                                                                      ------------
                                                                                                                         9,938,120
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.1%    49,000  Becton Dickinson & Co.                                                3,462,830
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 7.9%    84,000  Aetna, Inc. (d)                                                       3,322,200
                                           76,000  AmerisourceBergen Corp.                                               3,435,200
                                           63,000  Caremark Rx, Inc.                                                     3,570,210
                                           55,000  Coventry Health Care, Inc. (a)                                        2,833,600
                                           53,000  Humana, Inc. (a)                                                      3,502,770
                                           63,000  McKesson Corp.                                                        3,321,360
                                           54,000  WellPoint, Inc. (a)                                                   4,160,700
                                                                                                                      ------------
                                                                                                                        24,146,040
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.5%                  27,000  The Procter & Gamble Co.                                              1,673,460
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.8%                         55,000  Computer Sciences Corp. (a)                                           2,701,600
                                           74,000  Paychex, Inc. (d)                                                     2,726,900
                                                                                                                      ------------
                                                                                                                         5,428,500
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.8%           154,000  General Electric Co.                                                  5,436,200
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.6%                            6,000  American International Group, Inc.                                      397,560
                                           50,000  Prudential Financial, Inc.                                            3,812,500
                                           53,000  Safeco Corp.                                                          3,123,290
                                           81,000  The St. Paul Travelers Cos., Inc.                                     3,798,090
                                                                                                                      ------------
                                                                                                                        11,131,440
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry                                     Held  Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%       141,000  Hasbro, Inc.                                                       $  3,207,750
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.3%                           60,000  Caterpillar, Inc.                                                     3,948,000
                                           66,000  Illinois Tool Works, Inc.                                             2,963,400
                                                                                                                      ------------
                                                                                                                         6,911,400
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                              173,000  The DIRECTV Group, Inc. (a)                                           3,404,640
                                          155,000  Walt Disney Co.                                                       4,791,050
                                                                                                                      ------------
                                                                                                                         8,195,690
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.2%                     56,000  Freeport-McMoRan Copper & Gold, Inc. Class B                          2,982,560
                                           72,000  Nucor Corp.                                                           3,563,280
                                           38,000  Phelps Dodge Corp.                                                    3,218,600
                                           55,000  United States Steel Corp.                                             3,172,400
                                                                                                                      ------------
                                                                                                                        12,936,840
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 3.3%                    53,000  JC Penney Co., Inc.                                                   3,624,670
                                           53,000  Kohl's Corp. (a)                                                      3,440,760
                                           76,000  Nordstrom, Inc.                                                       3,214,800
                                                                                                                      ------------
                                                                                                                        10,280,230
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                      75,000  Anadarko Petroleum Corp.                                              3,287,250
Fuels - 18.0%                              35,000  Apache Corp.                                                          2,212,000
                                          100,000  Chevron Corp.                                                         6,486,000
                                           82,000  ConocoPhillips                                                        4,881,460
                                           55,000  Devon Energy Corp.                                                    3,473,250
                                          186,000  Exxon Mobil Corp.                                                    12,480,600
                                           88,000  Frontier Oil Corp.                                                    2,339,040
                                           68,000  Hess Corp.                                                            2,816,560
                                           51,000  Marathon Oil Corp.                                                    3,921,900
                                           88,000  Occidental Petroleum Corp.                                            4,233,680
                                           45,000  Sunoco, Inc.                                                          2,798,550
                                           42,000  Tesoro Corp.                                                          2,435,160
                                           76,000  Valero Energy Corp.                                                   3,911,720
                                                                                                                      ------------
                                                                                                                        55,277,170
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.8%                     22,000  Johnson & Johnson                                                     1,428,680
                                          128,000  Merck & Co., Inc.                                                     5,363,200
                                           18,000  Mylan Laboratories                                                      362,340
                                          264,000  Pfizer, Inc.                                                          7,487,040
                                                                                                                      ------------
                                                                                                                        14,641,260
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor            162,000  Altera Corp. (a)                                                      2,977,560
Equipment - 5.9%                           90,000  Analog Devices, Inc.                                                  2,645,100
                                           33,000  Lam Research Corp. (a)                                                1,495,890
                                          115,000  National Semiconductor Corp.                                          2,705,950
                                           29,000  Novellus Systems, Inc. (a)                                              802,140
                                          109,000  Nvidia Corp. (a)                                                      3,225,310
                                          133,000  Texas Instruments, Inc.                                               4,422,250
                                                                                                                      ------------
                                                                                                                        18,274,200
----------------------------------------------------------------------------------------------------------------------------------
Software - 5.8%                           199,000  BEA Systems, Inc. (a)                                                 3,024,800
                                          130,000  Compuware Corp. (a)                                                   1,012,700
                                          100,000  Intuit, Inc. (a)                                                      3,209,000
                                           92,000  McAfee, Inc. (a)                                                      2,250,320
                                           91,000  Microsoft Corp.                                                       2,487,030
                                          262,000  Oracle Corp. (a)                                                      4,647,880
                                           62,000  Synopsys, Inc. (a)                                                    1,222,640
                                                                                                                      ------------
                                                                                                                        17,854,370
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry                                     Held  Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.7%                    22,000  Abercrombie & Fitch Co. Class A                                    $  1,528,560
                                           65,000  Best Buy Co., Inc. (d)                                                3,481,400
                                          138,000  Staples, Inc.                                                         3,357,540
                                                                                                                      ------------
                                                                                                                         8,367,500
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.2%          13,000  The PMI Group, Inc.                                                     569,530
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                             12,000  Altria Group, Inc.                                                      918,600
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks
                                                   (Cost - $263,573,978) - 100.0%                                      307,127,690
----------------------------------------------------------------------------------------------------------------------------------
                                       Beneficial
                                         Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                      $13,523,050  BlackRock Liquidity Series, LLC
                                                   Money Market Series, 5.33% (b)(c)(e)                                 13,523,050
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                    (Cost - $13,523,050) - 4.4%                                         13,523,050
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments  (Cost - $277,097,028*)  - 104.4%                 320,650,740
                                                   Liabilities in Excess of Other Assets - (4.4%)                      (13,513,495)
                                                                                                                      ------------
                                                   Net Assets - 100.0%                                                $307,137,245
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $278,525,427
                                                                   ============
      Gross unrealized appreciation                                $ 51,158,089
      Gross unrealized depreciation                                  (9,032,776)
                                                                   ------------
      Net unrealized appreciation                                  $ 42,125,313
                                                                   ============

(a)   Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------
                                                                      Net       Interest
      Affiliate                                                    Activity     Income
      ----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I        $     (2,167)   $ 1,406
      BlackRock Liquidity Series, LLC Money Market Series        $(14,158,300)   $14,780
      ----------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.

(d)   Security, or a portion of security, is on loan.

(e)   Represents the current yield as of September 30, 2006.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                             Face                                            Interest     Maturity
                                           Amount                Issue                        Rate*         Date         Value
----------------------------------------------------------------------------------------------------------------------------------
Bank Notes - 1.6%                     $ 5,000,000  Bank of America, NA (b)                    5.315%      1/16/2007   $  5,000,000
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Bank Notes
                                                   (Cost - $5,000,000)                                                   5,000,000
----------------------------------------------------------------------------------------------------------------------------------
Certificate of Deposit -                1,500,000  BNP Paribas, London                        4.395       10/04/2006     1,499,909
Euro - 1.3%                             2,500,000  Calyon, London                             4.365       10/03/2006     2,499,915
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Certificate of Deposit - Euro
                                                   (Cost - $4,000,000)                                                   3,999,824
----------------------------------------------------------------------------------------------------------------------------------
Certificate of Deposit -                7,000,000  Canadian Imperial Bank of
Yankee - 2.9%                                      Commerce, NY (b)                           5.41        10/15/2007     7,000,000
                                        2,000,000  Swedbank, NY                               5.199        3/30/2007     1,997,342
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Certificate of Deposit - Yankee
                                                   (Cost - $8,999,988)                                                   8,997,342
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 68.8%                7,913,000  Amsterdam Funding Corp.                    5.27        10/04/2006     7,910,683
                                       11,262,000  Aspen Funding Corp.                        5.28        10/02/2006    11,262,000
                                        8,666,000  Barton Capital Corp.                       5.25        10/04/2006     8,663,463
                                        6,500,000  CAFCO, LLC                                 5.27        10/03/2006     6,499,048
                                        8,052,000  CAFCO, LLC                                 5.32        10/06/2006     8,047,240
                                        2,752,000  CC (USA) Inc. (Centauri)                   5.28        10/17/2006     2,745,989
                                       13,500,000  Chariot Funding, LLC                       5.26        10/05/2006    13,494,083
                                       14,000,000  Compass Securitization, LLC                5.29        10/31/2006    13,940,341
                                       10,977,000  Falcon Asset Securitization Corp.          5.26        10/10/2006    10,964,169
                                        7,554,000  Greyhawk Funding, LLC                      5.26        10/05/2006     7,550,689
                                        6,400,000  HBOS Treasury Services Plc                 5.28        10/24/2006     6,379,650
                                        2,800,000  HBOS Treasury Services Plc                 5.29        11/01/2006     2,788,488
                                       10,319,000  Jupiter Securitization Corp.               5.26        10/26/2006    10,282,815
                                        4,708,000  Kitty Hawk Funding Corp.                   5.26        11/01/2006     4,687,363
                                        1,890,000  Morgan Stanley (b)                         5.445       11/17/2006     1,890,000
                                        4,000,000  Newport Funding Corp.                      5.265       10/11/2006     3,994,730
                                       10,000,000  Nordea North America, Inc.                 5.325        1/29/2007     9,826,120
                                       10,000,000  Old Line Funding, LLC                      5.27        10/03/2006     9,998,536
                                       14,000,000  Park Avenue Receivables Co., LLC           5.26        10/30/2006    13,942,724
                                       14,500,000  Santander Central Hispano Finance
                                                   (Delaware), Inc.                           5.28        11/03/2006    14,435,906
                                        1,800,000  Scandinaviska Eskilde Banken AB            5.27        11/09/2006     1,790,472
                                        5,000,000  Scandinaviska Eskilde Banken AB (b)        5.30        11/29/2006     4,999,960
                                        6,368,000  Solitaire Funding, LLC                     5.265       12/01/2006     6,311,962
                                       14,000,000  Surrey Funding Corp.                       5.26        10/12/2006    13,979,544
                                        9,801,000  Thunder Bay Funding, LLC                   5.26        10/03/2006     9,799,568
                                        5,000,000  Thunder Bay Funding, LLC                   5.26        10/16/2006     4,989,772
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Commercial Paper
                                                   (Cost - $211,167,726)                                               211,175,315
----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.3%                  1,000,000  Bank of Ireland                            5.30        10/19/2007     1,000,000
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Corporate Bonds
                                                   (Cost - $1,000,000)                                                   1,000,000
----------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 8.3%               3,000,000  General Electric Capital
                                                   Assurance Co. (a)(b)                       5.42        10/02/2006     3,000,000
                                        9,000,000  Jackson National Life
                                                   Insurance Co. (a)(b)                       5.39         5/01/2007     9,000,000
                                        3,000,000  Monumental Life Insurance Co. (a)(b)       5.475       11/16/2006     3,000,000
                                       10,500,000  Monumental Life Insurance Co. (a)(b)       5.49        11/22/2006    10,500,000
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Funding Agreements
                                                   (Cost - $25,500,000)                                                 25,500,000
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments as of September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                             Face                                            Interest     Maturity
                                           Amount                Issue                        Rate*         Date         Value
----------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 9.0%               7,000,000   General Electric Capital Corp. (b)         5.43%       10/17/2007  $  7,000,000
                                       4,100,000   Goldman Sachs Group, Inc. (b)              5.38        10/15/2007     4,100,000
                                       3,000,000   HSBC Finance Corp. (b)                     5.36        10/23/2007     3,000,000
                                       1,300,000   MetLife Funding, Inc. (b)                  5.34        10/05/2007     1,300,000
                                       1,750,000   MetLife Funding, Inc. (b)                  5.42        10/15/2007     1,750,000
                                       2,000,000   Northern Rock Plc (b)                      5.46        10/09/2007     2,001,082
                                       1,575,000   Stanfield Victoria Finance Ltd. (b)        5.315       12/15/2006     1,574,921
                                       7,000,000   Stanfield Victoria Finance Ltd. (b)        5.32         6/04/2007     6,999,305
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Medium-Term Notes
                                                   (Cost - $27,724,226)                                                 27,725,308
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government, Agency &              4,200,000   Fannie Mae                                 4.15         7/13/2007     4,165,875
Instrumentality Obligations -          3,000,000   Fannie Mae                                 4.875        1/11/2008     2,991,603
Non-Discount - 8.0%                    1,000,000   Fannie Mae                                 4.96         2/08/2008       997,795
                                       2,850,000   Federal Home Loan Bank System (b)          3.80        12/29/2006     2,839,446
                                       1,000,000   Federal Home Loan Bank System              3.45         1/10/2007       994,924
                                       1,000,000   Federal Home Loan Bank System (b)          4.00         6/13/2007       991,041
                                       2,000,000   Federal Home Loan Bank System              4.00         6/22/2007     1,982,534
                                       2,000,000   Federal Home Loan Bank System              5.58         8/14/2007     2,001,972
                                         750,000   Federal Home Loan Bank System              4.21         9/14/2007       743,219
                                       1,400,000   Freddie Mac                                4.45         9/28/2007     1,390,775
                                         700,000   Freddie Mac                                4.595       10/05/2007       696,324
                                         800,000   Freddie Mac                                4.625       10/05/2007       796,031
                                       1,000,000   Freddie Mac                                4.655       10/11/2007       995,291
                                         700,000   Freddie Mac                                4.705       10/11/2007       697,049
                                       1,000,000   Freddie Mac                                4.75        10/24/2007       995,369
                                       1,100,000   U.S. Treasury Notes                        4.375        1/31/2008     1,093,468
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total U.S. Government, Agency &
                                                   Instrumentality Obligations - Non-Discount
                                                   (Cost - $24,466,020)                                                 24,372,716
----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments
                                                   (Cost - $307,857,960**)  - 100.2%                                   307,770,505
                                                   Liabilities in Excess of
                                                   Other Assets - (0.2%)                                                  (559,674)
                                                                                                                      ------------
                                                   Net Assets - 100.0%                                                $307,210,831
                                                                                                                      ============

 *    Commercial Paper and certain U.S. Government, Agency & Instrumentality
      Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
      Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2006.

**    Cost for federal income tax purposes.

(a) Restricted securities as to resale, representing 8.3% of net assets were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                        Acquisition
      Issue                                                                 Date          Cost         Value
      ---------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co., 5.42% due 10/02/2006       10/03/2005   $ 3,000,000   $ 3,000,000
      Jackson National Life Insurance Co., 5.39% due 5/01/2007            5/01/2006     9,000,000     9,000,000
      Monumental Life Insurance Co., 5.475% due 11/16/2006               11/17/2005     3,000,000     3,000,000
      Monumental Life Insurance Co., 5.49% due 11/22/2006                10/26/2005    10,500,000    10,500,000
      ---------------------------------------------------------------------------------------------------------
      Total                                                                           $25,500,000   $25,500,000
                                                                                      ===========   ===========
      ---------------------------------------------------------------------------------------------------------

(b)   Floating rate security.

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      BlackRock Series Funds, Inc.

      By:       /s/ Robert C. Doll, Jr.
                -----------------------------------
                Robert C. Doll, Jr.
                Chief Executive Officer
                BlackRock Series Funds, Inc.

                Date: November 17, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By:       /s/ Robert C. Doll, Jr.
                -----------------------------------
                Robert C. Doll, Jr.
                Chief Executive Officer
                BlackRock Series Funds, Inc.

                Date: November 17, 2006

      By:       /s/ Donald C. Burke
                -----------------------------------
                Donald C. Burke
                Chief Financial Officer
                BlackRock Series Funds, Inc.

                Date: November 17, 2006